    As filed with the Securities and Exchange Commission on December 15, 1995
                         File Nos. 33-62470 and 811-7704



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6                                               /X/
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 8                                                              /X/


                                 --------------

                              SCHWAB CAPITAL TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------ -----
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000
                                 --------------

                         Timothy F. McCarthy, President
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
             ------------------------------------------------------
                     (Name and Address of Agent for Service)

                          Copies of communications to:


     Martin E. Lybecker, Esq.                Frances Cole, Esq.
     Ropes & Gray Charles                    Schwab Investment Management, Inc.
     1301 K Street, NW, Suite 800 East       101 Montgomery Street
     Washington, D.C.  20005                 San Francisco, CA  94104


It is proposed that this filing will become effective (check appropriate box)
    / /    Immediately upon filing pursuant to paragraph (b)
    / /    On (date) pursuant to paragraph (b)
    / /    60 days after filing pursuant to paragraph (a)(1)
    / /    On (date) pursuant to paragraph (a)(1)
    /X/    75 days after filing pursuant to paragraph (a)(2)
    / /    On (date) pursuant to paragraph (a)(2) of Rule 485
if appropriate, check appropriate box:
    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DECLARATION PURSUANT TO RULE 24f-2:  Pursuant to Rule 24f-2 under the
Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ending October 31, 1994 was filed on December 16, 1994.

                                     PART A


                              SCHWAB CAPITAL TRUST

     The information required by Items 1 through 9 for Schwab Small-Cap Index Fund(TM) and Schwab International Index Fund(TM), two separate portfolios of Registrant, is hereby incorporated by reference to the Prospectuses for these portfolios filed with the Securities and Exchange Commission under Rule 497(e) on June 30, 1995.


     The information required by Items 1 through 9 for Schwab Asset Director(R) -- High Growth Fund, Schwab Asset Director(R) -- Balanced Growth Fund and Schwab Asset Director(R) -- Conservative Growth Fund, three separate portfolios of Registrant, is hereby incorporated by reference to the Prospectuses for these portfolios filed with the Securities and Exchange Commission under Rule 497(e) on September 29, 1995.

                              CROSS REFERENCE SHEET

                              SCHWAB CAPITAL TRUST:
                SCHWAB S&P 500 FUND--INVESTOR SHARES AND E.SHARES


Part A Item                                                    Prospectus Caption
-----------                                                    ------------------
Cover Page                                                     Cover Page

Synopsis                                                       Expenses; Key Features of Our Fund; Matching the Fund
                                                               to Your Investment Needs

Condensed Financial Information                                Not Applicable

General Description of Registrant                              Matching the Fund to Your Investment Needs; Investment
                                                               Objective and Policies; Investments and Techniques Used
                                                               by Our Fund; Organization and Management of Our Fund

Management of the Fund                                         Organization and Management of Our Fund

Management's Discussion of Fund Performance                    [Discussion to be included in the Fund's Shareholder
                                                               Reports]

Capital Stock and Other Securities                             Investing in Our Fund; Important Information About Your
                                                               Investment; Organization and Management of Our Fund

Purchase of Securities Being Offered                           Investing in Our Fund; Important Information About Your
                                                               Investment

Redemption or Repurchase                                       Investing in Our Fund

Pending Legal Proceedings                                      Not Applicable

                                    CONTENTS

                                                                            Page
                                                                            ----
Expenses
Key Features of Our Fund
Matching the Fund to Your Investment Needs
Investing in Our Fund
    How to Buy Investor Shares
    How to Buy e.Shares
    How to Sell or Exchange Investor Shares
    How to Sell or Exchange e.Shares
Investment Objective and Policies
Investments and Techniques Used by Our Fund
Important Information About Your Investment
    Distribution Options
    Income Tax Information
    How We Determine the Price of Your Shares
    How Our Fund Shows Performance
    Annual Report and Semi-Annual Report Mailings
Organization and Management of Our Fund
    Management Functions and Responsibilities
    Operating Fees and Expenses
    Other Information on the Operation of Our Fund
Glossary of Important Terms

READING THIS PROSPECTUS. Explanations of all italicized terms in this Prospectus are included in the Glossary at the end of this Prospectus. References to "you" and "your" in this Prospectus refer to prospective investors and/or shareholders, while references to "we," "us," "our" and "our Fund" refer to the Fund or in some cases, the Trust.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               SCHWAB S&P 500 FUND

                       SCHWAB S&P 500 FUND-INVESTOR SHARES
                        SCHWAB S&P 500 FUND-E.SHARES(TM)


SCHWAB S&P 500 FUND (THE "FUND") seeks to track the price and dividend performance (total return) of common stocks of United States companies, as represented by the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500(R)" or "Index"). The Fund invests primarily in equity securities of companies composing the S&P 500. The Fund is a diversified investment portfolio of Schwab Capital Trust (the "Trust"), a no-load, open-end management investment company managed by Charles Schwab Investment Management, Inc. (the "Investment Manager" or "CSIM"). This Prospectus describes both of the Fund's classes of shares - the Investor Shares (the "Investor Shares") and the e.Shares (the "e.Shares").

ABOUT THIS PROSPECTUS: THIS PROSPECTUS PROVIDES YOU WITH CONCISE INFORMATION THAT YOU SHOULD KNOW BEFORE YOU DECIDE IF THE FUND PROVIDES THE INVESTMENT OPPORTUNITIES YOU SEEK. READ IT CAREFULLY, AND RETAIN IT FOR FUTURE REFERENCE. You can find more detailed information in the Statement of Additional Information, dated February __, 1996. That Statement has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in this Prospectus by reference (which means that it is legally considered part of this Prospectus even though it is not printed here). This Prospectus is available electronically by using our Internet address: http://www.schwab.com. You can get a free paper copy of this Prospectus or the Statement of Additional Information by calling Schwab at 800-2 NO-LOAD, or by writing Schwab at 101 Montgomery Street, San Francisco, California 94104.

                  TO PLACE ORDERS AND FOR ACCOUNT INFORMATION:

INVESTOR SHARES:  Contact your local Schwab office, or call 800-2 NO-LOAD.

E.SHARES: Use SchwabLink(TM) to contact Schwab Institutional or The Charles Schwab Trust Company.

                           PROSPECTUS FEBRUARY , 1996

                                    EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are the fees and charges you pay for buying or selling shares of a fund. You pay no sales fees or charges when you buy or sell shares of our Fund.

ANNUAL FUND OPERATING EXPENSES include management fees paid to the Investment Manager, transfer agency fees, and other expenses. These expenses cover, for example, services such as investment research and management of the Fund, maintaining shareholder records, and issuing shareholder statements. Each class of shares pays its own annual operating expenses from its income, which is factored into the dividends paid to shareholders and into the share price of that class. As a shareholder, you are not charged any of these fees directly.

------------------------------------------------------------------------------------
                                                              INVESTOR
                                                               SHARES   E.SHARES(TM)
------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
    Sales charge on purchases and
      reinvested dividends                                       None      None
    Deferred sales charge or redemption fees                     None      None
    Exchange fees                                                None      None
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of  average net assets)
    Management fee (after fee reduction)(1)                      0.13%     0.13%
    12b-1 fees                                                   None      None
    Other expenses (after expense
      reduction)(2)                                              0.36%     0.15%
Total fund operating expenses(3,4)                               0.49%     0.28%
------------------------------------------------------------------------------------

(1) This amount reflects a reduction guaranteed by the Investment Manager through at least December 31, 1996. If there were no such reduction, the maximum management fee would be 0.36% of the average daily net assets of the Fund.

(2) "Other Expenses" are based on estimated amounts for the current fiscal year for the Fund after fee reductions. See "Organization and Management of Our Fund -- Operating Fees and Expenses" for information regarding the differing expenses for the Fund's multiple classes of shares. If there were no such reductions, the estimated other expenses of the Investor Shares and the e.Shares would be 0.40% and 0.19%, respectively, of the average daily net assets of that class of shares.

(3) This amount reflects the guarantee by Schwab and the Investment Manager that, through at least December 31, 1996, the total fund operating expenses of each class will not exceed 0.49% and 0.28% of average daily net assets of the Investor Shares and the e.Shares, respectively. After that, the guarantee may be terminated, modified or continued. If there were no such reduction, the estimated total operating expenses of the Investor Shares and the e.Shares would be 0.76% and 0.55%, respectively, of the average daily net assets of that class of shares.

(4) You may be charged a fee if applicable minimum balances are not maintained in your Schwab brokerage or Schwab One(R) account. (See "Investing in Our Fund - How to Buy Shares - Schwab Account Minimums and Associated Fees.") Schwab Individual Retirement Accounts with balances or $10,000 or more by September 15, 1996 will not be charged Schwab's $29 annual IRA account fee for the life of the account. Schwab Keogh plans are currently charged an annual fee of $45. See "Investing in Our Fund" for information regarding minimum balance and investment requirements.

EXAMPLES. You would pay the following expenses on a $1,000 investment in each class of the Fund's shares assuming: (1) 5% annual return and (2) redemption at the end of the period.

                                       1 Year            3 Years
                                       ------            -------
Investor Shares                        $5                $16

e.Shares                               $3                $9

THIS IS AN EXAMPLE ONLY AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THE EXPENSES SHOWN IN THE EXAMPLE. This example reflects the guarantee by Schwab and the Investment Manager that, through at least December 31, 1996, total fund operating expenses of each class will not exceed 0.49% and 0.28% of the average daily net assets of the Investor Shares and the e.Shares, respectively. Please remember that, while this example assumes a 5% annual return on investment, the actual returns of each class may be more or less than the 5% used in this example.

The purpose of the table above is to help you understand the various costs and expenses you will bear directly or indirectly when you invest in the Fund. (See "Organization and Management of Our Fund - Operating Fees and Expenses.")

                            KEY FEATURES OF OUR FUND

INVESTMENT OBJECTIVE: to track the price and dividend performance (total return) of common stocks of United States companies as represented by the S&P 500. The S&P 500 is a widely recognized, unmanaged index of the prices of 500 large company common stocks. These stocks represent approximately 70% of the market value of all common stocks publicly traded in the United States.*

* Source: Standard & Poor's, September 1995.

STRATEGY: to invest in equity securities of companies composing the S&P 500 and to minimize trading and other costs.

Common stock prices can be volatile in the short term. Market conditions or other company, political and economic news often can cause large changes in a stock's price. You should be comfortable with the volatility of an all-stock investment and the risks of the stock market. When you sell your shares they may be worth more or less than you paid for them. For more details on the Fund's investments and the risks associated with them, see "Matching the Fund to Your Investment Needs--Risk Considerations," "Investment Objectives and Policies" and "Investment Techniques Used by Our Fund."

MANAGEMENT. The Investment Manager, Charles Schwab Investment Management, Inc., currently manages the mutual funds in the SchwabFunds Family(R), a family of 22 mutual funds with approximately $32 billion in assets as of November 28, 1995. For more details, see "Organization and Management of Our Fund."

MARKET PERFORMANCE. For the twenty years ended 1994, the S&P 500 provided an average annual return of 14.5%.* Total return figures for the S&P 500 assume reinvestment of all dividends paid by stocks included in the Index. These figures do not include fees such as those charged by the Fund. They also do not include taxes, brokerage or other fees that you would pay if you directly invested in all the stocks of the Index.

* Source: BARRA Inc. Past performance of the S&P 500 does not necessarily reflect future performance results of the S&P 500 or the Fund.

LOW COST INVESTING. You pay no sales fees or charges when you buy or sell shares of the Fund. The Investment Manager and Schwab guarantee that the Investor Shares' total operating expenses will not exceed 0.49% and that the e.Shares total operating expenses will not exceed 0.28% through December 31, 1996. After that, the guarantee may be terminated, modified or continued. For more details, see "Investing in Our Fund" and "Operating Fees and Expenses."

REDUCED TAXES. The Fund has adopted trading strategies which are designed to offset capital gains and losses and keep portfolio turnover low. This can help reduce your current capital gains taxes. See "Investment Objectives and Policies."

SHAREHOLDER SERVICES - INVESTOR SHARES. Schwab's professional representatives are available toll-free 24 hours a day at 800-2 NO-LOAD to serve your account, or you can visit or call your local Schwab office during regular business hours.

SHAREHOLDER SERVICES - E.SHARES(TM). The e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM). Transactions in the e.Shares are not available by telephone, mail or in person. See "Investing in the Fund."

CONVENIENT REPORTING. You receive one consolidated account statement for all of your account activity, including all of your mutual fund activity.

FREE AUTOMATIC INVESTMENT PLAN. Schwab's free Automatic Investment Plan allows you to make regular investments in the Investor Shares in amounts and at intervals that you select. For more details, see "Schwab Automatic Investment Plan."

                   MATCHING THE FUND TO YOUR INVESTMENT NEEDS

We designed the Fund to provide you exposure to the growth potential of the stock market. In the past, common stocks have outperformed most other securities over time. The Fund may be appropriate for you if you have a long-term investment horizon and want the growth potential of stock investments. Typical uses for the Fund might include investors saving for retirement or college funding. The Fund is also appropriate for use in IRA's and other retirement plans. A broadly-based stock index fund, like the Fund, is also often used as a component of an asset allocation plan. While the Fund is not a complete investment plan, you might use it as a "core" equity investment around which you may tailor your overall plan.

The Fund offers two different classes of shares - one of which may be appropriate for you. Although both classes invest in the same portfolio of stocks, each class's operating expense ratio, and therefore their return and per share net asset value, is different. The lower operating expense ratio of the e.Shares reflects the substantially lower costs of entering transactions and communicating with the Fund through SchwabLink(TM).

The e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM). Transactions in e.Shares are not available by telephone, mail or in person.

The Investor Shares are appropriate for investors who desire to enter their transactions or communicate with the Fund in person, by telephone, or by mail or who do not want to be limited to using a computer for these purposes.

We seek investment results that track, rather than beat, the total return of the S&P 500. Thus, we do not "actively" choose investments in the same way as actively managed stock funds do. Those funds choose investments based on economic, financial, and market factors and investment judgment. In contrast, we use a "passive" or "indexing" strategy. This means that we buy and sell stocks primarily to match the Index or to invest cash from purchases or obtain cash for redemptions of our shares. The Fund and the Investment Manager normally do not judge the merits of any particular stock. Thus, you should not expect our Fund to match the potential returns of funds that aggressively seek growth. You also should not expect the price stability of funds investing primarily in bonds or money market instruments.

We designed the Fund for long-term investors. You should not use the Fund to speculate on short term market movements. Doing so can disrupt our investment strategy and operations. It also raises costs for other Fund investors. As a result, we may refuse any purchase or exchange order that we deem to be disruptive to the Fund or its investments.

RISK CONSIDERATIONS. We invest in substantially all of the 500 common stocks composing the Index. Hence, your investing in our Fund will expose you to stock risk. Prices of many stocks or of a single stock may decline over short or even long periods. However, diversity of stock holdings does tend to reduce stock risk. Because we own so many different stocks, our Fund is less sensitive to the decline of any one of them than if it invested in fewer stocks. Their wide range of industries also tends to lessen the impact of one industry's decline. Even so, these factors cannot protect you from all possible losses.

Also, to better track the investment results of the S&P 500, we may engage in certain stock futures contracts and options, which are types of derivative transactions. Their potential return and risk can vary widely from type to type. See "Investment Techniques Used By Our Fund" in this Prospectus and "Investment Securities" in the SAI for details about the derivatives that we use and the limits on them. You should pay special attention to these descriptions of derivatives, for these investments carry more risk potential than the Fund's other investments.

                              INVESTING IN OUR FUND

NEW INVESTORS TO SCHWAB need to open a Schwab account by completing and signing an account application. Mail it, together with your check, to the address indicated on the application. You may also open your account in person as described in the table on this page.

EXISTING SCHWAB INVESTORS must have funds in their Schwab account to buy shares in the Fund. Schwab will charge your account a $15 service fee for any check returned because of insufficient or uncollected funds, or because of a stop payment order.

Within your Schwab account, you have access to other investments available at Schwab, such as stocks, bonds and other mutual funds. The Securities Investor Protection Corporation (known as "SIPC") will provide account protection, in an amount up to $500,000 for your securities, including Fund shares, that you hold in a Schwab account. Of course, SIPC account protection does not protect you from share price fluctuations.

                            ACCOUNT MINIMUMS AND FEES
--------------------------------------------------------------------------------

FUND INITIAL PURCHASE:
     Brokerage account                                                   $1,000
     Custodial account                                                   $  500

FUND ADDITIONAL PURCHASE:
     Brokerage account                                                   $  100
     Custodial account                                                   $  100
     Automatic investment plan
          (Investor Shares only)                                         $  100

FUND MINIMUM BALANCE:
     Brokerage account                                                   $1,000
     Custodial account                                                   $  500

--------------------------------------------------------------------------------

Schwab reserves the right to waive these minimums for clients of Schwab Institutional and The Charles Schwab Trust Company and for certain tax-advantaged retirement plans.

A quarterly fee of $7.50 will be charged on Schwab brokerage accounts that fall below the minimum. This fee, if applicable, will be charged at the end of each quarter and will be waived if there has been one commissionable trade within the last six months, or if the shareholder's combined account balances at Schwab total $10,000 or more.

Schwab currently imposes no fee for opening a Schwab One(R) account with a minimum of $5,000 account equity. Schwab One accounts containing less than $5,000 account equity are subject to a fee of $5 per month imposed by Schwab if there have been fewer than two commissionable trades within the last twelve months.

The Fund, in its sole discretion and without prior notice to you, reserves the right to reject orders to buy shares, to change the minimum investment requirements, and to withdraw or suspend any part of the offering made by this Prospectus. The Fund must accept all orders to buy shares to be effective, and orders are not binding until the Fund confirms or accepts them in writing.

                           HOW TO BUY INVESTOR SHARES

You may place Investor Shares purchase and redemption orders as well as request exchanges at any one of over 200 Schwab offices nationwide or by calling 800-2 NO-LOAD, where trained representatives are available to answer questions about the Investor Shares and your account. The privilege to initiate transactions by telephone, as discussed below, is automatically available through your Schwab account.

We will follow reasonable procedures to confirm that your telephone instructions are genuine. If we do not follow reasonable procedures to confirm that your telephone order is genuine, we may be liable for any losses you may suffer from unauthorized or fraudulent orders. These procedures may include requiring a form of personal identification, providing written confirmation of your telephone instructions, and recording all telephone transactions. You should be aware that telephone transactions may be difficult to implement during periods of drastic economic or market changes. If you experience difficulties in reaching us by telephone, you can mail your orders or place them in person as set forth below.

--------------------------------------------------------------------------------

Whether by phone, mail, or in person, you must always provide the following information:

-     your Schwab account number.

-     the name of the Fund and class of shares you wish to buy.

-     the amount you wish to invest.

BY PHONE
-     Call 800-2 NO-LOAD (800-266-5623)

-     Place a buy order for your account.

BY MAIL
- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.

-     Make your check payable to Charles Schwab & Co., Inc.

- Mail to 101 Montgomery Street, San Francisco, CA 94104 or your local Schwab office.

- After you mail your letter, it is irrevocable, and you may not modify or cancel it.

ELECTRONICALLY
- For more information regarding how to purchase Investor Shares electronically using StreetSmart(TM), The Equalizer(R), TeleBroker(R) and SchwabLink(TM), call 800-2 NO-LOAD.

IN PERSON
-     Deposit your check at your local Schwab office.

-     For the Schwab office nearest you, call 800-2 NO-LOAD.

BY WIRE
-     Contact your local Schwab office for instructions.

AUTOMATICALLY (INVESTOR SHARES ONLY)
-     Use Schwab Automatic Investment Plan.

-     Sign up for this service when opening your account.
--------------------------------------------------------------------------------

SCHWAB'S AUTOMATIC INVESTMENT PLAN ("AIP") allows you to make periodic investments in the Investor Shares and other non-money market SchwabFunds(R) (and certain other funds available through Schwab) automatically and conveniently. You can make automatic investments in any amount, from $100 to $50,000, once you meet the Fund's investment minimum. You may make investments automatically from your Schwab account. You may use the uninvested cash in your Schwab account. You also may use the proceeds of redemption of shares of the Schwab Money Fund linked to your Schwab account. In addition, you may use the Schwab MoneyLink(R) Transfer Service. For more detailed information about this service, or to establish your Automatic Investment Plan, call your local Schwab office or 800-2 NO-LOAD, 24 hours a day.

As long as you are purchasing Fund shares through the Automatic Investment Plan, all dividends and distributions paid by the Fund must be reinvested in additional Fund shares and may not be received in cash.

                             HOW TO BUY E.SHARES(TM)

The e.Shares are available to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can communicate with Schwab through SchwabLink(TM). Transactions in e.Shares are not available by telephone, mail or in person.

To enter your transactions, follow the specific transaction instructions in the user manual SchwabLink(TM).

                       HOW TO SELL OR EXCHANGE YOUR SHARES

You can sell your Investor Shares at any time, in person, by telephone or by mail. You can sell your e.Shares at any time electronically. When you sell your shares, you may receive more or less than the amount you invested.

The exchange privilege allows you to exchange your SchwabFunds(R) shares for shares of any other SchwabFunds class or series available to investors in your state if your purchase meets the Fund's eligibility requirements. Thus, you can conveniently modify your investments if your goals or market conditions change. An exchange of shares between Funds will be treated as a sale of the shares for federal income tax purposes, while an exchange of shares between classes of shares of the same Fund will not be treated as a sale of the shares. Note that you must meet the minimum investment requirements applicable to the shares you wish to receive in an exchange. The Fund reserves the right on 60 days' written notice to modify, limit or terminate the exchange privilege.

                     HOW TO SELL OR EXCHANGE INVESTOR SHARES
--------------------------------------------------------------------------------
Whether by phone, mail or in person, the following information is always needed:

When Selling Shares:
-     your Schwab account number.

-     the name of the Fund from which you wish to sell Investor Shares.

-     the number of shares you wish to sell.

When Exchanging Shares:
-     your Schwab account number.

-     the number of shares you want to exchange.

-     the name of the Fund from which you wish to exchange Investor Shares.

- the name of the Fund and class (if any) into which shares are to be exchanged.

-     the distribution option you select.

BY PHONE
-     Call 800-2 NO-LOAD (800-266-5623)

-     Place a sell or exchange request for your account.

BY MAIL
- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.

- Mail to 101 Montgomery Street, San Francisco, CA 94104 or your local Schwab office.

- Once your letter is mailed, it is irrevocable and may not be modified or canceled.

ELECTRONICALLY
- For more information regarding how to sell or exchange Investor Shares electronically using StreetSmart(TM), The Equalizer(R), TeleBroker(R) and SchwabLink(TM), call 800-2 NO-LOAD.

IN PERSON
-     Place your sell or exchange request at your local Schwab office.

-     For the Schwab office nearest you, call 800-2 NO-LOAD.
--------------------------------------------------------------------------------


                      HOW TO SELL OR EXCHANGE E.SHARES(TM)
--------------------------------------------------------------------------------
To sell or exchange your e.Shares the following information is always needed:

When Selling Shares:
-     Your SchwabLink(TM) master account number and subaccount number.

-     the name of the Fund from which you wish to sell e.Shares.

-     the number of shares you wish to sell.

When Exchanging Shares:

-     Your SchwabLink(TM) master account number and subaccount number.

-     the name of the Fund from which you wish to exchange e.Shares

-     the number of shares you wish to exchange

- the name of the Fund and class (if any) into which shares are to be exchanged

-     the distribution option you select.

To enter your transaction, follow the specific transaction instructions in the user manual on SchwabLink(TM). Transactions in e.Shares are not available by telephone, mail or in person.

Payment for redeemed shares will be credited directly to your Schwab account no later than 7 days after Schwab's Mutual Fund Transfer Agency Department receives your sell instructions in proper form. Proceeds will then be held there or mailed to you depending on the account standing instructions you have selected. For information on how to wire funds from your Schwab account to your bank, contact your local Schwab office for additional information.

If you purchased shares by check, your sales proceeds may be held in your Schwab account until your check clears (which may take up to 15 days). Depending on the type of Schwab account you have, your money may earn interest during any holding period.

The Fund may suspend redemption rights or postpone payments when trading on the New York Stock Exchange is restricted, the Exchange is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit. The Fund may also elect to invoke a 7 day period for cash settlement of individual redemption requests in excess of $250,000 or 1% of the Fund's net assets, whichever is less. (See "Purchase and Redemption of Shares" in the Statement of Additional Information.)

                        INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to track the price and dividend performance (total return) of common stocks of United States companies, as represented by the S&P 500.

The S&P 500(R) is a widely recognized, unmanaged index of 500 large company common stocks selected by Standard & Poor's ("Index Stocks"). Index Stocks represent nearly 70% of the market value of all common stocks publicly traded in the United States. The Index

Stocks of the 50 largest companies of the S&P 500 account for approximately 46% of the Index. Total returns for the S&P 500 assume reinvestment of dividends. These returns do not include fees such as those charged by the Investment Manager. They also do not reflect taxes, brokerage commissions or other fees that you would pay if you invested directly in all the Index Stocks.

The Fund seeks investment results that track, rather than beat, the total return of the S&P 500. Thus, it does not "actively" choose investments in the same way as actively managed stock funds do. Those funds choose investments based on economic, financial, and market factors and investment judgment. In contrast, the Fund uses a "passive" or "indexing" strategy. It buys and sells stocks primarily to match the Index or to invest cash from Fund share purchases or obtain cash for redemptions of Fund shares. Thus, the Fund and the Investment Manager normally do not judge the merits of any particular stock.

Under normal market conditions, the Fund invests at least 80% of its assets in Index Stocks. The Fund generally tries to match its Index Stock holdings to those Stocks' weightings in the Index. In extraordinary circumstances, the Fund may exclude a stock from its holdings or the Index or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund may purchase securities of companies of which it may be affiliated to the extent that these companies are represented in the Index.

TAX EFFICIENCY. The Fund is managed to minimize the Fund's current capital gains tax liability. This feature can make a real difference in your after-tax return, especially if you are in a high tax bracket. The Fund has adopted a number of policies which help reduce its portfolio turnover ratio and minimize the level of current realized capital gains. These policies include selling the highest tax cost securities first, not automatically rebalancing the portfolio to reflect changes in the Index, and trading only round-lots or large blocks of securities. These policies will be utilized only to the extent they do not have a material effect on the Fund's ability to track the performance of the Index.

Although the Fund focuses on Index Stocks, it also may buy and sell other equity securities and other types of instruments. It also buys and sells short-term debt securities for cash management purposes. It also uses various techniques, such as options and futures contracts, to adjust its correlation to the S&P 500.

The Fund typically will not track the performance of the S&P 500 perfectly. Fund costs, fees and expenses impair the Fund's correlation, as do the amounts and timing of Fund cash inflows and outflows. Changes in the markets can also inhibit the match. The Fund's strategy of minimizing capital gains taxes and portfolio turnover also may cause differences.

                   INVESTMENTS AND TECHNIQUES USED BY OUR FUND

In seeking its objective, the Fund may buy and sell the investments and employ the techniques described below. Please see the Statement of Additional Information ("SAI") and the Fund's annual and semi-annual reports for more details. The Fund's investment policies and restrictions apply when the Fund makes an investment. Except with respect to futures and options, later changes, such as changed market values, do not require the Fund to sell the investment even if the Fund could not then make the same investment.

The Fund's investment objective and designated investment policies discussed below are fundamental. The Fund cannot change them without shareholder approval. See "Investment Restrictions" in the SAI for details. Because any investment involves risk, we cannot guarantee achieving the Fund's objective.

EQUITY SECURITIES. Equity securities are ownership interests in the net worth of a corporation. They include common stocks, preferred stocks, convertible securities and warrants. In the past, they have outperformed most other securities over time. Their prices can be volatile in the short term though. Market conditions or other company, political and economic news often can cause large changes in a stock's price for the short term or long term. Smaller company securities are especially sensitive to these factors.

SHORT TERM DEBT SECURITIES. While the Fund tries to remain invested in Index Stocks as fully as possible, it must manage cash flows resulting from the purchase and sale of Fund shares. Thus, the Fund also may invest in U.S. Dollar denominated short-term bonds and money market instruments. The Fund may buy debt securities of or guaranteed by the U.S. government, its agencies or related bodies. It also may use certificates of deposit, time deposits and bankers acceptances. The Fund also may buy commercial paper if the commercial paper has one of an NRSRO's top two ratings or has comparable quality if it is unrated. The Fund uses repurchase agreements regarding any of these debt securities. It also may buy and sell shares of other mutual funds to manage its cash flows.

THE FUND MAY USE FUTURES CONTRACTS AND OPTIONS. To track the Index, and to do so in an efficient and cost effective manner, the Fund may use stock futures contracts and options which are types of derivative transactions. Specifically, the Fund may enter into futures contracts and options on futures contracts provided that the aggregate deposits required on these contracts do not exceed 5% of the Fund's total assets.

The Fund may use futures contracts and options for several reasons: to more closely track the performance of the S&P 500, to reallocate the Fund's assets among Index Stocks while minimizing transaction costs; to maintain cash reserves while simulating full investment; to facilitate trading; or to seek higher investment returns or simulate full investment when a futures contract is priced more attractively or is otherwise considered more advantageous than the underlying security or index.

Trading costs for futures contracts and options often are less than the costs of direct investments. Thus, the Fund tries to use futures contracts to reduce the Fund's total trading costs. Also, futures contracts only require a small initial margin deposit. That way, the Fund often is able to keep a cash reserve for future redemptions but in effect keep fully invested. The Fund sells futures contracts upon net redemptions to avoid leverage.

Futures contracts and options pose certain risks. The values of futures contracts and options may not perfectly track changes in the Index Stocks' holdings. The secondary market for a futures contract also may not be liquid. As a result, the Fund may not be able to close a futures position before it settles. The Fund seeks to avoid the risk of tracking errors by careful selection of the futures and options to match the Fund's holdings. It also buys and sells on a national exchange that has an active and liquid secondary market.

The risk of loss in trading futures contracts in some strategies can be substantial. Low required margin deposits and the extremely high degree of leverage of some contracts help cause this risk. Thus, a relatively small price change in a security or index linked to a futures contract may result in immediate and substantial loss (or gain). If it invests in futures contracts, the Fund sets assets aside to cover any related Fund payment that it may have to make in the future related to the contracts. The Fund sets aside cash or other holdings that it quickly can turn into cash.

Since the Fund will not use futures and options contracts for the purposes of leveraging the portfolio, the Investment Manager does not believe that the Fund is subject to the degree of risk frequently associated with futures and options transactions.

ILLIQUID SECURITIES. The Fund may buy illiquid securities, provided that it does not invest more than 10% of its net assets valued at the time of the transaction in such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. Generally, the Fund will not pay for securities or start earning interest on them until the Fund receives them. Securities purchased on a when-issued or delayed delivery basis are recorded as assets. During the period between the agreement date and the settlement date, the value of such securities may change as the prices of securities in the stock market increase or decrease, or as interest rates change. Default by the other party to the agreement may result in a loss to the Fund.

REPURCHASE AGREEMENTS. The Fund may engage in repurchase agreements. In a repurchase agreement, the Fund buys a security at one price and agrees to sell it back at a higher price. In the event of a bankruptcy or other default of a repurchase agreement counterparty, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

BORROWING POLICY. The Fund may borrow money only for temporary purposes to meet redemption requests that it cannot otherwise meet without immediately selling portfolio securities. The Fund may borrow up to 33 1/3% of its total asset value. It may pledge up to 10% of its net asset value to secure such borrowings. The Fund may not borrow to leverage. The Fund's borrowing policy is fundamental.

SECURITIES LENDING: As a means of increasing income, the Fund may lend securities it owns worth up to 33 1/3% of its assets. The borrower must fully collateralize these loans always. If the borrower defaults or becomes insolvent, the Fund may incur expenses or losses. The Fund might not recover the loaned securities immediately and might even lose them entirely.

INVESTMENT COMPANIES. The Fund may buy shares of other investment companies, including those managed by CSIM, the Investment Manager. These purchases will be subject to the limitations imposed by the 1940 Act, and we will only make these purchases after obtaining any required regulatory approvals. Investment by the Fund in other investment companies may cause you to bear duplicative fees for certain services..

TURNOVER. The Fund anticipates that its annual turnover rate will not exceed
100%.

                   IMPORTANT INFORMATION ABOUT YOUR INVESTMENT

                              DISTRIBUTION OPTIONS

When you first buy shares in our Fund, you may choose one of the three following distribution options:

1. AUTOMATIC REINVESTMENT: We will reinvest all istributions in additional shares of the Fund. The Fund chooses this option automatically unless you specify otherwise. If you are purchasing Fund shares through Schwab's AIP, you must choose this distribution option for this Fund.

2. CASH DIVIDENDS/REINVESTED CAPITAL GAINS: We will pay you income dividends in cash and invests capital gains for you in additional Fund shares.

3. ALL CASH: We will pay you both income dividends and any capital gains distributions in cash.

The Fund reinvests distributions at the net asset value the Fund next determines after the record date. We credit your cash distributions to your Schwab account on the date distributions are payable. We leave them there or mail them to you, depending your standing account instructions.

To change the distribution option you have selected, call your local Schwab office or 800-2 NO-LOAD.

The Fund intends to distribute substantially all of its net investment income each year, as determined by the Board of Trustees. The Fund will pay net investment income dividends annually in December. It will distribute net capital gains, if any, annually in December. You should be aware that your per share equity in undistributed net investment income may be diluted by the continuing purchases and redemptions of the Fund's shares We will automatically reinvest all your distributions in additional shares of the Fund unless you elect otherwise.

                             INCOME TAX INFORMATION

The following is only a very brief summary of how some of the federal income tax laws affect you and the Fund. Thus, you must consult with your own tax advisers about your particular tax situation.

The Fund intends to qualify as a regulated investment company under the Code. To qualify, we will distribute substantially all of our investment company taxable income and our capital gain net income (if any) each year. In addition, we will meet certain other Code requirements. As a regulated investment company, we will pay no federal income taxes insofar as we distribute our earnings to our shareholders. Income we receive from certain foreign sources, however, may be subject to foreign income taxes and withholding.

Dividends that the Fund pays to you from net investment income generally are taxable to you as ordinary income. So are distributions of the Fund's net short-term capital gains in excess of any net long-term capital losses. Distributions that the Fund designates as long term capital gains (net of capital losses) generally are taxable to you as long term capital gains no matter how long you own your Fund shares. These tax rules apply whether the Fund pays dividends in cash or in reinvested shares.

If you are not subject to tax on your income, you may have different tax treatment. In general, you will not pay tax on the Fund's distributions to you.

You should be aware that an exchange of Fund shares for shares of other SchwabFunds(R) will be treated as a taxable event for federal income tax purposes. However, an exchange between the Investor Shares and the e.Shares will not be treated as a taxable event.

We will provide you with a record of all dividends, distributions, purchases, and sales on your regular Schwab brokerage account statement. Each year we will notify you of the federal income tax treatment of all distributions made that year to your account.

                    HOW WE DETERMINE THE PRICE OF YOUR SHARES

The price of an Investor Share or an e.Share of the Fund is its net asset value. We determine net asset values each Business Day at the close of trading on the New York Stock Exchange, generally at 4:00 p.m., Eastern time. We determine the price of each class of shares by first valuing the total assets of the Fund attributable to that class, then subtracting that class's share of any liabilities; and dividing the balance by the number of shares outstanding of that class.

The Fund values its assets based on market quotes if they are readily available. If they not available, the Investment Manager assigns assets fair values in good faith under Board of Trustees guidelines. The Fund values illiquid and restricted securities in this way. The Board of Trustees regularly reviews these values. The Fund uses prices furnished by pricing services if it believes that they reflect market values.

Purchase or redemption orders and exchange requests will be executed at the net asset value next determined after receipt by Schwab's Mutual Fund Transfer Agency Department.

                        HOW OUR FUND REPORTS PERFORMANCE

From time to time the Fund may advertise the total return and yield of each class of shares. These figures reflect past results and are not intended to predict future performance. We often will compare our performance to the S&P 500 and other indices.

Total return measures the percentage change in the value of an investment in a class of shares over time. It reflects all share price movements, dividends, distributions and expenses. It assumes the reinvestment of all dividends and capital gains. Average annual total return is a measure of the yearly changes in the value of the investment. It is the constant compound rate of return, which if applied to the investment each year, would result in the actual total return over that time. Other total return figures we show may differ. We may base them on non-standard periods. We also might show aggregate or cumulative returns.

Yield refers to the income generated by an investment in the a class of shares over a given period. It is expressed as an annualized percentage rate. Each class of shares calculates yields according to an SEC standard for all stock and bond funds. Because this differs from other accounting methods, each class of shares may quote a yield not equal the income that class actually pays to you.

The Investor Shares and the e.Shares are subject to different expenses. As a result, their performances will differ.

                  ANNUAL REPORT AND SEMI-ANNUAL REPORT MAILINGS

Twice a year, the Fund provides you a report showing the performance of the Fund and each class of its shares and outlining its investments. To reduce mailing costs, we combine these mailings by household. If a household has multiple accounts and the same address of record for all the accounts, we send mailings for all accounts at that address in a single package. If you do not want to combine mailings for your account, please write to SchwabFunds(R) at the address on the front of this Prospectus. To request a free copy of the Fund's Annual Report (or Semi-Annual Report), call your local Schwab office or call 800-2 NO-LOAD.

                           ORGANIZATION AND MANAGEMENT
                                   OF OUR FUND

MANAGEMENT FUNCTIONS AND RESPONSIBILITIES

GENERAL OVERSIGHT OF OUR FUND. The Board of Trustees and officers meet regularly to review the Fund's investments, performance, expenses and other business affairs.

THE INVESTMENT MANAGER. The Investment Manager, Charles Schwab Investment Management, Inc. or CSIM, manages the Fund's business affairs. Its actions are subject to the authority of the Board of Trustees and officers of Schwab Capital Trust. The Investment Manager also manages the Fund's investments. It places all orders for the Fund's securities transactions. The Investment Manager, founded in 1989, is a wholly owned subsidiary of The Charles Schwab Corporation. It also acts as investment manager and administrator to the SchwabFunds(R) mutual funds. As of November 28, 1995, the SchwabFunds(R) had aggregate net assets of approximately $32 billion.

Geri Hom is the Fund's portfolio manager. She joined Schwab in March 1995 as Portfolio Manager - Equities and currently manages the three Schwab index funds with $1.2 billion in assets and the equity portions of the three Schwab Asset Director(R) Funds. For four years before joining Schwab, she was a Principal for Wells Fargo Nikko Investment Advisors. She was Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko for seven years before that.

Stephen B. Ward, Schwab's Senior Vice President and Chief Investment Officer, also participates in the management of the Fund. Before April 1991, Mr. Ward was Vice President and Portfolio Manager for Federated Investors.

TRANSFER AGENT AND SHAREHOLDER SERVICES. Schwab serves as the Shareholder Services Agent and Transfer Agent for the Fund. Schwab was established in 1971 and is America's largest discount broker. Schwab provides low-cost securities brokerage and related financial services to approximately 3.3 million active customer accounts and has over 200 branch offices. Schwab also offers convenient access to financial information services and provides products and services that help investors make investment decisions. Schwab is a wholly owned subsidiary of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman and Chief Executive Officer, and a director of The Charles Schwab Corporation and, as of August 31, 1995, the beneficial owner of approximately 20.4% of the outstanding shares of that corporation. Mr. Schwab may be deemed to be a controlling person of Schwab and the Investment Manager.

                           OPERATING FEES AND EXPENSES

The Investment Manager provides investment management services under the terms of its Investment Advisory and Administration Agreement with the Trust. For these services, it is entitled to a graduated annual fee payable monthly from the Fund. The rate is 0.36% of the Funds' average daily net assets not in excess of $1 billion;

0.33% of such net assets over $1 billion, but not more than $2 billion; and 0.31% of such net assets over $2 billion.

The Investment Manager guarantees that, through at least December 31, 1996, the management fees for each class of the Fund's shares will not exceed 0.13% of its average daily net assets.

For its services as Transfer Agent, Schwab is entitled to receive an annual fee from each class of shares of 0.05% of its average daily net assets. In addition, for shareholder services provided, Schwab is entitled to receive from the Investor Shares an annual fee of 0.20% of average daily net assets and from the e.Shares an annual fee of 0.05% of average daily net assets. Schwab may absorb certain expenses incurred by the Fund for these services in order to limit the Fund's ratio of operating expenses.

The Investment Manager and Schwab also guarantee that, through at least December 31, 1996, total operating expenses of the Fund allocable to the Investor Shares will not exceed 0.49% of its average daily net assets and that the total operating expenses allocable to the e.Shares(TM) will not exceed 0.28% of its average daily net assets. For purposes of this guarantee, "operating expenses" do not include interest expenses, taxes, foreign taxes withheld, and capital items such as costs of purchase or sale of portfolio securities, including brokerage fees or commissions. The effect of this voluntary expense limitation is to maintain or increase the Fund's total return to shareholders.

Schwab serves as the distributor for the Fund but receives no compensation for this service.

OTHER EXPENSES. The Trust pays the expenses of the Fund's operations. These expenses include the fees and expenses for independent auditors, legal counsel, custodians, and the cost of maintaining books and records of account, taxes, registration fees, and the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws, and industry association membership dues. The Fund seeks to keep transaction costs and other expenses low.

The Trust generally allocates these expenses among the individual investment portfolios or series ("Series") of the Trust, including the Fund. The Fund allocates expenses when incurred based on the relative net assets of each Series. However, the Fund charges expenses directly attributable to a particular Series or class of a Series to that Series or class, respectively. The differing expenses applicable to the Investors Shares and the e.Shares of the Fund will cause the performance of the classes to differ.

PORTFOLIO BROKERAGE. When placing orders for the Fund's securities transactions, the Investment Manager uses its judgment to obtain the best price and execution. It considers the full range and quality of brokerage services available in making these determinations. For securities transactions in which Schwab is not a principal, the Investment Manager may use Schwab to execute the Fund's transactions. To do so, it must reasonably believe that Schwab's commissions (or prices) and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

                 OTHER INFORMATION ON THE OPERATION OF OUR FUND

The Trust is a business trust formed under the laws of Massachusetts on May 7, 1993. It may issue an unlimited number of shares of beneficial interest in one or more Series or classes. Currently it offers shares of six Series. The Board of Trustees may authorize the issuance of shares of additional Series or classes, if it deems it desirable. Shares within each Series have equal, noncumulative voting rights, and have equal rights as to dividends, assets, and liquidation of such Series except to the extent that such voting rights or rights as to dividends, assets and liquidation vary among classes of a Series.

The Fund's two classes of shares represent ownership of the same investment portfolio. The two classes have equal rights except for dividends and distributions. The differing expenses applicable to the two classes cause their dividends, distributions and share prices to differ.

ANNUAL SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings. It does not intend to do so except in connection with certain matters. These include a change in a Fund's fundamental policies, election of Trustees, or approval of any investment advisory agreement. In addition, shareholders may elect or remove a Trustee at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

YOUR VOTING RIGHTS. If we were to make changes to the Fund's management or fundamental policies, we would ask you to vote as a shareholder. If we hold a meeting and you cannot attend, you can vote by proxy. Before the meeting, the Fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back. Shareholders have one vote for each share owned. Unless permitted by the 1940 Act, shareholders will vote by Series and not in the aggregate. For example, when voting to approve an investment advisory agreement for a Series, only shareholders of that Series may vote. When voting to elect Trustees, shareholders of all the Series vote in the aggregate. In addition, holders of each class of shares will vote exclusively as a class on any matter relating solely to their arrangement as a class and on any matter in which the interest of that class differ from the interest of any other class in that Fund.

SHARE CERTIFICATES. To assist in minimizing administrative costs, share certificates will not be issued. Records regarding share ownership are maintained by the Transfer Agent.

S&P 500 LICENSE. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its Fund's shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of Fund shares or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, its shareholders, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

                           GLOSSARY OF IMPORTANT TERMS

ANNUALIZED: calculated to represent a year; a statement produced by calculating financial results covering less than a year to show what might happen when the results are hypothetically extended to cover an entire year.

BOND: a debt obligation that requires the issuer to pay a fixed sum of money each year (the interest payments) until maturity, the date on which the bond comes due and the principal (the amount borrowed) must be paid. Floating or variable rate bonds have an interest rate that rises or falls if general interest rates or some other security (such as Treasury bills) rises or falls.

BUSINESS DAY: any day the New York Stock Exchange is open for business. A Business Day normally begins at 9 a.m. Eastern time when the Exchange opens, and usually ends at 4 p.m. Eastern time when the Exchange closes.

CAPITAL GAIN OR LOSS: the increase or decrease in the value of a security over the original purchase price. A gain is realized when the security that has increased in value is sold. An unrealized gain or loss occurs when the value of a security increases or decreases but the security is not sold. If a security is held for more than 12 months and then sold at a profit, that profit is a realized long-term capital gain. If it is sold at a profit after being held for less than 12 months, that profit is a realized short-term capital gain.

CODE: The Internal Revenue Code of 1986, as amended.

CSIM: The Fund's Investment Manager, Charles Schwab Investment Management, Inc, 101 Montgomery Street, San Francisco, CA 94104.

DERIVATIVES: financial instrument or arrangement whose value depends on (or "derives") from the value of an underlying asset, reference rate or index.

DISTRIBUTION: payment the Fund makes to shareholders. There are two kinds of distributions: dividends, or the profits (after expenses) from the Fund's investments, and capital gains distributions.

DIVERSIFIED: under the 1940 Act, a diversified fund generally may not invest more than 5% of its assets in the securities of any one issuer, and may not hold more than 10% of the voting shares of any one issuer with respect to 75% of the value of its total assets. Certain minor exceptions apply to this policy, which are described in the SAI.

FUNDAMENTAL: a policy which can not be changed without the approval of a majority of the shareholders of the Fund.

INVESTMENT MANAGER: Charles Schwab Investment Management, Inc. (or CSIM), 101 Montgomery Street, San Francisco, CA 94104

LARGE COMPANY STOCKS: The stocks of companies with the largest market capitalization's, i.e., market capitalizations of about $1.5 billion and up.

MARKET VALUE: The total value of a company as represented by the share price times the number of shares outstanding.

MONEY MARKET INSTRUMENT: Short-term liquid debt such as Treasury bills and commercial paper.

NET ASSET VALUE (NAV): on a per share basis, the value of one share in a fund or class of a fund. This value is determined by adding the total fund or class assets, subtracting all liabilities, and then dividing the resulting number by the number of shares outstanding.

1940 ACT: the Investment Company Act of 1940, as amended.

NONCUMULATIVE VOTING RIGHTS: the right of a shareholder to vote only the number of shares owned at the time of voting.

NRSRO: nationally recognized statistical rating organization.

PORTFOLIO: the total stocks, bonds, and other securities held by an individual investor, a mutual fund, or a financial institution.

RISK: the possibility of losing all or part of your investment, that the value of your investment will decrease, or that you will receive little or no return on your investment.

S&P 500(R): an index of 500 stocks selected, calculated, and published by Standard & Poor's ("S&P"). S&P is neither an affiliate nor sponsor of the Fund, and inclusion of a stock in the Index does not imply necessarily that it is a good investment. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Schwab Capital Trust.

SAI: the Trust's Statement of Additional Information, as revised from time to time.

SCHWAB: Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA
94104.

SECURITIES AND EXCHANGE COMMISSION (SEC): established by Congress to administer the Securities Act of 1933, the Investment Company Act of 1940, and other securities-related laws.

SHORT TERM: with respect to the Fund's portfolio investments, maturing in 397 days or less.

STOCK RISK: the possibility that stock prices in general or particular will decline over short or even extended periods.

TOTAL RETURN: the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. Cumulative total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

TRANSFER AGENT: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104.

TRUST: Schwab Capital Trust.

VOLATILITY: a measure of the magnitude and frequency of changes in securities values. Statistically, volatility is the measure of the spread of the prices or yields around the mean of the prices or yields.

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NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING NOT CONTAINED IN THIS PROSPECTUS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR.

--------------------------------------------------------------------------------
THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT LAWFULLY BE MADE.

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                              CROSS REFERENCE SHEET

                              SCHWAB CAPITAL TRUST

                                                               Statement of Additional
Part B Item                                                    Information Caption
-----------                                                    -------------------
Cover Page                                                     Cover Page

Table of Contents                                              Table of Contents

General Information and History                                General Information

Investment Objectives and Policies                             Investment Objectives; Investment Securities;
                                                               Investment Restrictions

Management of the Fund                                         Management of the Trust

Control Persons and Principal Holders of Securities            Management of the Trust; General Information

Investment Advisory and Other Services                         Management of the Trust

Brokerage Allocation and Other Practices                       Portfolio Transactions and Turnover

Capital Stock and Other Securities                             General Information

Purchase, Redemption and Pricing of Securities Being           Share Price Calculation; Purchase and Redemption of
Offered                                                        Shares

Tax Status                                                     Taxes

Underwriters                                                   Management of the Trust

Calculation of Performance Data                                How the Funds Reflect Performance

Financial Statements                                           Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                 101 Montgomery Street, San Francisco, CA 94104



                                 FEBRUARY , 1996



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, dated February 28, 1995, as amended June 30, 1995, for Schwab International Index Fund(TM) (the "International Index Fund"), and Schwab Small-Cap Index Fund(TM) (the "Small-Cap Index Fund"), the joint Prospectus dated September 25, 1995 as amended
December 8, 1995 for Schwab Asset Director(R)-High Growth Fund, Schwab Asset Director(R)-Balanced Growth Fund and Schwab Asset Director(R)-Conservative Growth Fund (the "Asset Director Funds"), and the joint prospectus for the Schwab S & P 500 Fund - Investor Shares and the Schwab S & P 500 Fund - e.Shares (the "S & P 500 Fund"), six separately managed investment portfolios (collectively the "Funds") of Schwab Capital Trust (the "Trust"). To obtain a copy of any of these Prospectuses, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day or 101 Montgomery Street, San Francisco, CA 94104.



                                 SCHWABFunds(R)
                                  800-2 NO-LOAD

                                TABLE OF CONTENTS


                                                                                                               Page
                                                                                                               ----
INVESTMENT OJBECTIVES........................................................................................     2
INVESTMENT SECURITIES........................................................................................     3
INVESTMENT RESTRICTIONS......................................................................................    25
MANAGEMENT OF THE TRUST......................................................................................    28
PORTFOLIO TRANSACTIONS AND TURNOVER..........................................................................    36
TAXES........................................................................................................    39
SHARE PRICE CALCULATION......................................................................................    42
HOW THE FUNDS REFLECT PERFORMANCE............................................................................    43
THE BENEFITS OF INTERNATIONAL INVESTING......................................................................    44
INDEXING AND THE SCHWAB INDEX FUNDS..........................................................................    44
GENERAL INFORMATION..........................................................................................    49
PURCHASE AND REDEMPTION OF SHARES............................................................................    51
OTHER INFORMATION............................................................................................    51
APPENDIX A...................................................................................................    52
APPENDIX B...................................................................................................    57
FINANCIAL STATEMENTS.........................................................................................    70

                              INVESTMENT OBJECTIVES

                      SCHWAB INTERNATIONAL INDEX FUND(TM)

         The investment objective of the International Index Fund is to track the price and dividend performance (total return) of the Schwab International Index(TM), (the "International Index"), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

                         SCHWAB SMALL-CAP INDEX FUND(TM)

         The investment objective of the Small-Cap Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM) (the "Small-Cap Index"), an index created to represent the performance of the second 1,000 publicly traded common stocks issued by United States companies, ranked by market capitalization (share price times the number of shares outstanding).

                            SCHWAB ASSET DIRECTOR(R)-
                                HIGH GROWTH FUND

         The investment objective of the Schwab Asset Director-High Growth Fund is to provide high capital growth with less volatility than an all-stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks, and international stocks.

                            SCHWAB ASSET DIRECTOR(R)-
                              BALANCED GROWTH FUND

         The investment objective of the Schwab Asset Director-Balanced Growth Fund is to provide the shareholder with maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.

                            SCHWAB ASSET DIRECTOR(R)-
                            CONSERVATIVE GROWTH FUND

         The investment objective of the Schwab Asset Director-Conservative Growth Fund is to provide the shareholder with income and more growth potential than an all-bond portfolio. This Fund's stock component is designed to help offset inflation.


                      SCHWAB S&P 500 FUND-INVESTOR SHARES
                         SCHWAB S&P 500 FUND - E.SHARES



         The Fund's investment objective is to track the price and dividend performance (total return) of common stocks of United States companies, as represented by the S&P 500.


         The investment objectives stated above for each of the Funds, along with certain investment restrictions adopted by the Funds, are fundamental and cannot be changed without approval by holders of a majority of the Funds' outstanding voting shares, as defined in the Investment Company Act of 1940 (the "1940 Act").

                              INVESTMENT SECURITIES

                               FOREIGN INVESTMENTS

         The International Index Fund and the Asset Director Funds expect to invest in stocks of foreign issuers. The International Index Fund will invest primarily in such stocks. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. issuers. Since investments in the securities of foreign issuers are usually made and held in foreign currencies, and since the International Index Fund and the Asset Director Funds may hold cash in foreign currencies, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most markets are less than in the U.S. and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the International Index Fund and the Asset Director Funds endeavors to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the International Index Fund and the Asset Director Funds are uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Index Fund and the Asset Director Funds to miss attractive investment opportunities. Losses to the International Index Fund and the Asset Director Funds arising out of the inability to fulfill a contract to sell such securities, could result in potential liability to the International Index Fund and Asset Director Funds.

         In addition, with respect to those countries in which the International Index Fund and the Asset Director Funds may invest or other countries which may have a significant impact on the companies in which the International Index Fund and the Asset Director Funds may invest, there is the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war which could affect the International Index Fund's and the Asset Director Funds' investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each of the Asset Director Funds may invest up to 5% of its total assets in companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

         Hong Kong. In addition to the risks discussed above, it is impossible to currently foresee what risk, if any, may exist to the International Index Fund's and the Asset Director Funds' investments as a result of the planned 1997 incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments as the scheduled time for the change in government in Hong Kong draws nearer.

                               DEPOSITORY RECEIPTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in American Depository Receipts and European Depositary Receipts (ADRs and EDRs) which are receipts representing ownership of share of a foreign-based issuer held in trust by a bank or similar financial institution. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs and EDRs can be sponsored or unsponsored. Sponsored ADRs and EDRs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADR or EDR.

                              OPTIONS ON SECURITIES

         Writing Covered Options. The Funds may write (sell) covered call and put options on any securities in which they may invest. The Funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Funds are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.

         All put options written by the Funds will be covered, which means that each of the Funds will have deposited with its custodian cash, U.S. government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's Corporation ("S&P"), or, if unrated, determined by the Funds' Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

         The Funds may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

         Purchasing Options. The Funds may purchase put and call options on any securities in which they may invest or options on any securities index based on securities in which they may invest. The Funds would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since, with regard to certain options the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs, otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

         Risks Associated With Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transaction or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the Funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in the U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula approved by the staff of the SEC. Each of the Funds will write or purchase an option only where the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund does not exceed 5% of the Fund's total assets.

                          FOREIGN CURRENCY TRANSACTIONS

         Forward Foreign Currency Exchange Contracts. The International Index Fund and the Asset Director Funds may enter into forward foreign currency exchange contracts in several circumstances. The International Index Fund and the Asset Director Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Index Fund and the Asset Director Funds expect to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

         For transaction hedging purposes, the International Index Fund and the Asset Director Funds enter into foreign currency transactions with respect to specific receivables or payables of the funds arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the International Index Fund and the Asset Director Funds will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, and the date on which such payments are made or received. When engaging in position hedging, the International Index Fund and the Asset Director Funds enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities which the International Index Fund and the Asset Director Funds expect to purchase).

         When engaging in portfolio and/or transaction hedging, the International Index Fund and the Asset Director Funds may purchase or sell foreign on a spot (or cash) basis at the prevailing spot rate, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The International Index Fund and the Asset Director Funds may also purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Index Fund and the Asset Director Funds the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Index Fund and the Asset Director Funds the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Index Fund and the Asset Director Funds the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Index Fund and the Asset Director Funds the right to purchase a currency at the exercise price until the expiration of the option.

         Hedging transactions involve costs and may result in losses, and the International Index Fund and the Asset Director Funds' ability to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or expects to purchase or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain which might result from an increase in the value of such currency.

         Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the International Index Fund's and the Asset Director Funds' ability to utilize forward foreign currency exchange contracts may be restricted.

         Each of the Asset Director Funds will enter into a forward foreign currency exchange contract only when the market value of such contract, when aggregated with the market value of all other such contracts held by the Fund does not exceed 5% of the Fund's total assets.

         The International Index Fund and the Asset Director Funds generally will not enter into a forward contract with a term of greater than one year.

         While the International Index Fund and the Asset Director Funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the International Index Fund and the Asset Director Funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the International Index Fund and the Asset Director Funds than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the International Index Fund's and the Asset Director Funds' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the International Index Fund and the Asset Director Funds. Such imperfect correlation may cause the International Index Fund and the Asset Director Funds to sustain losses which will prevent the International Index Fund and the Asset Director Funds from achieving a complete hedge or expose the International Index Fund and the Asset Director Funds to risk of foreign exchange loss.

         Writing and Purchasing Currency Call and Put Options. The International Index Fund and the Asset Director Funds may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the International Index Fund and the Asset Director Funds obligates the International Index Fund and the Asset Director Funds to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the International Index Fund and the Asset Director Funds would obligate the International Index Fund and the Asset Director Funds to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the International Index Fund and the Asset Director Funds will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

         The International Index Fund and the Asset Director Funds may terminate their obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The International Index Fund and the Asset Director Funds would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the International Index Fund and the Asset Director Funds.

         The purchase of a call option would entitle the International Index Fund and the Asset Director Funds, in return for the premium paid, to purchase specified currency at a specified price during the option period. The International Index Fund and the Asset Director Funds would ordinarily realize a gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the International Index Fund and the Asset Director Funds, in exchange for the premium paid, to sell specific currency at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the International Index Fund's and the Asset Director Funds' portfolio securities due to currency exchange rate fluctuations. The International Index Fund and the Asset Director Funds would ordinarily realize a gain, if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the International Index Fund and the Asset Director Funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

         Special Risks Associated With Options on Foreign Currency. An exchange traded option position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the International Index Fund and the Asset Director Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange may exist, In such event, it might not be possible to effect closing transactions in particular options, with the result that the International Index Fund and the Asset Director Funds would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the International Index Fund and the Asset Director Funds as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         The International Index Fund and the Asset Director Funds will purchase and write over-the-counter options only to the extent consistent with its limitations on investments in illiquid securities, as described in the Prospectuses. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

                                FUTURES CONTRACTS
                        AND OPTIONS ON FUTURES CONTRACTS


         To hedge against changes in interest rates, securities prices or currency exchange rates, the Funds may purchase and sell various kinds of futures contracts and options on futures contracts. In addition, the Asset Director Funds and the S&P 500 Fund may purchase and sell futures contracts and options on futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also enter into closing purchase and sale transactions with respect to any such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices. The Small-Cap Index and International Index Funds will engage in futures and related option transactions only for bona fide hedging or other appropriate risk management purposes as defined below. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.


         Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed upon price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Funds can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Funds, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when they affect anticipated purchases. Similarly, the International Index Fund and the Asset

Director Funds can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The International Index Fund and the Asset Director Funds can purchase futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in such currency that the International Index Fund and the Asset Director Funds have acquired or expect to acquire.

         Although futures contracts by their terms generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Funds may incur brokerage fees when they purchase or sell futures contracts.

         Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Funds' futures contracts on securities or currency will usually be liquidated in this manner, the Funds may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for them to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds own or propose to acquire. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of the Funds' portfolio securities. Similarly, the International Index Fund and the Asset Director Funds may sell futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Funds' Investment Manager, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may also enter into such futures contracts as part of their hedging strategy. Although under some circumstances, prices of securities in the Funds' portfolio may be more or less volatile than prices of such futures contracts, the Funds' Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Funds' portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will substantially be offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds' portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Funds may take "long" positions by purchasing such futures contracts. This would be done, for example, when the Funds anticipate the subsequent purchase of particular securities when they have the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Funds' assets. By writing a call option, the Funds become obligated, in exchange for the premium, to sell a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the Funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Funds' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.


         Other Considerations. The Small-Cap Index and International Index Funds will engage in futures and related options transactions only for bona fide hedging or other appropriate risk management purposes, and the Asset Director Funds will engage in futures and related options transactions to meet asset allocation targets, in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators. "Appropriate risk management purposes" means activities in addition to bona fide hedging which the CFTC deems appropriate for operators of entities, including registered investment companies, that are excluded from the definition of commodity pool operator. The Funds are not permitted to engage in speculative futures trading. The Funds will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Funds or which they expect to purchase. Except as stated below, the Funds' futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities, or the currency will be purchased to protect the Fund against an increase in the price of securities, or the currency in which they are denominated. As evidence of this hedging intent, the Small-Cap Index and International Index Funds expect that on 75% or more of the occasions on which it takes a long futures (or option) position (involving the purchase of futures contracts), the Small-Cap Index and International Index Funds will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures (or option) position is closed out. However, in particular cases, when it is economically advantageous for the Funds to do so, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities or other assets. As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits the Funds to elect to comply with a different test, under which (i) the Funds' futures positions will be used as part of its portfolio management strategy and will be incidental to its activities in the underlying cash market and (ii) the underlying commodity value of such positions will not exceed the sum of (a) cash or cash equivalents segregated for this purpose, (b) cash proceeds on existing investments due within 30 days, and (c) accrued profits on such futures or options positions.

         Each of the Funds will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code") for maintaining its qualification as a regulated investment company for federal income tax purposes.


         Each Fund may not purchase or sell futures contracts or purchase or sell related options, except for closing purchase or sale transactions, if immediately thereafter the aggregate amount of margin deposits required on these contracts exceeds 5% of the Fund's total assets. These transactions involve brokerage costs, require margin deposits and, in the case of futures contracts and options obligating the Funds to purchase securities or currencies, require the Funds to segregate assets to cover such contracts and options.


         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while the Funds may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Funds than if they had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Funds may be exposed to risk of loss.

         Perfect correlation between the Funds' futures positions and portfolio positions may be difficult to achieve. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.


In addition to bona fide hedging and other risk management purposes as discussed above, the Asset Director Funds may purchase and sell stock and bond futures contracts, including stock index futures contracts, and options on such futures contracts as a substitute for a comparable market position in the underlying securities. To the extent the Asset Director Funds and the S&P 500 Fund engage in the use of futures and options on futures other than for hedging purposes, the Funds may be subject to additional risk.


The price of stock index futures may not correlate perfectly with the movement in the stock index because of certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Secondly, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market also may cause temporary price distortions.

                                      SWAPS

         Each of the Asset Director Funds may enter into swaps on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Asset Director Funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Asset Director Funds' investments are traded, for both hedging and non-hedging purposes. While swaps are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Asset Director Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts

(i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Options on Futures Contracts" in this Statement.

         The Asset Director Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Asset Director Funds' exposure to market fluctuations while others may tend to increase market exposure.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary fund securities transactions. If the Investment Manager is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Asset Director Funds would be less favorable than it would have been if this investment technique were not used. The Asset Director Funds will only invest in swaps up to 5% of each Fund's total assets.

                                 PREFERRED STOCK

         The Funds may invest in preferred stock. Preferred stock has priority as to income and generally as to assets of the issuer, however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights. The Asset Director Funds will only invest in preferred stock up to 5% of each Fund's net assets.

                             CONVERTIBLE SECURITIES


         Each of the Asset Director Funds and the S&P 500 Fund may invest up to 5% of its net assets in securities that are convertible into common stock, including convertible bonds, convertible preferred stocks, and warrants.


         Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value, and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         The Funds may invest in warrants. Warrants entitle the holder to buy the issuer's stock at a specific price for a specific period of time. The price of a warrant tends to be more volatile than, and does not always track, the prices of its underlying stock. Warrants are issued with expiration dates. Once a warrant expires, it has no value in the market.

                         REAL ESTATE-RELATED INVESTMENTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in real estate-related investments. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

                       PRECIOUS METAL-RELATED INVESTMENTS

         Each of the Asset Director Funds may invest up to 5% of its total assets in precious metal-related investments. The Asset Director Funds may invest in common stocks of companies principally engaged in precious metal-related activities which include companies principally engaged in the extraction, processing, distribution, or marketing of precious metals industry if at the time of investment the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry. The Asset Director Funds may also invest in securities of companies principally engaged in the precious metals industry in which the Asset Director may be foreign or domestic. For further disclosure on foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         The Asset Director Funds may also invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations for investments in futures and options for the Asset Director Funds as set forth in "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities may be subject to extreme fluctuations, reflecting wider economic or political instability or for other reasons.

                           U.S. GOVERNMENT SECURITIES

         The Funds may purchase U.S. Government securities direct obligations of the United States Government are supported by the full faith and credit of the United States Treasury. While obligations of certain United States Government agencies and instrumentalities are similarly backed, those of others, such as the Federal National Mortgage Association and the Student Loan Marketing Association, are only supported by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the agency's obligations or the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government would provide financial support to United States Government sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in U.S. Government securities not backed by the full faith and credit of the United States Treasury only when Charles Schwab Investment Management, Inc. (the "Investment Manager") is satisfied that the credit risk with respect to their issuer is minimal.

                                   GOVERNMENT
                          "MORTGAGE BACKED" SECURITIES

         Among the U.S. Government securities in which the Funds may invest are government "mortgage-backed" (or government guaranteed mortgage-related) securities. Mortgages backing the securities purchased by the Funds include, among others, conventional thirty year fixed rate mortgages, graduated payment mortgages, fifteen year mortgages and adjustable rate mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interest in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium (i,e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are government guaranteed to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgaged securities which evidence an undivided interest in a pool or pools of mortgages.

GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

         The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the United States. The GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"), mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the United States.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the United States.

                          OTHER ASSET-BACKED SECURITIES

         The Asset Director Funds may invest a portion of their assets in debt obligations known as "Asset-Backed Securities" that are rated in one of the three highest rating categories by a nationally recognized statistical rating organization (e.g., Standard & Poor's Corporation or Moody's Investors Service, Inc.) or, if not so rated, deemed to be of equivalent quality by the Investment Manager pursuant to guidelines adopted by the Board of Trustees. The credit quality of most Asset-Backed Securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities), and the amount and quality of any credit support provided to the securities. The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-Backed Securities may be classified as "Pass-Through Certificates" or "Collateralized Obligations."

         "Pass-Through Certificates" are asset-backed securities that represent undivided fractional ownership interests in the underlying pool of assets. Pass-Through Certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because Pass-Through Certificates represent ownership interests in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-Backed Securities issued in the form of debt instruments, also known as Collateralized Obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such Asset-Backed Securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the Asset-Backed Securities and any credit support provided. As a result, although payments on such Asset-Backed Securities are obligations of the issuers, in the event of default on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related Asset-Backed Securities.

                              METHODS OF ALLOCATING
                                   CASH FLOWS

         While many Asset-Backed Securities are issued with only one class of security, many others are issued in more than one class, each with different payment terms. Multiple class Asset-Backed Securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the Asset-Backed Security is made subordinate to the right to such payments of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "multi-tranche CMOs" (collateralized mortgage obligations) with serial maturities such that all principal payments received on the mortgages underlying the securities are first paid to the class with the earliest stated maturity, and then sequentially to the class with the next stated maturity), "Strips" (Asset-Backed Securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with a class or classes having characteristics which mimic the characteristics of non-Asset-Backed Securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

                             TYPES OF CREDIT SUPPORT

         Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. Examples of Asset-Backed Securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class Asset-Backed Securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and Asset-Backed Securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "overcollateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceed that required to make payment on the Asset-Backed Securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an Asset-Backed Security.

                        CREDIT CARD RECEIVABLE SECURITIES

         The Asset Director Funds may invest in Asset-Backed Securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. Competitive and general economic factors could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, shortening the expected weighted average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could have a similar effect on the weighted average life and yield.

         Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other Asset-Backed Securities, Accounts are unsecured obligations of the cardholder.

                             CERTIFICATES OF DEPOSIT
                            AND BANKERS' ACCEPTANCES

         The Funds may invest in certificates of deposit which are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers' acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Each Fund will only invest in certificates of deposit and bankers' acceptances of banks having capital, surplus and undivided profits in excess of $100 million.

                                COMMERCIAL PAPER

         The Funds may invest in Commercial paper which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The Funds will only invest in commercial paper that at the time of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, "Duff 2" or higher by Duff & Phelps, Inc. ("Duff"), or "F2" or higher by Fitch Investors Services, Inc. ("Fitch") or if unrated by Moody's, S&P, Duff, or Fitch, is determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above ratings.

                            OTHER INVESTMENT POLICIES

         Securities which are acquired by the International Index Fund and the Asset Director Funds outside the U.S. and which are publicly traded in the U.S. or on a foreign securities exchange or in a foreign securities market are not considered by the Funds to be illiquid assets so long as the Funds acquire and hold the securities with the intention of reselling the securities in the foreign trading market, the Funds reasonably believe they can readily dispose of the securities in the foreign trading market, the Funds reasonably believe they can readily dispose of the securities for cash in the U.S., or foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the U.S. will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or of economic or monetary policies, in the U.S. or abroad, or changed circumstances convertibility or exchange rates could result in investment losses for the Funds. Investments in foreign securities may also subject the Funds to losses due to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Notwithstanding the fact that the Funds generally intend to acquire the securities of foreign issuers where there are public trading markets, investments by the Funds in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Funds' portfolio and the Funds' ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Funds have a substantial portion of their assets invested or should relations between the U.S. and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         Loans of Portfolio Securities. The Funds may loan securities to qualified broker-dealers or other institutional investors provided that such loans do not exceed one-third of the value of the Funds' total assets at the time of the most recent loan, and that the borrower deposits and maintains with the Funds cash collateral or U.S. government securities with a value equal to 102% of the value of the securities loaned. The lending of securities is a common practice in the securities industry. The Funds will engage in security lending arrangements with the primary objective of increasing the Funds' income through investment of the cash collateral in short-term, interest-bearing obligations, but will do so only to the extent that the Funds will not lose the tax treatment available to regulated investment companies. The Funds will be entitled to all dividends or interest on any loaned securities.

         Repurchase Transactions. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be the loan of money by a Fund to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements entered into by a Fund will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government, its agencies or instrumentalities). The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Funds invest in repurchase agreements for more than one year. However, the securities which are subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount invested by the Funds, with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.

         In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Each Fund will not invest more than 10% of its total assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.

         Illiquid Securities. Each Fund reserves the right to invest up to 10% of its net assets in illiquid securities. Generally an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Funds have valued the instrument. Subject to this limitation, the Funds may invest in restricted securities where such investment is consistent with the Funds' investment objectives and such securities may be considered to be liquid to the extent the Funds' Investment Manager determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the Funds' Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). To the extent the Funds invest in restricted securities that are deemed liquid, the general level of illiquidity in the Funds' portfolio may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts. The Funds will limit their investments in liquid restricted securities to 5% of their net assets.

                             INVESTMENT RESTRICTIONS

         Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). Each of the Funds may not:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.


         2) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that the International Index Fund, the Small-Cap Index Fund and the S&P 500 Fund may purchase securities under such circumstances only to the extent that the Schwab International Index(TM) or the Schwab Small-Cap Index(TM) is also so concentrated).


         3) Invest more than 10% of the total value of its assets in illiquid securities, including repurchase agreements with maturities in excess of seven days.

         4) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust, or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.


         5) Purchase or sell commodities or real estate, including interests in real estate limited partnerships, provided that each Fund may (i) purchase securities of companies that deal in real estate or interests therein,
(ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the Asset Director Funds and the S&P 500 Fund, purchase securities of companies that deal in precious metals or interests therein.


         6) Invest for the purpose of exercising control or management of another issuer.

         7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the Securities and Exchange Commission.

         8) Lend money to any person, except that each Fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

         9) Borrow money except from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         10) Pledge, mortgage or hypothecate any of its assets except that, to secure allowable borrowings, each Fund may do so with respect to no more than one-third of the value of its total assets.

         11) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

         In order to permit the sale of shares of each Fund in certain jurisdictions, each Fund may make commitments more restrictive than the fundamental operating restrictions described above. Should it do so and later determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment(s) by terminating sales of its shares in the jurisdiction(s) involved.

         The following restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds may not:

         1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         2) Invest more than 5% of its total assets in securities of issuers (other than obligations of, or guaranteed by the United States Government, its agencies or instrumentalities) that with their predecessors have a record of less than three years continuous operation.

         3) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         4) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's total assets.

         5)       Make short sales, except for short sales against the box.

         6) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         7) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

                             MANAGEMENT OF THE TRUST

         OFFICERS AND TRUSTEES. The officers and trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab, and Charles Schwab Investment Management, Inc., are as follows:


                                   POSITION WITH
                                   -------------
NAME/BIRTHDAY                      THE TRUST                   PRINCIPAL OCCUPATION
-------------                      ---------                   --------------------
CHARLES R. SCHWAB*                 Chairman and Trustee        Founder, Chairman, Chief Executive Officer and
July 29, 1937                                                  Director, The Charles Schwab Corporation; Founder,
                                                               Chairman and Director, Charles Schwab & Co., Inc.
                                                               and Charles Schwab Investment Management, Inc.;
                                                               Chairman and Director, The Charles Schwab Trust
                                                               Company and Mayer & Schweitzer, Inc. (a securities
                                                               brokerage subsidiary of The Charles Schwab
                                                               Corporation); Director, The Gap, Inc. (a clothing
                                                               retailer), Transamerica Corporation (a financial
                                                               services organization) and AirTouch Communications
                                                               (a telecommunications company).

TIMOTHY F. McCARTHY **             President and Trustee       Executive Vice President - Mutual Funds, Charles
September 19, 1951                                             Schwab & Co., Inc. and The Charles Schwab
                                                               Corporation; Chief Executive Officer, Charles
                                                               Schwab Investment Management, Inc.  Prior to
                                                               October 1995, Mr. McCarthy was Chief Executive
                                                               Officer of Jardine Fleming Unit Trusts Ltd. (mutual
                                                               fund company) and President of Fidelity Investment
                                                               Advisor Group.

DONALD F. DORWARD                  Trustee                     President and Chief Executive Officer, Dorward &
September 23, 1931                                             Associates (advertising and

_____________________________

     *Mr. Schwab is an "interested person" of the Trust.


     **Mr. McCarthy is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
NAME/BIRTHDAY                      THE TRUST                   PRINCIPAL OCCUPATION
-------------                      ---------                   --------------------
                                                               marketing/consulting).

ROBERT G. HOLMES                   Trustee                     Chairman, Chief Executive Officer and Director,
May 15, 1931                                                   Semloh Financial, Inc. (international financial
                                                               services).

DONALD R. STEPHENS                 Trustee                     Managing Partner, D.R. Stephens & Co. (real estate
June 28, 1938                                                  investment).  Prior to 1993, Mr. Stephens was
                                                               Chairman and Chief Executive Officer of the Bank of
                                                               San Francisco.

MICHAEL W. WILSEY                  Trustee                     Chairman, Chief Executive Officer and Director,
August 18, 1943                                                Wilsey Bennett, Inc. (truck and air transportation,
                                                               real estate investment and management, and
                                                               investments).

A. JOHN GAMBS                      Treasurer and Principal     Executive Vice President - Finance and Chief
November 16, 1945                  Financial Officer           Financial Officer, The Charles Schwab Corporation;
                                                               Executive Vice President, Chief Financial Officer
                                                               and Director, Charles Schwab & Co., Inc.; Chief
                                                               Financial Officer and Director, Charles Schwab
                                                               Investment Management, Inc.; and Chief Financial
                                                               Officer, The Charles Schwab Trust Company.

WILLIAM J. KLIPP*                  Senior Vice President,      Senior Vice President, Charles Schwab & Co., Inc.;
December 9, 1955                   Chief Operating Officer     President and Chief Operating Officer, Charles
                                   and Trustee                 Schwab Investment Management, Inc.  Prior to 1993,
                                                               Mr. Klipp was Treasurer of Charles Schwab & Co.,
                                                               Inc. and Mayer & Schweitzer, Inc.  Prior to 1990,
                                                               he was Vice President, Director Funding, Merrill
                                                               Lynch & Co., Inc.

STEPHEN B. WARD                    Senior Vice President &     Senior Vice President and Chief Investment
April 5, 1955                      Chief Investment            Officer, Charles Schwab Investment Management,
                                   Officer                     Inc.  Prior to 1991, Mr. Ward was Vice President
                                                               and Portfolio Manager for Federated Investors.

FRANCES COLE                       Secretary                   Vice President, Chief Counsel and Compliance
September 9, 1955                                              Officer, and Assistant Corporate Secretary, Charles
                                                               Schwab Investment Management, Inc.  Prior to 1991,
                                                               Ms. Cole was Senior Counsel for Equitec Securities
                                                               Company.

PAMELA E. HERLICH                  Assistant Secretary         Assistant Corporate Secretary, The Charles Schwab
August 19, 1953                                                Corporation and Charles Schwab & Co.,

_____________________________________


     *Mr. Klipp is an "interested person" of the Trust.

                                   POSITION WITH
                                   -------------
NAME/BIRTHDAY                      THE TRUST                   PRINCIPAL OCCUPATION
-------------                      ---------                   --------------------
                                                               Inc.; Corporate Secretary, Charles Schwab Investment
                                                               Management, Inc., Mayer & Schweitzer and The
                                                               Charles Schwab Trust Company.  Prior to 1993, Ms.
                                                               Herlich was Assistant Corporate Secretary for Mayer
                                                               & Schweitzer, Inc. and The Charles Schwab Trust
                                                               Company.

DAVID H. LUI                       Assistant Secretary         Vice President and Senior Counsel - Charles Schwab
October 14, 1960                                               Investment Management, Inc.  From 1991 to 1992, he
                                                               was Assistant Secretary and Assistant Corporate
                                                               Counsel for the Franklin Group of Mutual Funds.
                                                               Prior to 1991, he was an Associate of Thelen,
                                                               Marrin, Johnson & Bridges (a San Francisco law
                                                               firm).

CHRISTINA M. PERRINO               Assistant Secretary         Vice President and Senior Counsel - Charles Schwab
June 16, 1961                                                  Investment Management, Inc.  Prior to 1994, she was
                                                               Counsel and Assistant Secretary for North American
                                                               Security Life Insurance Company and Secretary for
                                                               North American Funds.


         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust for Schwab Investments, The Charles Schwab Family of Funds, Schwab Annuity Portfolios, and Schwab Advantage Trust (which has not yet commenced operations). The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                               COMPENSATION TABLE(1)


                                                   Pension or
                                                   Retirement
                                                   Benefits              Estimated
                                                   Accrued as Part       Annual Benefits
                                                   of Fund               Upon                  Total
                             Aggregate             Expenses from         Retirement from       Compensation
Name of Person,              Compensation          the Fund              the Fund              from the Fund
Position                     from the Trust        Complex(2)            Complex(2)            Complex(2)
---------------              --------------        ----------------      ---------------       -------------
Charles R. Schwab,                    0                    N/A                   N/A                    0
Chairman and
Trustee

Elizabeth G. Sawi(3),                 0                    N/A                   N/A                    0
President and
Trustee

William J. Klipp,                     0                    N/A                   N/A                    0
Sr. Vice President,
Chief Operating
Officer, and Trustee

Donald F. Dorward,                  16,000                 N/A                   N/A                  55,000
Trustee

Robert G. Holmes,                   16,000                 N/A                   N/A                  55,000
Trustee

Donald R. Stephens,                 16,000                 N/A                   N/A                  55,000
Trustee

Michael W. Wilsey,                  16,000                 N/A                   N/A                  55,000
Trustee


         (1) Figures are for the Trust's fiscal year ended October 31, 1994.


         (2) "Fund Complex" comprises all 22 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and Schwab Advantage Trust.



         (3)      Ms. Sawi served as President and Trustee until October 1995.

              ____________________________________________________

         Pursuant to exemptive relief received by the Trust from the Securities and Exchange Commission, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

         As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund(R) or SchwabFunds selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds, and Schwab Investments.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER


         The Investment Manager, a wholly-owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds(R), a family of 22 mutual funds with approximately $31 billion in assets as of October 31, 1995. The Investment Manager is an affiliate of Schwab, the Trust's distributor and shareholder services and transfer agent. The Advisory Agreement will continue in effect until July 21, 1996 with respect to the Schwab International Index Fund, October 14, 1996 with respect to the Schwab Small-Cap Index Fund, September 25, 1997 with respect to the Asset Director Funds, _________, 1997 with respect to the S & P 500 Fund, and thereafter will continue for one year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

         International Index Fund. For its advisory and administrative services to the International Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.70% of the Fund's average daily net assets not in excess of $300 million, and 0.60% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through at least June 30, 1996, the total fund operating expenses for the International Index Fund will not exceed 0.69% of that Fund's average daily net assets.

         For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993, no investment advisory fees were paid by the International Index Fund (fees were reduced by $97,986). For the fiscal year ended October 31, 1994, the International Index Fund paid investment advisory fees of $474,0000 (fees were reduced by $388,000).

         Small-Cap Index Fund. For its advisory and administrative services to the Small-Cap Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.50% of the Fund's average daily net assets not in excess of $300 million, and 0.45% of such assets over $300 million.

         The Investment Manager and Schwab have guaranteed that, through June 30, 1996, the total fund operating expenses for the Small-Cap Index Fund will not exceed 0.59% of that Fund's average daily net assets.

         For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid investment advisory fees of $151,861 (fees were reduced by $106,533).

         Asset Director Funds. For its advisory and administrative services to the Asset Director Funds, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, and 0.69% of the next $1 billion; and 0.64% of such net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least December 31, 1996, the total fund operating expenses for the International Index Fund will not exceed 0.89% of each Fund's average daily net assets.


         S&P 500 Fund. For its advisory and administrative services to the S&P 500 Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.36% of the Fund's average daily net assets not in excess of $1 billion, and 0.33% of the next $1 billion; and 0.31% of such net assets over $2 billion.



         The Investment Manager and Schwab have guaranteed that, through at least December 31, 1996, the total operating expenses allocable to the Investor Shares will not exceed 0.49% of its average daily net assets and that the toal operating expenses allocable to the e.Shares will not exceed 0.28% of its average daily net assets.


         Additional Information. The Advisory Agreement provides that the fees to be paid to the Investment Manager will be less than the amount that would cause the aggregate operating expenses of a Fund (excluding interest, taxes, net brokerage commissions and extraordinary expenses) in any year to exceed the most stringent limits prescribed by any state in which shares of a Fund are offered for sale. The most stringent current limit for such expenses is 2.5% of a fund's first $30 million of average net assets, 2.0% of a fund's next $70 million of average net assets and 1.5% of a fund's average net assets in excess of $100 million.

         From time to time, each Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

                                   SUB-ADVISER

         The Investment Manager has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with respect to the Asset Director Funds with Symphony Asset Management, Inc. (the "Sub-Adviser"), pursuant to which it will act as the Funds' sub-adviser. The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and currently manages directly and indirectly approximately $700 million in institutional and private account assets.

         The Sub-Adviser furnishes investment advice through direct assistance to the Investment Manager in the development and execution of quantitatively based investment strategies. The Sub-Adviser uses a sophisticated optimization technique known as "Tactical Asset Allocation" in evaluating the optimal allocation of the Asset Director Funds' assets among asset categories: stocks, bonds, and cash.

         Tactical Asset Allocation is a value-oriented strategy which seeks the highest reward for a given level of risk. Expected returns are measured for each asset category; for stocks, the internal rate of return is measured on forecasted dividend stream; for bonds, the yield to maturity is evaluated on representative long corporate bonds; and for cash-equivalents, yield to maturity is evaluated on representative money market instruments. Risks and correlations of the asset categories are measured from long-term return histories.

         The Investment Manager pays the Sub-Adviser an annual investment sub-advisory fee, payable monthly, of 0.08% of the first $100 million of each of the Asset Director Fund's average daily net assets, 0.06% of a Fund's next $150 million of average daily net assets, 0.04% of a Fund's next $600 million of average daily net assets, and 0.02% of such assets over $850 million.

         As of May 1, 1995 and June 30, 1995, Dimensional Fund Advisors Inc. ("Dimensional") no longer served as the sub-adviser to the Schwab Small-Cap Index Fund and the Schwab International Index Fund, respectively. As of the same dates, the Investment Manager became responsible for providing all investment advisory services to the Funds.

         Expenses. Under the Sub-Advisory Agreement between Dimensional and the Investment Manager, the Investment Manager paid Dimensional the following amounts for the fiscal periods indicated below.

International Index Fund: $20,999 and $185,000 for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994, respectively.

Small-Cap Index Fund: $51,419 for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994.

                                   DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost for the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                          CUSTODIAN AND FUND ACCOUNTANT

         State Street Bank and Trust Company, at 1 Heritage Drive, North Quincy, Massachusetts 02171-2197 serves as Custodian and as Fund Accountant for the Trust.

                                   ACCOUNTANTS
                           AND REPORTS TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and the Trust's federal income tax return. Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL


         Ropes & Gray, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20054, is counsel to the Trust.


                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

         In effecting securities transactions for the Funds, the Investment Manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager will, among other things, monitor the performance of brokers effecting transactions for the Funds to determine the effect, if any, the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

         In an attempt to obtain best execution for the Funds, the Investment Manager may also place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Funds to trade directly with other institutional holders on a net basis. At times, this may allow the Funds to trade larger blocks than would be possible trading through a single market maker.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.


         In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, the Investment Manager will consider (if relevant) whether the compensation to be paid Schwab or any other affiliated broker-dealer will be
(i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities, and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate, and (iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.



         Brokerage services provided by Schwab to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Schwab as a broker provided certain conditions are met. Among these requirements are that the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) be performed by members of the exchange not associated with Schwab, that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Funds, Schwab, while not permitted to perform floor brokerage (which is undertaken by members selected by Schwab who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Funds in any transactions in which Schwab or an affiliate acts as principal.


         Brokerage Commissions. For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid brokerage commissions of $165,997. For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994, the International Index Fund paid brokerage commissions of $170,195 and $86,127, respectively.


                               PORTFOLIO TURNOVER

         For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities owned by the Fund during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

         A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. In the case of the Asset Director Funds, this 100% portfolio turnover rate applies to the Funds' stock and bond categories separately. A high portfolio turnover rate may increase a Fund's transaction costs. The International Index Fund's portfolio turnover rate for the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994 was 2% and 6%, respectively. The Small-Cap Index Fund's portfolio turnover rate for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994 was 16%.

         From time to time, each Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.


                                      TAXES

         It is the policy of each Fund to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

         In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, United States Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and
(b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

         A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options, and certain other investment and hedging activities is subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds and their shareholders.

                             INCOME TAX INFORMATION

         Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year declared.

         Dividends paid by the Funds from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, generally will be taxable to shareholders as ordinary income. For corporate investors in the Funds, dividend distributions designated by the Funds to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds. However, if a shareholder receives a long-term capital gain distribution with respect to Funds' shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Funds.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends paid to any shareholder (1) who fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) who is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or
(3) who fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds generally are not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund may also be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

         Although the International Index Fund and the Asset Director Funds will attempt not to invest in any non-U.S. corporation which could be treated as a passive Foreign investment company ("PFIC"), or become a PFIC, under the Code, it might inadvertently do so. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Index Fund and the Asset Director Funds do invest in PFIC, they may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the International Index Fund and the Asset Director Funds do invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the International Index Fund's and the Asset Director Funds' shareholders. Therefore, the payment of this tax would reduce the International Index Fund's and the Asset Director Funds' economic return from their PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

This discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.


                            SHARE PRICE CALCULATION

         Each Fund's net asset value per share is determined each day the New York Stock Exchange is open for trading as of 4:00 p.m., Eastern time. The net asset value of the International Index Fund is expressed in U.S. dollars by translating the Fund's assets using the bid price for the U.S. dollar as quoted by generally recognized, reliable sources. Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds value their portfolio securities based on their market value. Each security held by the Funds which is listed on a securities exchange and for which market quotations are available is valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Price information on each listed security is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets for which no quotations are readily available (including any restricted securities) are valued at fair value as determined in good faith by the Investment Manager pursuant to Board of Trustees guidelines. Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value.

                        HOW THE FUNDS REFLECT PERFORMANCE

                            STANDARDIZED TOTAL RETURN

         Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, the Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1993 and for the fiscal year ended October 31, 1994, the International Index Fund's total return was 1.5% and 7.9%, respectively. For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund's total return was 0.63%.

                          NONSTANDARDIZED TOTAL RETURN

         Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund may also report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

                                      YIELD

         Yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.

      COMPARING THE PERFORMANCE OF THE FUNDS WITH OTHER FUNDS AND INDICES

         The performance of the Funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, United States government obligations, bank certificates of deposit, the consumer price index, and other investments for which reliable data is available.

         The Asset Director Funds may also compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, such as those indices names in the Funds' Prospectus under "Market Performance."



                     THE BENEFITS OF INTERNATIONAL INVESTING

                            INCREASED DIVERSIFICATION

                                 CAN LOWER RISK

         To some extent, all U.S.-based investments -- stocks, bonds, mutual funds and CDs -- are affected by the same economic forces. Tax cuts, interest rate changes and the performance of the U.S. stock market can all influence U.S. investments. Adding international (or overseas) investments to a U.S.-based portfolio has historically reduced the portfolio's overall volatility. Although U.S. and international markets may be interrelated, they do not move in tandem -- so losses in one market can be offset by gains in another.

                     POTENTIALLY HIGHER OVERALL PERFORMANCE

         During the past 10 years ending December 31, 1994, international equity markets outperformed the U.S. equity market and most other U.S. securities investments -- corporate bonds, CDs and U.S. Treasuries. The returns produced by the international markets have also kept investors well ahead of inflation. This historical performance means that investors diversified overseas earned a higher level of return.

                          BROADER GROWTH OPPORTUNITIES

         Investors who limit their portfolios to U.S. securities are missing these investment opportunities. Ten years ago, the United States made up more than half of the world's equity investments. As of December 31, 1993, it represented just over one-third.

                       INDEXING AND THE SCHWAB INDEX FUNDS

         Because the unmanaged performance of a broad-based equity index has often proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

         An index typically tracks the performance of a group of securities selected to represent a particular market, and is most often used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and Standard & Poor's 500 Index(R) ("S&P 500") are two indices designed to measure the performance of United States stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

         The Funds performance data assume the reinvestment of dividends, but do not reflect deductions for administrative and management expenses. The Funds will be subject to these costs and expenses. In addition, various factors may cause the Funds' performance to be higher or lower than that of the Index.

                            THE SCHWAB INTERNATIONAL
                                    INDEX(TM)

         The Schwab International Index(TM) is a broad-based stock market index which contains the common stocks of the 350 largest operating companies (i.e., non-investment companies) incorporated outside the United States. To reduce undue risk, the Index represents equities only from countries that are considered to have developed markets and economies. By tracking the largest companies in developed markets, the Index represents the performance of the "blue chips" of international markets. The Index is also designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the Index. As the stocks contained in the Index represent about 35% of the total market capitalization of international companies, the Index provides a reliable measure of market performance. The Schwab International Index(TM) was first made available to the public on July 29, 1993.

                         THE SCHWAB SMALL-CAP INDEX(TM)

         To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS, and (3) its market value must place it among the second 1000 such companies as measured by market capitalization (i.e., from the company with a rank of 1001 through the company with a rank of 2000). Shareholders generally avoid exposure to the smallest companies, whose shares are often thinly traded and very volatile, because these stocks are not included in the Index.

         A particular stock's weighting in the Schwab Small-Cap Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of the Schwab Small-Cap Index. The returns produced by the United States stock market during the 25 years ending December 31, 1990 have been exceeded by those of very few types of securities investments. Because the unmanaged performance of the U.S. stock market has often proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. From less than $9 billion in 1980, indexed institutional holdings have grown to over $280 billion, a figure equal to approximately one-quarter of all institutional assets. (Source: Callan Associates Survey, reported in Fall 1990 edition of The Journal of Portfolio Management).

         Historically a long-term investment in a group of common stocks representative of the stock market as a whole as well as a group of common stocks representative of small-cap stocks has significantly exceeded that of U.S. Treasury Bills, CDs, corporate bonds and inflation.


                               THE S & P 500 INDEX



The primary objective of the Standard and Poor's 500 Composite Stock Price Index, known as the S & P 500 Index, is to be the performance benchmark for U.S. stock market performance. The Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stocks weight in the Index proportionate to its market value. The S & P does not contain the 500 largest stocks. Although many of the stocks in the Index are among the largest, there are also some relatively small companies in the Index. Those companies, however, are generally leaders within their industry group. S & P identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group to the S & P 500. There are four major industry sectors within the Index: Industrials, Utilities, Financial, and Transportation.

                           ASSET ALLOCATION STRATEGIES
                              USING SCHWABFUNDS(R)

         Shareholders of SchwabFunds may wish to invest in the SchwabFunds as part of their personal asset allocation plan. An asset allocation program is available through Schwab. This program may help shareholders select investments, including investments in SchwabFunds, that match their individual investment needs. The shareholders' personal investment plan is based on a number of factors including personal financial situation, time horizon, investment objectives and goals, and risk tolerance.

                            ACCESS TO SCHWAB'S MUTUAL
                           FUND ONESOURCE SERVICE(TM)

         With Schwab's Mutual Fund OneSource Service(TM) ("OneSource"), a shareholder can invest in over 200 mutual funds from many fund companies, subject to the following. If a shareholder makes five or more short-term redemptions of OneSource mutual funds (other than the SchwabFunds) within any 12-month period, a fee will be charged on all future trades. A short-term redemption in this context refers to the sale of mutual fund shares held for six months or less. Some mutual funds available through OneSource may charge fees permitted under Rule 12b-1 in excess of one quarter of one percent per year. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact their Schwab office during its regular business hours or 800-2 NO-LOAD, 24 hours a day.

         From time to time, the Funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Funds. In addition, such advertisements may include comparisons of the Funds' performance against that of investment products that do not employ the Funds' policy of seeking to limit capital gains. The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy thereby facilitating their ability to participate in the long-term performance of the United States stock market.

                                 SCHWABFUNDS(R).

SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS
                             Schwab 1000 Fund(R)(1)
                     Schwab International Index Fund(TM)(2)
                       Schwab Small-Cap Index Fund(TM)(2)
                  Schwab Asset Director(R)-High Growth Fund(2)
                Schwab Asset Director(R)-Balanced Growth Fund(2)
              Schwab Asset Director(R)-Conservative Growth Fund(2)

                Schwab S & P 500 Index Fund - Investor Shares(2)



                    Schwab S & P 500 Index Fund - e.Shares(2)


                              FIXED INCOME FUNDS(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
           Schwab California Short/Intermediate Tax-Free Bond Fund(3)
                Schwab California Long-Term Tax-Free Bond Fund(3)

                              MONEY MARKET FUNDS(4)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                      Schwab Value Advantage Money Fund(TM)
                   Schwab Tax-Exempt Money Fund--Sweep Shares
             Schwab Tax-Exempt Money Fund--Value Advantage Shares(6)
            Schwab California Tax-Exempt Money Fund--Sweep Shares(3)
       Schwab California Tax-Exempt Money Fund--Value Advantage Shares(3)
                       Schwab Retirement Money Fund(TM)(5)
                Schwab Institutional Advantage Money Fund(TM)(5)
             Schwab New York Tax-Exempt Money Fund--Sweep Shares(6)
        Schwab New York Tax-Exempt Money Fund--Value Advantage Shares,(6)

(1) The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.


(2) The Schwab International Index Fund, the Schwab Small-Cap Index Fund, the Schwab Asset Director Funds, and the Schwab S & P 500 Index Fund are separate investment portfolios of the Trust.



(3) Available only to California residents and residents of selected other states.



(4) All listed money market funds are separate investment portfolios of The Charles Schwab Family of Funds.



(5)      Designed for institutional investors only.



(6) Available only to New York residents and residents of selected other states.


                                OTHER INFORMATION

         From time to time, the International Index Fund and the Small-Cap Index Fund may compare the historical performance of the Schwab International Index(TM) and the Schwab Small-Cap Index(TM), respectively, to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

         Each Fund is managed to offset capital gains with capital losses in order to minimize that Fund's capital gains tax liability. This special feature can make a real difference in an investor's after-tax return, especially if the investor is in a high tax bracket. In addition, each Fund has adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains. By avoiding, where possible, the distribution of capital gains to shareholders, the Funds help to build the value of a shareholders shares and defer payment of capital gains taxes until shares are redeemed. A shareholder's current tax liability for capital gains should be reduced and the shareholder's total return increased by these policies.

Each Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies which either Fund may use. In addition, each Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex. From time to time, either Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of that Fund's policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of either Fund. In addition, such advertisements may include comparisons of each Fund's performance against that of investment products that do not employ each Fund's policy of seeking to limit capital gains.

                              GENERAL INFORMATION

         The Trust is generally not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act (i) the Trust will hold a shareholder meeting for the election of trustees when less than a majority of the trustees have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum, unless otherwise provided by the 1940 Act or other applicable law. Thus, even if less than a majority of shareholders were represented, a meeting of the Trust's shareholders could occur. Attending shareholders would in such case be permitted to take action not requiring the vote of more than a majority of a quorum. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust, and certain amendments of the Declaration of Trust, could not be decided at such a meeting, nor could matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities," as defined in the 1940 Act. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of September 25, Charles Schwab and Co., Inc., 101 Montgomery St., San Francisco, CA 94104 directly owned 100% of the outstanding shares of each of the Asset Director Funds.

         In addition, as of September 1, 1995, the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding voting securities of the Small-Cap Index and International Index Funds.


                        PURCHASE AND REDEMPTION OF SHARES



         Each Fund has set minimum initial investment requirements, as disclosed in their respective Prospectuses. Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by trustees, directors, officers or employees of the Trust, Schwab, the Investment Manager, or the Sub-Adviser.


         The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash.


                               OTHER INFORMATION

         The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

         The following is a list of Companies whose securities were included in the Schwab International Index(TM) calculation as of the date of this Statement of Additional Information:


ABBEY NATIONAL                                                      United Kingdom
ABN-AMRO HOLDING                                                    Netherlands
AEGON                                                               Netherlands
AGF                                                                 France
AIR LIQUIDE                                                         France
AJINOMOTO CO                                                        Japan
AKZO NOBEL                                                          Netherlands
ALCAN ALUMINIUM                                                     Canada
ALCATEL CABLE                                                       France
ALCATEL ALSTHOM                                                     France
ALL NIPPON AIRWAYS CO                                               Japan
ALLEANZA ASSICUR.                                                   Italy
ALLIED DOMECQ(ALD-LYONS)                                            United Kingdom
AMERICAN BARRICK RES.                                               Canada
ARGENTARIA                                                          Spain
ARGYLL GROUP                                                        United Kingdom
ASAHI BREWERIES                                                     Japan
ASAHI BANK                                                          Japan
ASAHI GLASS CO                                                      Japan
ASAHI CHEMICAL IND CO                                               Japan
ASEA                                                                Sweden
ASHIKAGA BANK                                                       Japan
ASSICURAZIONI GENERALI                                              Italy
ASTRA                                                               Sweden
AXA                                                                 France
BAA                                                                 United Kingdom
BANCO SANTANDER                                                     Spain
BANCO BILBAO VIZCAYA                                                Spain
BANCO ESPANOL DE CREDITO                                            Spain
BANK TOKYO                                                          Japan
BANK YOKOHAMA                                                       Japan
BANK MONTREAL                                                       Canada
BANK FUKUOKA                                                        Japan
BANKGESELLSCHAFT BERLIN                                             Germany
BARCLAYS                                                            United Kingdom

BASF                                                                Germany
BASS                                                                United Kingdom
BAT INDUSTRIES                                                      United Kingdom
BAYER                                                               Germany
BAYER VEREINSBANK STAMM                                             Germany
BAYER HYPOTHEKEN BANK                                               Germany
BBC BROWN BOVERI                                                    Switzerland
BCE INC                                                             Canada
BMW                                                                 Germany
BNP                                                                 France
BOC GROUP                                                           United Kingdom
BOOTS CO                                                            United Kingdom
BRIDGESTONE CORP                                                    Japan
BRITISH AIRWAYS                                                     United Kingdom
BRITISH GAS                                                         United Kingdom
BRITISH PETROLEUM                                                   United Kingdom
BRITISH TELECOM                                                     United Kingdom
BRITISH STEEL                                                       United Kingdom
BROKEN HILL PROP CO                                                 Australia
BTR                                                                 United Kingdom
BTR NYLEX                                                           Australia
CABLE & WIRELESS                                                    United Kingdom
CADBURY SCHWEPPES                                                   United Kingdom
CANADIAN IMPERIAL BANK                                              Canada
CANADIAN PACIFIC LTD                                                Canada
CANON INC                                                           Japan
CARREFOUR                                                           France
CATHAY PACIFIC AIRWAYS                                              Hong Kong
CHIBA BANK                                                          Japan
CHINA LIGHT & POWER                                                 Hong Kong
CHUBU ELECTRIC POWER CO                                             Japan
CHUGOKU ELECTRIC POWER                                              Japan
CIBA-GEIGY                                                          Switzerland
CITIC PACIFIC                                                       Hong Kong
COMMERCIAL UNION                                                    United Kingdom
COMMERZBANK AKTIE                                                   Germany
COMMONWEALTH BANK                                                   Australia
COSMO OIL CO                                                        Japan
CRA                                                                 Australia
CS HOLDING                                                          Switzerland
DAI-ICHI KANGYO BANK                                                Japan

DAI NIPPON PRINTING CO                                              Japan
DAIEI                                                               Japan
DAIMLER-BENZ                                                        Germany
DAIWA HOUSE IND CO                                                  Japan
DAIWA BANK                                                          Japan
DAIWA SECURITIES CO                                                 Japan
DANONE (BSN)                                                        France
DEUTSCHE BANK                                                       Germany
DEVELOPMENT BK SINGAPORE                                            Singapore
DRESDNER BANK                                                       Germany
EAST JAPAN RAILWAY CO                                               Japan
EBARA CORP                                                          Japan
EISAI CO                                                            Japan
ELECTRABEL                                                          Belgium
ELF AQUITAINE                                                       France
ELSEVIER                                                            Netherlands
ENDESA                                                              Spain
ERICSSON (LM)                                                       Sweden
FANUC                                                               Japan
FIAT                                                                Italy
FUJI BANK                                                           Japan
FUJI PHOTO FILM CO                                                  Japan
FUJITSU LTD                                                         Japan
FURUKAWA ELECTRIC CO                                                Japan
GENERAL ELECTRIC PLC                                                United Kingdom
GENERALE BELGIQUE                                                   Belgium
GENERALE EAUX                                                       France
GLAXO HOLDINGS                                                      United Kingdom
GRAND METROPOLITAN                                                  United Kingdom
GREAT UNIVERSAL ST. ORD                                             United Kingdom
GUINNESS                                                            United Kingdom
GUNMA BANK                                                          Japan
HACHIJUNI BANK                                                      Japan
HANG SENG BANK                                                      Hong Kong
HANKYU CORP                                                         Japan
HANSON                                                              United Kingdom
HEINEKEN NV                                                         Netherlands
HENDERSON LAND DEV.                                                 Hong Kong
HENKEL VORZUG                                                       Germany
HITACHI ZOSEN CORP                                                  Japan
HITACHI                                                             Japan

HOECHST                                                             Germany
HOKKAIDO ELECTRIC POWER                                             Japan
HOKURIKU ELECTRIC POWER                                             Japan
HOKURIKU BANK                                                       Japan
HONDA MOTOR CO                                                      Japan
HONGKONG LAND HOLDINGS                                              Hong Kong
HONGKONG ELECTRIC HLDGS                                             Hong Kong
HONGKONG TELECOM                                                    Hong Kong
HSBC HOLDINGS                                                       United Kingdom
HUTCHISON WHAMPOA                                                   Hong Kong
IBERDROLA                                                           Spain
IMPERIAL OIL                                                        Canada
IMPERIAL CHEMICAL ICI                                               United Kingdom
INA                                                                 Italy
INDUSTRIAL BANK OF JAPAN                                            Japan
INT'LE NEDERLANDEN GROEP                                            Netherlands
ISHIKAWAJIMA-HARIMA                                                 Japan
ISUZU MOTORS                                                        Japan
ITO-YOKADO CO                                                       Japan
ITOCHU CORP                                                         Japan
JAPAN AIRLINES CO                                                   Japan
JAPAN ENERGY(NIKKO KYODO                                            Japan
JARDINE MATHESON HLDGS                                              Hong Kong
JOYO BANK                                                           Japan
JUSCO CO                                                            Japan
KAJIMA CORP                                                         Japan
KANSAI ELECTRIC POWER CO                                            Japan
KAO CORP                                                            Japan
KAWASAKI STEEL CORP                                                 Japan
KAWASAKI HEAVY IND                                                  Japan
KDD                                                                 Japan
KINGFISHER                                                          United Kingdom
KINKI NIPPON RAILWAY CO                                             Japan
KIRIN BREWERY CO                                                    Japan
KOBE STEEL                                                          Japan
KOMATSU                                                             Japan
KON. PTT NEDERLAND                                                  Netherlands
KUBOTA CORP                                                         Japan
KYOCERA CORP                                                        Japan
KYUSHU ELECTRIC POWER CO                                            Japan
KYUSHU MATSUSHITA ELECT                                             Japan

LAFARGE COPPEE                                                      France
LLOYDS BANK                                                         United Kingdom
LONG-TERM CREDIT BANK                                               Japan
LOREAL                                                              France
LVMH                                                                France
LYONNAISE DES EAUX                                                  France
MANNESMANN                                                          Germany
MARKS & SPENCER                                                     United Kingdom
MARUBENI CORP                                                       Japan
MARUI CO                                                            Japan
MATSUSHITA COMMUNICATION                                            Japan
MATSUSHITA-KOTOBUKI ELEC                                            Japan
MATSUSHITA ELECT WORKS                                              Japan
MATSUSHITA ELECT IND'L                                              Japan
MAZDA MOTOR CORP                                                    Japan
MICHELIN                                                            France
MITSUBISHI KASEI CORP                                               Japan
MITSUBISHI MOTORS CORP                                              Japan
MITSUBISHI OIL CO                                                   Japan
MITSUBISHI TRUST                                                    Japan
MITSUBISHI MATERIALS                                                Japan
MITSUBISHI BANK                                                     Japan
MITSUBISHI CORP                                                     Japan
MITSUBISHI ESTATE CO                                                Japan
MITSUBISHI HEAVY IND                                                Japan
MITSUBISHI ELECTRIC                                                 Japan
MITSUI MARINE & FIRE                                                Japan
MITSUI & CO                                                         Japan
MITSUI FUDOSAN CO                                                   Japan
MITSUI TRUST & BANK CO                                              Japan
MITSUKOSHI                                                          Japan
MONTEDISON                                                          Italy
MUNCHENER RUCK                                                      Germany
MURATA MANUFACTURING CO                                             Japan
NATIONAL WESTMINSTER BK                                             United Kingdom
NATIONAL POWER                                                      United Kingdom
NATIONAL AUSTRALIA BANK                                             Australia
NEC CORP                                                            Japan
NESTLE                                                              Switzerland
NEW WORLD DEVELOPMENT                                               Hong Kong
NEW OJI PAPER CO                                                    Japan

NEWS CORP                                                           Australia
NIKKO SECURITIES CO                                                 Japan
NINTENDO CO                                                         Japan
NIPPON OIL CO                                                       Japan
NIPPON CREDIT BANK                                                  Japan
NIPPON EXPRESS CO                                                   Japan
NIPPON YUSEN K.K                                                    Japan
NIPPON STEEL CORP                                                   Japan
NIPPON PAPER IND CO                                                 Japan
NIPPONDENSO CO                                                      Japan
NISSAN MOTOR CO                                                     Japan
NISSHIN STEEL CO                                                    Japan
NKK CORP                                                            Japan
NOMURA SECURITIES CO                                                Japan
NORTHERN TELECOM                                                    Canada
NOVA CORP                                                           Canada
NTT CORP                                                            Japan
OBAYASHI CORP                                                       Japan
OCBC BANK                                                           Singapore
ODAKYU ELECTRIC RAILWAY                                             Japan
OKI ELECTRIC INDUSTRY CO                                            Japan
ONO PHARMACEUTICAL CO                                               Japan
OSAKA GAS CO                                                        Japan
PARIBAS(CIE FINANCIERE)A                                            France
PEARSON                                                             United Kingdom
PEN & ORIENTAL STEAM                                                United Kingdom
PETROFINA                                                           Belgium
PEUGEOT SA                                                          France
PHILIPS ELECTRONICS                                                 Netherlands
PIONEER ELECTRONIC CORP                                             Japan
PLACER DOME                                                         Canada
POLYGRAM                                                            Netherlands
POWERGEN                                                            United Kingdom
PREUSSAG                                                            Germany
PRUDENTIAL CORP                                                     United Kingdom
RANK ORGANISATION                                                   United Kingdom
REED INTERNATIONAL                                                  United Kingdom
REPSOL                                                              Spain
REUTERS HOLDINGS                                                    United Kingdom
RHONE-POULENC                                                       France
RICHEMONT (FIN) A UNIT                                              Switzerland

RICOH CO                                                            Japan
ROCHE HOLDING                                                       Switzerland
ROYAL BANK OF SCOTLAND                                              United Kingdom
ROYAL DUTCH PETROLEUM CO                                            Netherlands
ROYAL BANK OF CANADA                                                Canada
RTZ CORP                                                            United Kingdom
RWE                                                                 Germany
SAINSBURY (J)                                                       United Kingdom
SAINT-GOBAIN                                                        France
SAKURA BANK                                                         Japan
SANDOZ                                                              Switzerland
SANKYO CO                                                           Japan
SANWA BANK                                                          Japan
SANYO ELECTRIC CO                                                   Japan
SAP                                                                 Germany
SCHNEIDER (EX-SPEP)                                                 France
SCHWEIZ BANKGESELL                                                  Switzerland
SCHWEIZ BANKVEREIN                                                  Switzerland
SCOTTISH POWER                                                      United Kingdom
SEAGRAM CO                                                          Canada
SECOM CO                                                            Japan
SEGA ENTREPRISES                                                    Japan
SEIBU RAILWAY CO                                                    Japan
SEKISUI CHEMICAL CO                                                 Japan
SEKISUI HOUSE                                                       Japan
SEVEN-ELEVEN JAPAN CO                                               Japan
SHARP CORP                                                          Japan
SHELL T & T                                                         United Kingdom
SHIKOKU ELECTRIC POWER                                              Japan
SHIMIZU CORP                                                        Japan
SHIN-ETSU CHEMICAL CO                                               Japan
SHISEIDO CO                                                         Japan
SHIZUOKA BANK                                                       Japan
SHOWA SHELL SEKIYU K.K                                              Japan
SIEMENS                                                             Germany
SINGAPORE AIRLINES                                                  Singapore
SINGAPORE TELECOM                                                   Singapore
SMITHKLINE BEECHAM PLC                                              United Kingdom
SOCIETE GENERALE                                                    France
SONY CORP                                                           Japan
SONY MUSIC ENTERTAINMENT                                            Japan

STET                                                                Italy
SUEZ (COMPAGNIE DE)                                                 France
SUMITOMO BANK                                                       Japan
SUMITOMO TRUST & BANK                                               Japan
SUMITOMO METAL MINING CO                                            Japan
SUMITOMO METAL IND                                                  Japan
SUMITOMO MARINE & FIRE                                              Japan
SUMITOMO CHEMICAL CO                                                Japan
SUMITOMO ELECTRIC IND                                               Japan
SUMITOMO CORP                                                       Japan
SUN HUNG KAI PROPERTIES                                             Hong Kong
SUZUKI MOTOR CORP                                                   Japan
SWIRE PACIFIC A                                                     Hong Kong
TAISEI CORP                                                         Japan
TAISHO PHARMACEUTICAL CO                                            Japan
TAKEDA CHEMICAL IND                                                 Japan
TDK CORP                                                            Japan
TEIJIN                                                              Japan
TELE DANMARK                                                        Denmark
TELECOM ITALIA (SIP)                                                Italy
TELEFONICA DE ESPANA                                                Spain
TESCO                                                               United Kingdom
THOMSON CORP                                                        Canada
THORN-EMI                                                           United Kingdom
THYSSEN                                                             Germany
TOBU RAILWAY CO                                                     Japan
TOHOKU ELECTRIC POWER CO                                            Japan
TOKAI BANK                                                          Japan
TOKIO MARINE & FIRE                                                 Japan
TOKYO ELECTRIC POWER CO                                             Japan
TOKYO GAS CO                                                        Japan
TOKYO ELECTRON                                                      Japan
TOKYU CORP                                                          Japan
TONEN CORP                                                          Japan
TOPPAN PRINTING CO                                                  Japan
TORAY INDUSTRIES                                                    Japan
TORONTO-DOMINION BANK                                               Canada
TOSHIBA CORP                                                        Japan
TOSTEM CORP                                                         Japan
TOTAL SA                                                            France
TOTO                                                                Japan

TOYO SEIKAN KAISHA                                                  Japan
TOYO TRUST & BANKING CO                                             Japan
TOYODA AUTOMATIC LOOM                                               Japan
TOYOTA MOTOR CORP                                                   Japan
TSB GROUP                                                           United Kingdom
UAP (COMPAGNIE)                                                     France
UNILEVER PLC                                                        United Kingdom
UNILEVER NV                                                         Netherlands
UNITED OVERSEAS BANK                                                Singapore
VEBA                                                                Germany
VENDOME LUXURY GRP UNITS                                            United Kingdom
VEREIN EL WESTFALEN                                                 Germany
VIAG                                                                Germany
VODAFONE GROUP                                                      United Kingdom
VOLKSWAGEN                                                          Germany
VOLVO                                                               Sweden
WELLCOME                                                            United Kingdom
WESTERN MINING CORP HLDG                                            Australia
WESTPAC BANKING                                                     Australia
WHARF (HOLDINGS)                                                    Hong Kong
WOLTERS KLUWER                                                      Netherlands
YAMAICHI SECURITIES CO                                              Japan
YAMANOUCHI PHARM.                                                   Japan
YAMAZAKI BAKING CO                                                  Japan
YASUDA FIRE & MARINE                                                Japan
YASUDA TRUST & BANK CO                                              Japan
ZENECA GROUP                                                        United Kingdom
ZURICH VERS.                                                        Switzerland

                                   APPENDIX B

         The following is a list of Companies whose securities were included in the Schwab Small-Cap Index(TM) calculation as of the date of this Statement of Additional Information:


A L PHARMA INC
AAR CORP
ABBEY HEALTHCARE GROUP
ABM INDS INC
ACCLAIM ENTMT INC
ACME METALS INC
ACORDIA INC
ACUSON CORP
ACX TECHNOLOGIES INC
ACXIOM CORP
ADELPHIA COMMUNICATIONS
ADIA SVCS INC
ADVANCED TECH LABS
ADVANCED TISSUE SCIENCES
ADVANTAGE HEALTH CORP
ADVO INC
AGCO CORP
AIR & WTR TECHNOLOGIES
AIR EXPRESS INTL
AIRBORNE FREIGHT
ALANTEC CORP
ALASKA AIR GROUP INC
ALBANK FINL CORP
ALBANY INTL CORP
ALDILA INC
ALEX BROWN INC
ALEXANDERS INC
ALFA CORP
ALLEN GROUP INC
ALLIANCE SEMICONDUCT
ALLIANT TECHSYSTEMS
ALLIED GROUP INC
ALLWASTE INC
AMAX GOLD INC
AMC ENTMT INC
AMCAST INDUSTRIAL CORP
AMCORE FINANCIAL INC
AMERICA WEST AIRLINES
AMERICAN ANNUITY GROUP
AMERICAN BANKERS INSURANCE
AMERICAN BUSINESS INFORMATION
AMERICAN BUSINESS PRODUCTS
AMERICAN CLASSC VOYAGES
AMERICAN COLLOID CO
AMERICAN FREIGHTWAYS
AMERICAN HERITAGE LIFE INVESTMENT
AMERICAN MAIZE PRODUCTS
AMERICAN MEDIA INC
AMERICAN MEDICAL RESPONSE
AMERICAN MGMT SYSTEMS
AMERICAN MOBILE SATELLITE
AMERICAN SAVINGS BK OF FLORIDA
AMERICAN SUPERCONDUCTOR
AMETEK
AMSCO INTL
ANALOGIC CORP
ANCHOR BANCORP
ANGELICA
ANTEC
ANTHONY INDUSTRIES
APOGEE ENTERPRISES
APPLE SOUTH
APPLEBEE'S INTERNATIONAL
APPLIED POWER
APS HLDG CORP
APTARGROUP
AQUILA GAS PIPELINE
ARBOR DRUGS
ARCTCO
ARGOSY GAMING CORP
ARKANSAS BEST
ARMOR ALL PRODUCTS
ARNOLD INDUSTRIES

ARVIN INDUSTRIES
ASHLAND COAL
ASPECT TELECOMMUNICATIONS
ASSOCIATED BANC-CORP
AST RESEARCH
ATARI CORP
ATLANTIC SOUTHEAST AIRLINES
ATMOS ENERGY CORP
AU BON PAIN
AUGAT
AUTHENTIC FITNESS CORP
AUTOMOTIVE INDUSTRIES HOLDING
AUTOTOTE CORP
AVATAR HOLDINGS
AVID TECHNOLOGY
AZTAR CORP
BAKER J INC
BALDOR ELEC CO
BALDWIN & LYONS
BALLARD MEDICAL PRODUCTS
BALLY ENTMT CORP
BANCORPSOUTH INC
BANCTEC INC
BANTA CORP
BANYAN SYSTEMS
BAREFOOT
BARNES GROUP
BARR LABS
BARRETT RESOURCES
BASSETT FURNITURE
BAY ST GAS CO
BEARINGS
BELDEN INC
BELL BANCORP
BENTON OIL & GAS CO
BERKLEY W R CORP
BERRY PETE
BET HLDGS
BIG B
BIO RAD LABS
BIOCRAFT LABS
BIRMINGHAM STEEL
BISYS GROUP
BJ SERVICES
BLACK BOX CORP
BLACK HILLS CORP
BLAIR CORP
BLANCH E W HOLDINGS
BLOCK DRUG CO
BLOUNT INC
BMC INDS INC
BOLT BERANEK & NEWMAN
BOMBAY CO
BOOKS-A-MILLION
BOOLE & BABBAGE
BORG WARNER SECURITY
BORLAND INTL
BOSTON TECHNOLOGY
BOWNE & CO
BOX ENERGY CORP
BOYD GAMING CORP
BRADY WH CO
BROADBAND TECHNOLOGIES
BROADWAY & SEYMOUR
BROADWAY STORES
BROWN GROUP INC
BROWN TOM INC
BRUNOS INC
BRUSH WELLMAN INC
BUFFETS INC
BURLINGTON COAT FACTORY
BUSINESS RECORDS CP HLDGS
BW/IP INC
C COR ELECTRONICS
C D I CORP
C TEC CORP
CABOT OIL & GAS CORP
CAERE CORP
CALDOR CORP
CALGENE INC
CALGON CARBON CORP
CALIFORNIA ENERGY
CALIFORNIA FED BK
CALIFORNIA MICROWAVE
CALIFORNIA WTR SVC CO
CALMAT

CAMCO INTERNATIONAL
CANANDAIGUA WINE
CAPITAL RE CORP
CAPITOL AMERN FINL CORP
CAPSURE HLDGS CORP
CARAUSTAR INDS INC
CARLISLE COS INC
CARMIKE CINEMAS INC
CARPENTER TECHNOLOGY
CARTER WALLACE
CASEYS GEN STORES
CASH AMER INTL INC
CATALINA MARKETING
CATELLUS DEV CORP
CATO CORP
CCB FINL CORP
CCP INS INC
CELLULAR COMMUNICATIONS
CENTENNIAL CELLULAR
CENTEX CORP
CENTRAL HUDSON GAS&ELEC
CENTRAL JERSEY BANCORP
CENTRAL LA ELEC INC
CENTRAL MAINE PWR CO
CENTURA BKS
CENTURY COMMUNICATIONS
CERNER
CHAMBERS DEV INC
CHAMPION ENTERPRISES
CHAPARRAL STEEL
CHARTER MEDICAL
CHARTER ONE FINANCIAL
CHECKPOINT SYSTEMS
CHEMED
CHEMICAL FINANCIAL
CHERRY CORP
CHEYENNE SOFTWARE
CHRONIMED
CHURCH & DWIGHT
CIDCO
CILCORP
CIRCA PHARMACEUTICALS
CITIZENS BANCORP
CITIZENS BANKING CORP
CITIZENS CORP
CITY NATIONAL CORP
CLAIRE'S STORES
CLARCOR
CLEVELAND CLIFFS
CMAC INVT CORP
CML GROUP
CNB BANCSHARES
COAST SAVINGS FINANCIAL
COASTAL HEALTHCARE
COBRA GOLF INC
COCA-COLA BOTTLING
COEUR D'ALENE MINES
COGNEX
COHERENT
COLLAGEN
COLLECTIVE BANCORP
COLONIAL BANCGROUP
COLONIAL DATA TECH
COLONIAL GROUP
COMAIR HOLDINGS
COMMERCE CLEARING HOUSE
COMMERCIAL FEDERAL
COMMERCIAL INTERTECH
COMMERCIAL METALS CO
COMMNET CELLULAR
COMMONWEALTH ENERGY
COMMUNITY HEALTH SYSTEMS
COMMUNITY PSYCHIATRIC CENTERS
COMPUSA
COMPUTERVISION
COMVERSE TECHNOLOGY
CONCORD COMPUTING
CONE MILLS
CONNECTICUT NATURAL GAS
CONNER PERIPHERALS
CONTINENTAL AIRLINES
CONTINENTAL MED SYS
CONTINUUM INC
CONVERSE INC
CONVEX COMPUTER CORP
COPLEY PHARMACEUTICAL

COR THERAPEUTICS
CORRECTIONS CORP OF AMERICA
CPI
CRAIG JENNY
CRAWFORD & CO
CRAY RESEARCH
CREDENCE SYSTEMS
CROSS A T CO
CROSS TIMBERS OIL CO
CSF HOLDINGS
CSS INDUSTRIES
CULLEN FROST BANKERS
CURTISS WRIGHT CORP
CYRIX CORP
CYRK INC
CYTEC INDUSTRIES
DALLAS SEMICONDUCTOR
DAMES & MOORE INC
DATA GENERAL CORP
DATASCOPE
DAVIDSON & ASSOC INC
DELPHI FINL GROUP
DELTA WOODSIDE INDUSTRIES
DEPOSIT GUARANTY CORP
DESTEC ENERGY
DETROIT DIESEL
DEVON ENERGY CORP
DEVON GROUP INC
DEVRY INC
DEXTER CORP
DIAGNOSTEK INC
DIAGNOSTIC PRODS
DIAL PAGE
DIBRELL BROS INC
DIGI INTERNATIONAL
DIGIDESIGN INC
DIGITAL LINK
DIGITAL MICROWAVE
DIME BANCORP
DIONEX CORP
DISCOUNT AUTO PARTS
DISCOVERY ZONE
DONALDSON
DOWNEY SVGS & LN ASSN
DRAVO CORP
DRESS BARN
DREYERS GRAND ICE CREAM
DSP GROUP
DURACRAFT
DURIRON
DUTY FREE INTERNATIONAL
DYNATECH CORP
EAGLE HARDWARE&GARDEN
EASTERN ENTERPRISES
EASTERN UTILS ASSOCIATES
EATON VANCE
EDISON BROS STORES
EGGHEAD
ELECTROGLAS
ELECTRONICS FOR IMAGING
EMPIRE DIST ELEC
ENERGEN CORP
ENHANCE FINANCIAL SERVICES GRP
ENNIS BUSINESS FORMS
ENTERRA CORP
ENVOY CORP
ENZO BIOCHEM
EPITOPE
EQUICREDIT
ETHAN ALLEN INTERIORS
EXABYTE CORP
EXAR CORP
EXPEDITORS INTL OF WASHINGTON
EXPRESS SCRIPTS
F & M NATL CORP
FAB INDS INC
FAIR ISAAC & CO
FARMER BROS CO
FEDDERS CORP
FIELDCREST CANNON
FILENET CORP
FINANCIAL TRUST CORP
FIRST ALERT
FIRST AMERICAN FINANCIAL CP
FIRST CITIZENS BANCSHARES
FIRST COLONIAL BANCSHARES

FIRST COMMERCE CORP
FIRST COMMERCIAL CORP
FIRST COMWLTH FINL
FIRST FINANCIAL BANCORP
FIRST FINANCIALL CORP
FIRST MICHIGAN BANK CORP
FIRST MIDWEST BANCORP
FIRST MISSISSIPPI CORP
FIRST NATIONAL BANCORP
1ST SOURCE CORP
FIRSTBANK OF ILLINOIS
FIRSTFED MICHIGAN CORP
FIRSTIER FINANCIAL
FISHER SCIENTIFIC
FLAGSTAR COS INC
FLORIDA EAST COAST
FLORIDA ROCK INDUSTRIES
FLUKE CORP
FMC GOLD
FOAMEX INTL
FOOTHILL GROUP INC
FOREMOST CORP
FOREST CITY ENTERPRI
FOXMEYER HEALTH CORP
FRAME TECHNOLOGY
FRANKLIN ELECTRIC
FRANKLIN QUEST
FREMONT GENERAL
FRESENIUS USA
FRITZ COS INC
FRONTIER INS GROUP
FROZEN FOOD EXPRESS
FT WAYNE NATIONAL CORP
FULLER H B CO
FULTON FINL CORP
FUND AMERN ENTRPR HLDG
FURON
FUTURE HEALTHCARE
G & K SVCS INC
GALLAGHER (ARTHUR J &) CO
GAYLORD CONTAINER
GC COMPANIES
GENCARE HEALTH SYSTEM
GENCORP
GENERAL BINDING CORP
GENERAL DATACOMM INDUSTRIES
GENESIS HEALTH VENTURES
GENEVA STEEL
GENTEX CORP
GEOTEK COMMUNICATIONS
GERBER SCIENTIFIC
GIBSON GREETINGS
GIDDINGS&LEWIS
GILEAD SCIENCES
GLENDALE FED BK
GLOBAL MARINE
GLOBAL NAT RES
GOULDS PUMPS
GRACO
GRANCARE
GRAND CASINOS
GRANITE CONSTRUCTION
GREENFIELD INDUSTRIES
GRENADA SUNBURST SYSTEM
GROW GROUP
GUARANTY NATIONAL
GUILFORD MILLS
HAEMONETICS
HAGGAR
HANCOCK FABRICS
HANCOCK HOLDING
HANDLEMAN CO
HANDY & HARMAN
HANOVER DIRECT
HARLAND JOHN H
HARLEYSVILLE GROUP
HARMAN INTL INDS
HARPER GROUP
HARTMARX CORP
HAWKEYE BANCORPORATION
HAYES WHEELS INTL
HCC INS HLDGS INC
HEALTH MGMT SYS INC
HEART TECHNOLOGY INC
HEARTLAND EXPRESS
HECHINGER CO

HECLA MINING
HELENE CURTIS INDUSTRIES
HELMERICH & PAYNE
HERBALIFE INTERNATIONAL
HERITAGE MEDIA
HILB ROGAL & HAMILTON
HILLHAVEN CORP
HILLS STORES
HOLLY CORP
HOLLYWOOD ENTERTAINMENT
HOME BENEFICIAL CORP
HOME HOLDINGS
HOMEDCO GROUP INC
HORACE MANN EDUCATORS
HORSEHEAD RESOURCE DEVELOPMENT
HOUGHTON MIFFLIN CO
HS RESOURCES INC
HUDSON FOODS
HUFFY
HUNT JB TRANS SVC
HUNT MFG
HUNTCO INC
I-STAT CORP
ICN PHARMACEUTICAL
IDEX CORP
IDEXX LABS CORP
IHOP CORP
IMMUNEX CORP
IMO INDS INC
IMRS INC
IN FOCUS SYSTEMS
INDIANA ENERGY
INDRESCO
INFORMATION RESOURCES
INFOSOFT INTERNATIONAL
INGLES MARKETS
INPUT/OUTPUT INC
INSIGNIA FINANCIAL
INSILCO
INSTRUMENT SYSTEMS
INSURANCE AUTO AUCTIONS
INTEGON
INTELLIGENT ELECTRONICS
INTER REGL FINL GROUP
INTERCO
INTERDIGITAL COMMUNICATIONS
INTERGRAPH
INTERIM SVCS
INTERNATIONAL DAIRY QUEEN
INTERNATIONAL MULTIFOODS
INTERNATIONAL RECTIFIER
INTERPOOL
INTERSOLV INC
INTERSTATE BAKERIES
INTERSTATE PWR CO
INTERVOICE INC
INTL CABLETEL INC
INTL FAMILY ENTMT
INTL IMAGING MATERIALS
INVACARE CORP
IONICS INC
IOWA ILL GAS & ELEC
JACOBS ENGR GROUP
JACOR COMMUNICATIONS
JASON
JEFFERIES GROUP
JEFFERSON BANKSHARES
JONES INTERCABLE INC
JOSLYN CORP
JSB FINANCIAL INC
JUNO LTG INC
JUSTIN INDUSTRIES
KAISER ALUMINUM CORP
KAMAN CORP
KAUFMAN&BROAD HOME
KAYDON CORP
KCS ENERGY INC
KEANE INC
KELLWOOD CO
KEMET CORP
KENNAMETAL INC
KENT ELECTRS CORP
KEYSTONE INTL INC
KIMBALL INTL INC
KINDER-CARE LR

KINETIC CONCEPTS INC
KIRBY CORP
KN ENERGY INC
KOMAG INC
LA Z BOY CHAIR CO
LABONE INC
LACLEDE GAS CO
LANCE INC
LANDMARK GRAPHICS CO
LANDS END INC
LANDSTAR SYS INC
LATTICE SEMICONDUCTOR
LAWSON PRODS INC
LAWTER INTL INC
LCI INTL INC
LEADER FINL CORP
LEARNING CO
LECHTERS CORP
LEGG MASON INC
LENNAR CORP
LEVEL ONE COMMUNICATIONS
LEVITZ FURNITURE
LIBBEY INC
LIBERTY BANCORP
LIBERTY CORP
LIFE PARTNERS GRP
LIFE RE CORP
LIFE TECHNOLOGIES
LILLY INDS INC
LIN TELEVISION CORP
LINCOLN TELECOMMICATIONS
LIPOSOME CO
LIQUI-BOX CORP
LITTELFUSE INC
LIVING CTRS AMER INC
LOGICON INC
LONE STAR INDS
LONGS DRUG STORES
LOUIS DREYFUS NATURAL GAS
LUBYS CAFETERIAS
LUKENS INC
LYDALL INC
M A COM INC
M S CARRIERS INC
MACFRUGALS BARGAINS
MACROMEDIA INC
MADISON GAS & ELECTRIC
MAGNA GROUP
MAGNETEK INC
MARCUS CORP
MARINER HEALTH GROUP
MARK TWAIN BANCSHARE
MARKEL CORP
MARSHALL INDUSTRIES
MASLAND CORP
MATERIAL SCIENCES
MAXUS ENERGY CORP
MAXXAM INC
MAYBELLINE INC
MCAFEE ASSOCS INC
MCCLATCHY NEWSPAPERS
MDU RES GROUP INC
MEASUREX CORP
MEDIC COMPUTER SYSTEMS
MEDICINE SHOPPE INTL
MEDUSA CORP
MENS WEARHOUSE
MENTOR CORP
MEREDITH CORP
MERISEL INC
MESA AIRLINES
MESA INC
METHODE ELECTRONICS
METRICOM INC
MICHAEL FOODS INC
MICROS SYSTEMS
MICROTEST
MICROTOUCH SYSTEMS
MID AM INC
MIDWEST GRAIN PRODUCTS
MILLER HERMAN INC
MINE SAFETY APPLIANCES
MINERALS TECHNOLOGIES
MK RAIL CORP
MOHAWK INDUSTRIES
MOLTEN METAL TECHNOLOGY

MONEY STORE
MONK AUSTIN INC
MOORCO INTL INC
MORRISON KNUDSEN
MOSINEE PAPER CORP
MUELLER INDS INC
MULTICARE COS INC
MUSICLAND STORES
MUTUAL ASSURN INC
MYERS INDS INC
N S BANCORP INC
NABORS INDS INC
NAC RE CORP
NACCO INDS INC
NASH FINCH CO
NATIONAL AUTO CREDIT
NATIONAL BANCORP
NATIONAL COMMERCE BANCORP
NATIONAL COMPUTER SYSTEMS
NATIONAL DATA CORP
NATIONAL PRESTO INDS
NATIONAL STL CORP
NATL PENN BANCSHARES
NATL RE CORP
NAUTICA ENTERPRISES
NBB BANCORP
NCH CORP
NEIMAN MARCUS
NELLCOR INC
NELSON THOMAS INC
NETWORK EQUIPMENT TECHNOLOGIES
NETWORK GENERAL CORP
NETWORK SYSTEMS CORP
NEW ENG BUSINESS SERVICE
NEW JERSEY RESOURCES
NEWFIELD EXPLORATION
NEWPARK RESOURCES
NL INDUSTRIES
NOBLE DRILLING CORP
NORAM ENERGY CORP
NORAND CORP
NORTH AMERICAN MORTGAGE
NORTH FORK BANCORP
NORTHWEST NAT GAS CO
NORTHWESTERN PUB SVC
NOVACARE CORP
NOVEN PHARMACEUTICAL
NU-KOTE HLDG INC
NUEVO ENERGY CO
NYMAGIC INC
O REILLY AUTOMOTIVE
OAK INDS INC
OAKWOOD HOMES CORP
OCEANEERING INTL INC
OCTEL COMMUNICATIONS
OEA INC
OFFSHORE LOGISTICS
OFFSHORE PIPELINES
OM GROUP INC
OMI CORP
OMNICARE INC
ONBANCORP INC
ONE VALLEY BANCORP OF WV
ONECOMM CORP
ONEOK INC
OPTICAL DATA SYS
ORANGE & ROCKLAND
ORBITAL SCIENCES
OREGON STEEL MILLS
ORGANOGENESIS
ORION CAP CORP
ORNDA HEALTHCORP
OSHKOSH B GOSH
OSMONICS
OTTER TAIL POWER
OUTBOARD MARINE CORP
OWENS & MINOR INC
OXFORD INDS INC
PACIFIC PHYSICIAN SERVICES
PACIFIC SCIENTIFIC
PAIRGAIN TECHNOLOGIES
PAPA JOHNS INTL INC
PARK COMMUNICATIONS
PARK NATL CORP
PARKER DRILLING

PATTERSON DENTAL
PAXAR CORP
PENN TRAFFIC
PENNCORP FINL GROUP
PEOPLES BK OF BRIDGEPORT
PEOPLES HERITAGE FINL GRP
PETROLEUM HEAT&PWR
PETROLITE CORP
PHH CORP
PHILADELPHIA SUBURBAN
PHILLIPS VAN HEUSEN
PHOENIX RESOURCE
PHOTRONICS
PHYCOR
PHYSICIANS HEALTH SERVICES
PICTURETEL
PIEDMONT NAT GAS
PIER 1 IMPORTS
PIKEVILLE NATL CORP
PILGRIMS PRIDE CORP
PIONEER GROUP INC
PIONEER STANDARD ELECTRONICS
PIPER JAFFRAY
PITTSTON MINERALS GROUP
PITTWAY CORP
PLAINS PETE CO
PLANAR SYS INC
PLATINUM TECHNOLOGY
PLAYERS INTL INC
PLY GEM INDS INC
POE & BROWN INC
POGO PRODUCING CO
POPE & TALBOT INC
PRATT & LAMBERT UNIT
PRECISION CASTPARTS
PREMIER BANCORP INC
PRESIDENT RIVERBOAT CASINOS
PRESIDENTIAL LIFE
PRESSTEK INC
PRIMARK CORP
PRIME HOSPITALITY CO
PRODUCTION OPERATORS
PROFFITTS INC
PROGRESS SOFTWARE
PROTEIN DESIGN LABS
PROVIDENT BANCORP
PROXIMA CORP
PUBLIC SVC CO OF N C
PUBLIC SVC CO OF N MEX
PULITZER PUBG CO
PULTE CORP
PURITAN BENNETT CORP
PXRE CORP
PYRAMID TECHNOLOGY
QUAKER STATE
QUALITY FOOD CTRS
QUANEX CORP
QUANTUM HEALTH RES
QUEENS CNTY BANCORP
QUICK&REILLY GROUP
RAYMOND JAMES FINL
READING & BATES CORP
RECOTON CORP
REGAL BELOIT CORP
REGAL CINEMAS INC
REGENCY HEALTH SVCS
REINSURANCE GROUP OF AMERICA
RELIANCE GROUP HLDGS
REN CORP-USA
RESPIRONICS
REXALL SUNDOWN
REXENE CORP
RICHFOOD HLDGS INC
RIGGS NATL
RIO HOTEL & CASINO
RIVER FOREST BANCORP
ROBERT HALF INTL
ROBERTS PHARMACEUTIC
ROCHESTER CMNTY SVGS BK
ROGERS CORP
ROHR INC
ROLLINS ENVIRMTL SVC
ROLLINS TRUCK LEASIN
ROOSEVELT FINL GROUP
ROPER INDS
ROSS STORES INC

ROTECH MED CORP
ROWAN COS INC
RUDDICK CORP
RUSS BERRIE & CO
RYANS FAMILY STEAK HOUSE
RYKOFF-SEXTON INC
RYLAND GROUP INC
S & T BANCORP INC
S3 INC
SAFECARD SVCS INC
SAFESKIN CORP
SAFETY 1ST INC
SALICK HEALTH CARE
SANDERSON FARMS INC
SANIFILL INC
SANTA CRUZ OPERATION
SAVANNAH FOODS & IND
SBARRO INC
SCHULER HOMES
SCI SYS INC
SCIOS NOVA INC
SCOTTS CO
SEABOARD CORP
SEAFIELD CAP CORP
SEALRIGHT CO
SECURITY CAP BANCORP
SECURITY-CONN CORP
SEI CORP
SELECTIVE INS GROUP
SEQUA CORPORATION
SEQUENT COMPUTER SYSTEMS
SERVICE MERCHANDISE
SHONEYS INC
SHOPKO STORES INC
SHOREWOOD PACKAGING
SHOWBOAT INC
SIERRA HEALTH SERVICES
SIERRA ON-LINE INC
SIERRA PACIFIC RESOURCES
SILICON VALLEY GROUP
SITHE ENERGIES INC
SKYLINE CORP
SMART & FINAL
SMITH A O
SMITH INTL INC
SMITHFIELD FOODS
SNYDER OIL CORP
SODAK GAMING INC
SOFAMOR/DANEK GROUP
SONAT OFFSHORE DRILL
SOTHEBYS HLDGS
SOUTH JERSEY INDUSTRIES
SOUTHDOWN INC
SOUTHERN IND GAS & ELECTRIC
SOUTHERN UNION CO
SOUTHESTN MICH GAS ENTERPRISES
SOUTHWEST GAS CORP
SOUTHWESTERN ENERGY
SOVEREIGN BANCORP
SPACELABS MEDICAL
SPECTRUM HOLOBYTE
SPORTS & RECREATION
SPRINGS INDUSTRIES
SPX CORP
ST JOHN KNITS
ST PAUL BANCORP INC
STANDARD MICROSYSTEMS
STANDARD MOTOR PRODUCTS
STANDARD PACIFIC
STANDARD PRODS CO
STANDARD REGISTER CO
STANDEX INTL CORP
STANHOME INC
STANT CORP
STARTER CORP
STATION CASINOS
STEIN MART INC
STERIS CORP
STEWART ENTERPRISES
STONE & WEBSTER INC
STRAWBRIDGE & CLOTHIER
STRIDE RITE CORP
STUDENT LOAN
STURM RUGER & CO
SUMMIT BANCORP

SUMMIT TECHNOLOGY
SUNGLASS HUT INTL
SUNRISE MED INC
SUNSHINE MINING
SUSQUEHANNA BKSHS
SWIFT TRANSN CO
SYMANTEC CORP
SYMMETRICOM INC
SYNETIC INC
SYQUEST TECHNOLOGY
SYRATECH CORP
SYSTEM SOFTWARE ASSOCIATES
SYSTEMS & COMPUTER
TECHNOLOGY TARGET
THERAPEUTICS
TBC CORP
TCA CABLE TV
TCF FINL CORP
TECH DATA CORP
TECNOL MED PRODS
TEJAS GAS CORP
TELEFLEX INC
TELXON CORP
TENCOR INSTRS
TENNANT CO
TESORO PETE CORP
TEXAS INDS
THERMEDICS
THERMO CARDIOSYSTEMS
THERMO FIBERTEK
THERMOTREX CORP
THIOKOL CORP
3DO CO
THREE FIVE SYSTEMS
TIFFANY & CO
TIMBERLAND CO
TITAN WHEEL INTL INC
TJ INTL INC
TNT FREIGHTWAYS CORP
TOLL BROTHERS INC
TOOTSIE ROLL INDS
TOP SOURCE TECH INC
TOPPS INC
TORO CO
TRACTOR SUPPLY CO
TRENWICK GROUP INC
TRIARC COS INC
TRIDENT NGL HOLDING
TRIMBLE NAVIGATION LTD
TRUE NORTH COMMUNICATIONS
TRUST CO OF NJ
TRUSTCO BANK CORP
TRUSTMARK CORP
TUCSON ELEC PWR CO
20TH CENTURY INDUSTRIES
TYCO TOYS
U S CAN CORP
U S ROBOTICS
U S TRUST CORP
UGI CORP
ULTRATECH STEPPER INC
UMB FINL CORP
UNIFIRST CORP
UNION PLANTERS CORP
UNITED BANKSHARES
UNITED CAROLINA BANCSHARES
UNITED COS FINL CORP
UNITED FIRE & CASUALTY CO
UNITED ILLUMINATING
UNITED INS COS INC
UNITED INTL HLDGS IN
UNITED MERIDIAN CORP
UNITED STATES FILTER
UNITED STATIONERS
UNITED TELEVISION
UNITED WASTE SYSTEMS
UNITED WISCONSIN SERVICES
UNITED WTR RES INC
UNITRODE CORP
UNIVAR CORP
UNIVERSAL HLTH SVCS
UNR INDS INC
USA WASTE SVCS INC
USAIR GROUP INC
USLICO CORP
UST CORP

VALASSIS COMMUNICATIONS
VALMONT INDUSTRIES
VALUE CITY DEPT STORES
VALUE LINE INC
VARCO INTERNATIONAL
VENTRITEX
VENTURE STORES
VERIFONE
VERTEX PHARMACEUTICALS
VESTA INS GROUP
VICOR CORP
VICTORIA BANKSHARES
VIEWLOGIC SYSTEMS
VIGORO CORP
VINTAGE PETE
VITALINK PHARMACY SERVICES
VIVRA INC
VLSI TECHNOLOGY
WABAN INC
WALL DATA INC
WALLACE COMPUTER SERVICES
WASHINGTON ENERGY
WASHINGTON NATL CORP
WATKINS JOHNSON
WATSON PHARMACEUTICALS
WATTS INDUSTRIES
WD-40
WEATHERFORD INTL INC
WEBB (DEL) CORP
WEIRTON STEEL
WELBILT CORP
WERNER ENTERPRISES
WESBANCO INC
WEST
WESTAMERICA BANCORP
WESTCORP
WESTCOTT COMMUNICATIONS
WESTERN CO OF NORTH AMERICA
WESTERN GAS RESOURCES
WESTERN PUBLISHING
WESTERN WASTE INDS
WESTPOINT STEVENS
WESTWOOD ONE
WHITE RIVER CORP
WHITNEY HLDG CORP
WHX CORP
WICOR INC
WILEY JOHN & SONS
WINNEBAGO INDUSTRIES
WLR FOODS INC
WMS INDS INC
WOLVERINE TUBE INC
WOLVERINE WORLD WIDE
WONDERWARE CORP
WORTHEN BKG CORP
WPS RESOURCES CORP
WYLE LABS
WYMAN GORDON CO
X-RITE INC
XCL LTD
XIRCOM INC
YANKEE ENERGY SYSTEM
ZALE CORP
ZEBRA TECHNOLOGIES
ZENITH ELECTRS CORP
ZENITH LABS
ZENITH NATL INS CORP
ZERO CORP
ZILOG INC
ZIONS BANCORPORATION
ZURN INDUSTRIES

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

FINANCIAL STATEMENTS

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                    Number              Value
                                                   of Shares            (000s)
                                                   ---------            ------
COMMON STOCK--97.2%
AUSTRALIA--2.6%
Australia & New Zealand
  Banking Group                                      49,700            $   144
BTR Nylex                                           116,332                207
Broken Hill Proprietary Co.                          70,134              1,075
CRA                                                  24,700                351
Coles Myer                                           50,456                157
Commonwealth Bank                                    37,577                208
National Australia Bank                              58,769                464
News Corp.                                           78,390                483
Western Mining Corp.                                 47,000                293
Westpac Banking Corp.                                79,986                268
                                                                       -------
                                                                         3,650
                                                                       -------

BELGIUM--0.6%
Electrabel                                            1,800                320
Electrabel, AFV1                                        300                 54
Petrofina SA                                          1,000                307
Societe Generale de Belgique                          2,640                184
                                                                       -------
                                                                           865
                                                                       -------

CANADA--3.1%
Alcan Aluminum                                        8,845                237
American Barrick
  Resources Corp.                                    14,800                353
BCE Inc.                                             13,564                474
Bank of Montreal                                      9,793                182
Bank of Nova Scotia                                   8,185                166
Canadian Imperial Bank
  of Commerce                                         8,161                193
Canadian Pacific Ltd.                                14,600                233
Imperial Oil                                          8,563                307
Newbridge Networks Corp.                              3,300                 92
Northern
Telecom                                              10,700                386
Nova Corp.                                           19,200                192
PanCanadian Petroleum                                 5,000                158
Placer Dome Inc.                                      9,200                199
Royal Bank of Canada                                 13,200                277
Seagram Co.                                          16,300                502
Thomson Corp.                                        23,700                285
Toronto-Dominion Bank                                11,600                176
                                                                       -------
                                                                         4,412
                                                                       -------

DENMARK--0.4%
D/S 1912 Series B                                        10                173
D/S Svendborg Series B                                    5                125
Tele Danmark AS Series B                              5,290                305
                                                                       -------
                                                                           603
                                                                       -------

FRANCE--7.4%
AXA Groupe SA                                        13,100                608
Alcatel Cable                                         1,723                201
Assurances Generales
  de France                                          15,800                646
Banque Nationale de Paris                            10,018                496
Canal Plus                                              819                135
Carrefour                                             1,100                485
Cie Financiere de
  Paribas (Bearer)                                    4,681                312
Cie Generale des Eaux                                 4,803                440
Compagnie de
  Saint-Gobain SA                                     3,273                415
Compagnie de Suez                                     6,400                306
Credit Lyonnais                                       1,800                163
Danone Groupe                                         3,000                423
GAN Group                                             1,900                105
L'Air Liquide                                         2,784                393
L'Air Liquide (Rights -
  exp. 11/04/94)*                                     2,384                 33
L'Oreal SA                                            2,650                576
LVMH Moet-Hennessy
  Louis Vuitton                                       7,100              1,145
Lafarge Coppee SA                                     3,500                278
Lyonnaise des
  Eaux-Dumez                                          2,430                221
Michelin Class B (Reg.)                               4,450                186
Peugeot Citroen                                       2,200                330
Rhone-Poulenc SA
  A Shares                                           13,500                333
Schneider SA                                          2,650                199
Societe Generale                                      3,473                392
Societe Nationale
  Elf Aquitaine                                      11,256                832
TOTAL Compagnie
  Francaise des Petroles
  Class B                                             9,300                603
Union des Assurances
  de Paris                                           12,650                334
                                                                       -------
                                                                        10,590
                                                                       -------

GERMANY--7.5%
BASF AG                                               2,500                529
Bankgesellschaft Berlin                               1,029                246
Bayer AG                                              2,866                671
Bayerische Hypotheken &
  Wechsel Bank                                          913                240
Bayerische Hypotheken &
  Wechsel Bank (New)*                                    91                 23
Bayerische Motoren Werke AG                             820                423
Bayerische Vereinsbank AG                               924                274
Commerzbank AG                                        1,345                283
Daimler-Benz AG                                       2,721              1,399
Deutsche Bank AG                                      2,016                994
Dresdner Bank AG                                      1,897                508
Hoechst AG                                            2,550                559
Mannesmann AG                                         1,561                417
Muenchener
  Rueckversicherung                                      11                 18
Muenchener
  Rueckversicherung (Reg.)                              311                573
Preussag AG                                             615                180
RWE AG                                                1,370                420
SAP AG                                                  242                156
Siemens AG                                            2,356                985
Thyssen AG                                            1,189                227
VEBA AG                                               2,018                676
VIAG AG                                                 873                275
Vereinigte Elektrizitat
  Westfalen Series B                                    807                203
Volkswagen AG                                         1,129                332
                                                                       -------
                                                                        10,611
                                                                       -------

HONG KONG--4.3%
CITIC Pacific                                        85,000                256
Cathay Pacific
Airways                                             118,000                175
China Light & Power                                  77,400                403
Hang Seng Bank                                       81,100                588
Henderson Land
  Development Co.                                    68,000                444
Hong Kong
Telecom                                             469,200              1,005
Hongkong Electric Holdings                           84,000                264


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
Hongkong Land Holdings                              111,000               $284
Hutchison Whampoa                                   154,000                711
Jardine Matheson
  Holdings (Reg.)                                    29,811                248
New World
 Development Co.                                     69,709                222
Sun Hung Kai Properties                              86,500                660
Swire Pacific Class A                                68,000                519
Wharf Holdings                                       89,000                351
                                                                       -------
                                                                         6,130
                                                                       -------

ITALY--2.4%
Alleanza Assicurazioni                               22,500                235
Alleanza Assicurazioni
  (Non-Convertible)                                   3,750                 35
Assicurazioni Generali                               35,200                882
Banco di Roma SpA                                   141,900                151
Fiat Finance SpA                                     65,000                266
Fiat Finance SpA
  (Non-Convertible)                                  14,000                 32
First Bank San Paolo
  di Torino                                          27,700                165
IMI                                                  24,800                162
INA*                                                161,000                233
RAS Assicurazioni                                     6,310                 79
RAS Assicurazioni
  (Non-Convertible)                                   2,790                 19
STET                                                137,000                414
STET (Non-Convertible)                               66,000                163
Telecom Italia                                      200,000                549
Telecom Italia
  (Non-Convertible)                                  42,000                 93
                                                                       -------
                                                                         3,478
                                                                       -------


JAPAN--32.7%
Ajinomoto Co., Inc.                                  11,000                151
All Nippon Airways Co.                               28,000                332
Asahi Bank                                           45,000                497
Asahi Breweries                                       8,000                 88
Asahi Chemical
  Industry Co.                                       28,000                227
Asahi Glass Co.                                      21,000                271
Ashikaga Bank                                         8,000                 59
Bank of Fukuoka                                      11,000                103
Bank of Tokyo                                        39,000                600
Bank of Yokohama                                     20,000                184
Bridgestone Corp.                                    15,000                248
Canon Inc.                                           16,000                297
Chiba Bank                                           13,000                123
Chubu Electric Power Co.                             14,300                366
Chugoku Electric
  Power Co., Inc.                                     5,900                147
Cosmo Oil Co.                                        11,000                 88
Dai Nippon Printing Co.                              15,000                279
Dai-Ichi Kangyo Bank                                 54,000                987
Daiei Inc.                                           14,000                210
Daiichi Pharmaceutical Co.                            5,000                 76
Daiwa Bank                                           29,000                305
Daiwa House Industry Co.                              9,000                125
Daiwa Securities Co.                                 26,000                378
East Japan Railway Co.                                  100                499
Ebara Corp.                                           5,000                 91
Eisai Co.                                             5,000                 86
FamilyMart Co.                                        1,000                 65
Fanuc                                                 5,000                243
Fuji Bank                                            50,000              1,110
Fuji Photo Film Co.                                   9,000                215
Fujitsu Ltd.                                         35,000                401
Furukawa Electric Co.                                13,000                 90
Gunma Bank                                           10,000                114
Hachijuni Bank                                       10,000                126
Hankyu Corp.                                         17,000                103
Hanwa Co.                                             5,000                 20
Hiroshima Bank                                       13,000                 83
Hitachi Ltd.                                         57,000                594
Hitachi Zosen                                        19,000                111
Hokkaido Electric Power Co.                           4,000                100
Hokkaido Takushoku Bank                              12,000                 58
Hokuriku Bank                                        13,000                 98
Hokuriku Electric Power Co.                           4,000                 99
Honda Motor Co.                                      18,000                314
Industrial Bank of Japan                             46,000              1,425
Ishikawajima-Harima
  Heavy Industries                                   25,000                120
Isuzu Motors                                         20,000                107
Ito-Yokado Co.                                        8,000                437
Itochu Corp.                                         28,000                218
Japan Airlines Co.                                   35,000                271
Japan Energy Co.                                     21,000                 93
Joyo Bank                                            14,000                123
Jusco Co.                                             6,000                135
Kajima Corp.                                         16,000                152
Kandenko Co.                                          5,000                 91
Kansai Electric Power Co.                            18,800                474
Kao Corp.                                            12,000                142
Kawasaki Heavy Industries                            25,000                123
Kawasaki Steel Co.                                   52,000                244
Keio Teito Railway Co.                                8,000                 46
Kinden Co.                                            3,000                 49
Kinki Nippon Railway Co.                             31,000                268
Kirin Brewery Co.                                    19,000                228
Kobe Steel                                           48,000                166
Kokusai Denki                                         1,100                113
Komatsu Ltd.                                         18,000                171
Kubota Co.                                           23,000                177
Kyocera Corp.                                         4,000                305
Kyowa Hakko Kogyo                                     6,000                 61
Kyushu Electric Power Co.                             8,500                214
Kyushu Matsushita
  Electric Co.                                        3,000                 76
Long-Term Credit Bank
  of Japan                                           42,000                503
Marubeni Corp.                                       27,000                156
Marui Co.                                             7,000                128
Matsushita Communication
  Industrial                                          4,000                111
Matsushita Electric
  Industrial Co.                                     41,000                681
Matsushita Electric Works                            12,000                133
Matsushita-Kotokuki
  Electronics                                         3,000                 85
Mazda Motor Corp.                                    21,000                125
Mitsubishi Bank                                      51,000              1,279
Mitsubishi Chemical Corp.                            28,000                165
Mitsubishi Corp.                                     30,000                409
Mitsubishi Electric Corp.                            39,000                292
Mitsubishi Estate Co.                                25,000                294
Mitsubishi Heavy Industries                          59,000                481
Mitsubishi Materials Co.                             21,000                119
Mitsubishi Motors Co.                                17,000                159
Mitsubishi Oil Co.                                    8,000                 87


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994


                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
Mitsubishi Trust &
  Banking Corp.                                      25,000            $   387
Mitsui & Co.                                         30,000                269
Mitsui Fudosan Co.                                   16,000                180
Mitsui Marine & Fire
  Insurance Co.                                      14,000                106
Mitsui O.S.K. Lines                                  14,000                 61
Mitsui Trust & Banking Co.                           22,000                254
Mitsukoshi                                            6,000                 62
Murata Manufacturing Co.                              4,400                180
NEC Corp.                                            28,000                358
NGK Insulators                                        5,000                 53
NKK Corp.                                            57,000                176
Nagoya Railroad Co.                                  10,000                 52
New Oji Paper Co.                                    12,000                134
Nichii Co.                                            4,000                 56
Nikko Securities Co.                                 29,000                341
Nintendo Co.                                          3,000                168
Nippon Credit Bank                                   34,000                226
Nippon Express Co.                                   21,000                228
Nippon Fire & Marine
  Insurance Co.                                       7,000                 52
Nippon Oil Co.                                       21,000                152
Nippon Paper
  Industries Co.                                     39,000                308
Nippon Steel Corp.                                  121,000                500
Nippon Telegraph &
  Telephone Corp.                                       303              2,831
Nippon Yusen                                         21,000                143

Nippondenso Co.                                      15,000                321
Nissan Motor Co.                                     49,000                418
Nisshin Steel Co.                                    20,000                105
Nomura Securities Co.                                38,000                796
Obayashi Corp.                                       10,000                 71
Odakyu Electric
  Railway Co.                                        14,000                103
Oki Electric Industry Co.                            12,000                 96
Ono Pharmaceutical Co.                                2,000                 94
Osaka Gas Co.                                        45,000                193
Pioneer Electronic Co.                                4,000                104
Ricoh Co.                                            13,000                130
Sakura Bank                                          58,000                796
Sankyo Co.                                            7,000                182
Sanwa Bank                                           50,000              1,048
Sanyo Electric Co.                                   33,000                199
Secom Co.                                             2,000                134
Sega Enterprises                                      2,000                104
Seibu Railway Co.                                    11,000                477
Sekisui Chemical Co.                                 11,000                113
Sekisui House                                        11,000                125
Seven-Eleven Japan Co.                                7,000                574
Sharp Co.                                            22,000                411
Shikoku Electric Power Co.                            4,800                118
Shimizu Corp.                                        14,000                145
Shin-Etsu Chemical Co.                                6,000                128
Shiseido Co.                                          8,000                 97
Shizuoka Bank                                        16,000                218
Showa Shell Sekiyu                                    7,000                 93
Sony Corp.                                            7,000                427
Sony Music Entertainment
  (Japan)                                             2,100                119
Sumitomo Bank                                        56,000              1,052
Sumitomo Chemical Co.                                29,000                171
Sumitomo Corp.                                       21,000                217
Sumitomo Electric Industries                         12,000                180
Sumitomo Marine & Fire
  Insurance Co.                                      13,000                118
Sumitomo Metal Industries                            51,000                193
Sumitomo Metal Mining Co.                            11,000                109
Sumitomo Trust &
  Banking Co.                                        22,000                320
Suzuki Motor Co.                                     10,000                127
TDK                                                   3,000                147
Taisei Corp.                                         19,000                127
Taisho Pharmaceutical Co.                             6,000                110
Takeda Chemical Industries                           17,000                211
Teijin Ltd.                                          19,000                113
Tobu Railway Co.                                     16,000                102
Tohoku Electric Power Co.                             8,900                228
Tokai Bank                                           39,000                483
Tokio Marine & Fire
  Insurance Co.                                      30,000                356
Tokyo Electric Power Co.                             26,000                762
Tokyo Electron                                        3,000                100
Tokyo Gas Co.                                        50,000                236
Tokyo Steel Manufacturing                             2,000                 50
Tokyu Corp.                                          18,000                126
Tonen                                                13,000                207
Toppan Printing Co.                                  12,000                177
Toray Industries                                     24,000                190
Toshiba Corp.                                        56,000                442
Tostem Corp.                                          4,000                114
Toto                                                  6,000                 94
Toyo Seikan                                           4,000                134
Toyo Trust & Banking Co.                             13,000                152
Toyoda Automatic Loom                                 4,000                 84
Toyota Motor Corp.                                   66,000              1,458
Yamaichi Securities Co.                              20,000                159
Yamanouchi
  Pharmaceutical Co.                                  6,000                118
Yamazaki Baking Co.                                   5,000                104
Yasuda Fire & Marine
  Insurance Co.                                      15,000                110
Yasuda Trust & Banking Co.                           18,000                160
                                                                       -------
                                                                        46,554
                                                                       -------

NETHERLANDS--5.1%
ABN-Amro Holding NV                                  12,240                435
AEGON NV                                              4,400                272
Akzo Nobel NV                                         3,000                379
Elsevier NV                                          29,000                296
Heineken NV                                           1,600                234
Internationale
  Nederlanden Groep                                  11,582                542
Koninklijke PTT Nederland                            19,700                628
Philips Electronics NV                               13,300                441
PolyGram NV                                           7,900                352
Royal Dutch Petroleum Co.
  (Bearer)                                           23,200              2,702
Unilever NV                                           6,700                798
Wolters Kluwer CVA                                    2,700                195
                                                                       -------
                                                                         7,274
                                                                       -------

SINGAPORE--1.8%
OCBC Bank                                            35,833                386
Singapore Airlines                                   52,000                499
Singapore Telecom                                   640,000              1,395
United Overseas Bank                                 30,000                329
                                                                       -------
                                                                         2,609
                                                                       -------


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
SPAIN--1.7%
Argentaria                                            5,700               $220
Banco Central SA (Reg.)                               5,500                132
Banco de Bilbao Vizcaya
  SA (Reg.)                                           7,400                194
Banco de Santander                                    1,200                 48
Banco de Santander
  SA (Reg.)                                           5,600                228
Empresa Nacional
  de Electricidad                                    10,000                458
Iberdrola SA                                         39,600                261
Repsol, SA                                           12,800                409
Telefonica de Espana, SA                             35,800                484
                                                                       -------
                                                                         2,434
                                                                       -------

SWEDEN--1.6%
ASEA AB Series A
  Free shares                                         2,100                153
ASEA AB Series B
  Free shares                                           800                 58
Astra AB Series A
  Free shares                                        19,400                524
Astra AB Series B
  Free shares                                         3,400                 91
BCP Branded Consumer
  Products Series A
  Free shares                                         5,300                 57
BCP Branded Consumer
Products Series B
  Free shares                                         2,800                 31
L.M. Ericsson Series B
  Free shares                                         9,300                565
Pharmacia AB Series A
  Free shares                                         5,300                100
Pharmacia AB Series B
  Free shares                                         2,800                 52
Sandvik AB Series A
  Free shares                                         8,600                146
Volvo AB Series A
  Free shares                                         5,000                 98
Volvo AB Series B
  Free shares                                        20,700                408
                                                                       -------
                                                                         2,283
                                                                       -------

SWITZERLAND--5.8%
BBC Brown
Boveri                                                  331                284
BBC Brown Boveri (Reg.)                                 189                 31
CS Holding (Bearer)                                   1,014                444
CS Holding (Reg.)                                     1,745                148
Ciba-Geigy AG (Bearer)                                  170                100
Ciba-Geigy AG (Reg.)                                  1,080                630
Cie Financiere Richemont
  Series A (Bearer)                                     232                228
Nestle SA (Reg.)                                      1,669              1,562
Roche Holding AG                                        295              1,313
Roche Holding AG (Bearer)                                70                631
SMH AG (Bearer)                                         156                 87
SMH AG (Reg.)                                           682                 90
Sandoz AG (Bearer)                                       91                 48
Sandoz AG (Reg.)                                      1,673                835
Schweiz Bankgesellschaft
  (Bearer)                                              886                831
Schweiz Bankgesellschaft
  (Reg.)                                                950                202
Schweiz Bankverein (Bearer)                             940                271
Schweiz Bankverein (Reg.)                             1,030                142
Zurich Versicherung (Bearer)                            150                137
Zurich Versicherung (Reg.)                              206                189
                                                                       -------
                                                                         8,203
                                                                       -------

UNITED KINGDOM--20.2%
Abbey National                                       56,600                385
Allied-Lyons PLC                                     43,900                429
Argyll Group PLC                                     44,593                190
BAA PLC                                              42,200                355
BAT Industries PLC                                  127,800                916
BOC Group                                            18,525                204
BTR PLC                                             148,712                746
Barclays PLC                                         70,097                667
Bass PLC                                             37,200                338
Boots Co. PLC                                        42,448                368
British Airways PLC                                  40,000                230
British Gas PLC                                     181,600                870
British Petroleum PLC                               236,575              1,683
British Steel                                        80,800                212
Cable & Wireless PLC                                146,900              1,009
Cadbury Schweppes PLC                                33,655                239
Commercial Union                                     23,500                211
General Accident                                     17,300                166
General Electric Co. PLC                            115,800                523
Glaxo Holdings PLC                                  133,126              1,303
Grand Metropolitan PLC                               92,103                625
Great Universal Stores                               43,000                394
Guinness PLC                                         84,200                643
HSBC Holdings PLC                                    36,191                430
HSBC Holdings PLC
  (Hong Kong)                                        66,146                788
Hanson PLC                                          206,153                779
Imperial Chemical
  Industries PLC                                     29,100                380
Inchcape                                             21,300                152
J. Sainsbury PLC                                     74,732                488
Kingfisher                                           28,500                221
Lloyds Abbey Life                                    26,700                153
Lloyds Bank                                          56,554                530
Marks & Spencer PLC                                 117,900                801
National Power                                       52,800                428
National Westminster
  Bank PLC                                           73,299                603
New Rothmans (units)                                 62,400                428
Pearson PLC                                          21,837                226
Peninsular & Oriental
  Steam Navigation                                   25,546                266
Powergen PLC                                         33,400                310
Prudential Corp.                                     82,019                428
RTZ Corp. PLC (Reg.)                                 44,900                631
Rank Organisation PLC                                35,800                237
Redland                                              21,300                162
Reed International PLC                               23,400                288
Reuters Holdings PLC                                 86,500                679
Royal Bank of
  Scotland Group                                     30,100                216
Scot & Newcastle                                     20,100                170
Scottish Power                                       31,400                185
Shell Transport &
  Trading Co. (Reg.)                                143,700              1,723
SmithKline Beecham PLC
  Series A                                           56,063                373
SmithKline Beecham units                             54,100                329
Standard Chartered PLC                                9,900                 48


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                    Number             Value
                                                   of Shares           (000s)
                                                   ---------           ------
Sun Alliance Group                                   31,988               $172
TSB Group PLC                                        68,100                253
Tesco                                                83,900                322
Thorn-EMI PLC                                        17,500                278
Tomkins                                              46,100                159
Unilever PLC                                         34,600                644
Vendome (units)                                      29,850                253
Vodafone Group PLC                                  124,968                433
Waste Management
  International*                                     16,000                133
Wellcome PLC                                         34,900                367
Zeneca Group                                         38,900                547
                                                                      --------
                                                                        28,719
                                                                      --------

TOTAL COMMON STOCK
  (Cost $128,564)                                                      138,415
                                                                      --------

PREFERRED STOCK--0.4%
GERMANY--0.4%
Henkel KGaA                                             542                213
RWE AG (Non Voting)                                     700                172
SAP AG (Non Voting)                                     161                 93
Volkswagen AG (Non Voting)                              201                 47
                                                                      --------
                                                                           525
                                                                      --------

ITALY--0.0%
Fiat Finance SpA                                     18,300                 44
                                                                      --------

TOTAL PREFERRED STOCK
  (Cost $511)                                                              569
                                                                      --------

WARRANTS--0.0%
SWITZERLAND--0.0%
CS Holding expire 12/16/94*                           2,759                 11
                                                                      --------

UNITED KINGDOM--0.0%
BTR Nylex expire 11/26/98*                            4,019                  3
                                                                      --------

TOTAL WARRANTS
  (Cost $16)                                                                14
                                                                      --------


                                                   Maturity           Value
                                                    (000)s            (000s)
                                                   --------           ------
REPURCHASE AGREEMENT--1.1%
UNITED STATES--1.1%
State Street Bank & Trust 4.25%
  Dated 10/31/94
  Due 11/01/94
  Collateralized By:
  U.S. Treasury Bill
  $1,550,000 Par;
  Due 4/30/95                                        $1,478           $  1,478
                                                                      --------

TOTAL REPURCHASE AGREEMENT
  (Cost $1,478)                                                          1,478
                                                                      --------

TOTAL INVESTMENTS -- 98.7%
  (Cost $130,569)                                                      140,476
                                                                      --------

OTHER ASSETS AND LIABILITIES -- 1.3%
  Other Assets                                                           4,564
  Liabilities                                                           (2,685)
                                                                      --------
                                                                         1,879
                                                                      --------

NET ASSETS -- 100.0%
Applicable to 13,066,324
  outstanding $0.00001
  par value shares
  (unlimited shares authorized)                                       $142,355
                                                                      ========

NET ASSET VALUE PER SHARE                                               $10.89
                                                                        ======


------------------
*Non-Income Producing Security


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF OPERATIONS (in thousands)
For the year ended October 31, 1994
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax withheld of $350)                             $2,394
  Interest                                                                       125
                                                                              ------
    Total investment income                                                    2,519
                                                                              ------
Expenses:
  Investment advisory and administration fee                                     862
  Transfer agency and shareholder service fees                                   308
  Custodian fees                                                                 196
  Registration fees                                                               43
  Professional fees                                                               45
  Shareholder reports                                                             72
  Trustees' fees                                                                  50
  Amortization of deferred organization costs                                     24
  Insurance and other expenses                                                     6
                                                                              ------
                                                                               1,606
Less expenses reduced                                                           (499)
                                                                              ------
    Total expenses incurred by Fund                                            1,107
                                                                              ------
Net investment income                                                          1,412
                                                                              ------

Net realized gain (loss) on investments and foreign currency transactions:
  Proceeds from sales of investments                                           7,690
  Cost of investments sold                                                    (8,384)
                                                                              ------
Net realized loss on investments from changes in market value                   (694)
Net realized gain on investments from changes in foreign
     exchange rates                                                               99
                                                                              ------
     Net realized loss on investments sold                                      (595)
     Net realized gain on foreign currency transactions                           15
                                                                              ------
       Net realized loss on investments sold and foreign
         currency transactions                                                  (580)
                                                                              ------
Change in net unrealized gain (loss) on investments and foreign currency translation:
  Changes in market value:
    Beginning of period unrealized gain                                        4,200
    End of period unrealized gain                                                413
                                                                              ------
      Decrease in net unrealized gain in market value                         (3,787)
                                                                              ------
  Changes in foreign exchange rates:
    Beginning of period unrealized loss                                       (3,131)
    End of period unrealized gain                                              9,494
                                                                              ------
     Increase in net unrealized gain in foreign exchange rates                12,625
                                                                              ------
       Net increase in unrealized gain on investments from
         changes in market value and foreign exchange rates                    8,838
       Net increase in unrealized gain on translating assets and
         liabilities into the reporting currency                                  51
                                                                              ------
         Net increase in unrealized gain on investments and
           foreign currency translation                                        8,889
                                                                              ------
Net gain on investments                                                        8,309
                                                                              ------
Net increase in net assets resulting from operations                          $9,721
                                                                              ======


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               7
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

--------------------------------------------------------------------------------

                                                                                   For the period
                                                                                  September 9, 1993
                                                                For the             (commencement
                                                              year ended          of operations) to
                                                              October 31,            October 31,
                                                                 1994                   1993
                                                             ------------         -----------------
Operations:
  Net investment income                                      $  1,412                $    301
  Net realized gain (loss) on investments sold
    and foreign currency transactions                            (580)                    188
  Net increase in unrealized gain on investments
    and foreign currency translation                            8,889                   1,053
                                                             --------                --------
  Net increase in net assets resulting from
    operations                                                  9,721                   1,542
                                                             --------                --------

Distributions to Shareholders From:
  Net investment income                                          (433)                     --
  Capital gains                                                  (188)                     --
                                                             --------                --------
  Total distributions to shareholders                            (621)                     --
                                                             --------                --------

Capital Share Transactions:
  Proceeds from shares sold                                    61,237                 106,336
  Net asset value of shares issued in
    reinvestment of distributions                                 560                      --
  Early withdrawal fees                                           129                      --
  Less payments for shares redeemed                           (34,756)                 (1,793)
                                                             --------                --------
  Increase in net assets from capital share
    transactions                                               27,170                 104,543
                                                             --------                --------

Total increase in net assets                                   36,270                 106,085

  Net Assets:
    Beginning of period                                       106,085                      --
                                                             --------                --------
    End of period (including undistributed net invest-
      ment income of $1,280 and $301, respectively)          $142,355                $106,085
                                                             ========                ========

Number of Fund Shares:
  Sold                                                          5,947                  10,637
  Reinvested                                                       56                      --
  Redeemed                                                     (3,392)                   (182)
                                                             --------                --------
  Net increase in shares outstanding                            2,611                  10,455
Shares Outstanding:
  Beginning of period                                          10,455                      --
                                                             --------                --------
  End of period                                                13,066                  10,455
                                                             ========                ========


                See accompanying Notes to Financial Statements.

SCHWABFUNDS(R)                                                               8
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1994
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(TM). The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(TM), an index created to represent the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets (excluding the United States and South Africa).

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's sub-advisor pursuant to Board of Trustees guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the

SCHWABFUNDS(R)                                                               9
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1994
--------------------------------------------------------------------------------

contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates (see
Note 9).

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1994, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $9,907,000, of which $13,741,000 related to appreciated securities and $3,834,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .70% of the first $300 million of average daily net assets and .60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $862,000 during the year ended October 31, 1994, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional") to perform day-to-day portfolio management for the Fund. Dimensional does not receive compensation directly from the Fund. However, the Investment Manager pays Dimensional an annual fee, payable monthly, of .15% of the first $300 million of average daily net assets and .05% of such assets over $300 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the year ended October 31, 1994, the Fund incurred transfer agency and shareholder service fees of $308,000, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager, Schwab or Dimensional. During the year ended October 31, 1994, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $50,000 related to the Trust's unaffiliated trustees.

SCHWABFUNDS(R)                                                              10
--------------------------------------------------------------------------------

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1994, no borrowings were made under this arrangement.

5. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. During the year ended October 31, 1994, the total of such fees reduced by the Investment Manager was $388,000 and the total of such fees reduced by Schwab was $111,000.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $36,420,000 and $7,690,000, respectively, during the year ended October 31, 1994.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1994, total early withdrawal fees retained by the Fund amounted to $129,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1994, net assets consisted of:

Capital paid in                                                $131,687,000
Accumulated undistributed net investment income                   1,306,000
Accumulated net realized loss on investments sold
  and foreign currency transactions                                (580,000)
Net unrealized gain on investments                                9,907,000
Net unrealized gain on translating assets and liabilities
  into the reporting currency                                        35,000
                                                               ------------
          Total                                                $142,355,000
                                                               ============

The Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result of adoption, certain reclassifications to increase undistributed net investment income and decrease capital paid in by $26,000 have occurred. These reclassifications have no impact on the net asset value of the Fund.

At October 31, 1994, the Fund's Statement of Net Assets included liabilities of $896,000 for securities purchased, $280,000 for Fund shares redeemed, $52,000 for investment advisory and administration fee payable and $25,000 for transfer agency and shareholder service fees payable.

SCHWABFUNDS(R)                                                              11
--------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended October 31, 1994
--------------------------------------------------------------------------------

9. COMMITMENTS

At October 31, 1994, the Fund had an open Forward contract which obligated the Fund to deliver foreign currency in exchange for U.S. dollars at a specified future date as follows:

                  Contract     In Exchange      Settlement                    Unrealized
  Currency         Amount          For             Date           Value          Loss
  --------        --------     -----------      ----------        -----       ----------
British pound     770,000      $1,257,872        11/4/94       $1,259,405      $1,533

10. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:


                                                                               For the period
                                                                             September 9, 1993
                                                           For the            (commencement of
                                                          year ended           operations) to
                                                       October 31, 1994       October 31, 1993
                                                       ----------------      -----------------
Net asset value at beginning of period                     $  10.15               $  10.00
Income from Investment Operations
  Net investment income                                         .11                    .03
  Net realized and unrealized gain on investments
    and foreign currency transactions                           .69                    .12
                                                           --------               --------
  Total from investment operations                              .80                    .15
Less Distributions
  Dividends from net investment income                         (.04)                    --
  Distributions from net realized gain
    on investments                                             (.02)                    --
                                                           --------               --------
  Total distributions                                          (.06)                    --
                                                           --------               --------
Net asset value at end of period                           $  10.89               $  10.15
                                                           ========               ========
Total return (%)                                                7.9                    1.5
Ratios/Supplemental Data
  Net assets, end of period (000s)                         $142,355               $106,085
  Ratio of expenses to average net
    assets (%)                                                  .90                   .60*
  Ratio of net investment income to
    average net assets (%)                                     1.14                  2.15*
  Portfolio turnover rate (%)                                     6                      2

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended October 31, 1994 and 1993, would have been 1.30% and 2.10%*, respectively, and the ratio of net investment income to average net assets would have been .74% and .65%*, respectively.

SchwabFunds(R)                                                              12
--------------------------------------------------------------------------------


To the Board of Trustees
and Shareholders of the Schwab International Index Fund(TM)


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab International Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1994, the results of its operations and the changes in its net assets for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1994 by correspondence with the custodian and broker, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
San Francisco, California
November 30, 1994

SchwabFunds(R)                                                                1
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
COMMON STOCK--96.0%
A.L. Laboratories, Inc.
  Class A                                          2,300                $41,113
AAR Corp.                                          2,600                 32,175
ABM Industries, Inc.                               1,800                 37,800
ABT Building Products Corp.*                       1,900                 29,450
ACX Technologies, Inc.*                            2,300                 80,788
ADAC Laboratories                                  3,000                 25,500
AGCO Corp.                                         2,500                137,500
AMC Entertainment Inc.*                              500                  5,750
AMCORE Financial, Inc.                             1,500                 28,688
AMETEK, Inc.                                       6,500                117,813
APS Holding Corp. Class A*                         2,100                 61,163
AST Research, Inc.*                               10,400                131,950
Acclaim Entertainment, Inc.                        6,800                118,575
Acordia, Inc.                                      2,500                 70,625
Acuson Corp.*                                      4,900                 90,038
Acxiom Corp.*                                      1,600                 47,400
Addington Resources, Inc.*                         3,100                 32,550
Adelphia Communications
  Corp. Class A*                                   2,000                 24,500
Adesa Corp.*                                       1,800                 24,300
Adia Personnel Services, Inc.                      1,000                 36,000
Adobe Systems Inc.                                 1,600                 57,900
Advanced Technology
  Laboratories, Inc.*                              2,200                 35,750
Advanced Tissue
  Sciences, Inc.*                                  5,000                 37,500
ADVO, Inc.                                         3,300                 58,575
Air & Water Technologies
  Corp. Class A*                                   9,500                 66,500
Air Express
 International Corp.                               2,200                 61,600
Airborne Freight Corp.                             1,700                 32,513
Airgas, Inc.                                       2,700                 78,300
Alaska Air Group, Inc.*                            2,100                 36,750
ALBANK Financial Corp.                             2,200                 48,813
Albany International Corp.
  Class A                                          3,800                 75,050
Alberto-Culver Co. Class A                         1,800                 42,525
Alberto-Culver Co. Class B
  (Convertible)                                    2,100                 53,288
Aldila, Inc.                                       3,900                 50,213
Alex. Brown Inc.                                   2,400                 66,300
Alfa Farmers
  Federation Corp.                                 6,900                 75,900
Allen Group Inc.                                   3,700                 89,725
Alliance Pharmaceutical Corp.*                     3,600                 27,675
Alliant Techsystems Inc.*                          1,700                 58,438
Allied Group, Inc.                                 1,500                 43,313
Allwaste, Inc.*                                    5,600                 35,700
Alpha-Beta Technology, Inc.*                         400                  3,750
Altera Corp.*                                      3,400                134,088
Amax Gold Inc.                                    14,500                 97,875
Amcast Industrial Corp.                            1,500                 30,188
America Online, Inc.                               1,300                 92,300
American Annuity Group, Inc.                       7,500                 71,250
American Bankers
  Insurance Group, Inc.                            3,400                 67,575
American Business
  Information, Inc.*                               5,100                 89,250
American Business
  Products, Inc.                                   1,300                 28,925
American Classic Voyages                           1,900                 32,775
American Colloid Co.                               3,400                 53,550
American Freightways Corp.                         1,600                 33,800
American Heritage Life
  Investment Corp.                                 5,200                 91,650
American Income
  Holding Inc.                                     2,500                 87,344
American Maize-Products Co.                        1,000                 22,625
American Management
  Systems, Inc.                                    4,500                 71,156
American Medical
  Response, Inc.*                                  2,600                 70,525
American President
  Companies, Ltd.                                  4,600                111,550
American Savings Bank of
  Florida (New)*                                   4,800                 96,300
Americredit Corp.*                                 5,300                 35,113
Ameridata Technologies Inc.*                       2,600                 34,775
Amphenol Corp. Class A*                            3,100                 67,813
Amsco International, Inc.*                        10,700                102,988
Amtech Corp.                                       2,300                 23,000
Analogic Corp.*                                    2,100                 36,750
Anchor Bancorp, Inc.*                              3,800                 56,525
Andrew Corp.                                         950                 49,519
Angelica Corp.                                     1,100                 29,150
AnnTaylor Stores Corp.*                              700                 29,050
Antec Corp.*                                       3,800                107,350
Anthem Electronics, Inc.*                          2,300                 75,613
Anthony Industries, Inc.                           2,400                 41,100
Apogee Enterprises, Inc.                           2,300                 41,113
Apple South, Inc.                                  4,650                 74,981
Applebee's International, Inc.                     3,300                 60,638
Applied Magnetics Corp.*                           2,600                  9,425
Applied Power Inc. Class A                         1,500                 36,938
Aptargroup, Inc.                                   2,700                 73,575
Aquarion Co.                                         900                 21,150
Aquila Gas Pipeline Corp.                          4,800                 36,600
Arbor Drugs, Inc.                                  2,800                 59,150
Arctco, Inc.                                       4,650                 95,325
Argosy Gaming Corp.*                               3,900                 67,275
Arkansas Best Corp.                                4,100                 53,044
Armco Inc.*                                       17,000                121,125
Armor All Products Corp.                           3,600                 80,100
Arnold Industries Inc.                             4,300                 99,438
Arrow International, Inc.                          4,100                114,288
Arthur J. Gallagher & Co.                          2,300                 75,325
Artisoft, Inc.*                                    2,000                 19,500
Arvin Industries, Inc.                             3,700                 90,188
Ashland Coal, Inc.                                 2,500                 76,250
Aspect
  Telecommunications Corp.*                        1,800                 62,100
Associated Banc-Corp                               2,200                 74,250
Associated Natural
  Gas Corp.                                        2,000                 76,250
Atari Corp.*                                      18,600                125,550
Atmos Energy Corp.                                 2,400                 39,300
Au Bon Pain Co., Inc.
  Class A*                                         1,700                 33,575
Augat Inc.                                         3,500                 69,563
Aura Systems, Inc.*                                5,700                 26,363
Authentic Fitness Corp.                            5,500                 83,188
AutoFinance Group, Inc.*                           3,100                 31,388
Automotive Industries
  Holding, Inc.*                                   2,800                 68,600
Autotote Corp. Class A                             5,000                 87,500

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               2
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Avatar Holdings, Inc.*                             1,500                $52,688
Aviall, Inc.                                       7,275                 72,750
Avid Technology, Inc.*                             1,700                 64,175
Aztar Corp.*                                       7,400                 44,400
BWIP Holding, Inc. Class A                         4,100                 72,775
BET Holdings, Inc. Class A*                        1,500                 24,750
BISYS Group, Inc.*                                 2,600                 57,200
BJ Services Co.*                                   2,700                 55,013
BMC West Corp.                                     1,400                 23,800
Baldor Electric Co.                                2,860                 74,360
Baldwin & Lyons, Inc.
  Class A                                            100                  1,550
Baldwin & Lyons, Inc.
  Class B                                          1,800                 27,000
Ballard Medical Products                           9,900                 96,525
Bally Entertainment Corp.*                         7,600                 53,200
Baltimore Bancorp                                  2,800                 57,050
BancTec, Inc.*                                     1,800                 36,000
Bancorpsouth, Inc.                                 1,300                 41,600
Bank of Montreal                                   1,180                 21,919
Bankers Corp.                                        240                  3,465
Banyan Systems, Inc.*                              2,800                 49,000
Barefoot Inc.                                      2,800                 39,550
Barnes Group Inc.                                    700                 26,250
Barr Laboratories, Inc.*                           1,000                 25,250
Barrett Resources Corp.*                           1,900                 37,288
Bassett Furniture
  Industries, Inc.                                 2,500                 67,500
Bay State Gas Co.                                  2,100                 50,925
Bay View Capital Corp.                             1,200                 27,000
Bearings, Inc.                                       900                 29,363
Belden Inc.                                        2,800                 56,000
Bell Bancorp, Inc.                                 1,800                 47,250
Bell Sports Corp.*                                 1,300                 27,300
Benton Oil & Gas Co.*                              4,500                 35,156
Bergen Brunswig Corp.
  Class A                                          6,175                101,888
Berkley (W.R.) Corp.                                 600                 21,525
Berry Petroleum Co. Class A                        2,900                 27,550
Best Power Technology, Inc.*                       1,100                 15,538
Big B, Inc.                                        2,900                 35,525
Bio-Technology
  General Corp.*                                   3,800                  7,363
Biocraft Laboratories, Inc.                        1,700                 30,388
Birmingham Steel Corp.                             1,500                 38,813
Black Box Corp.                                    3,000                 42,000
Black Hills Corp.                                  2,300                 47,150
Blair Corp.                                        1,400                 58,800
Blanch (E.W.) Holdings, Inc.                       2,200                 44,825
Block Drug Co., Inc. Class A                       1,900                 67,450
Blount, Inc. Class A                               1,300                 55,413
Blount, Inc. Class B                                 500                 21,750
Bolt Beranek and
  Newman Inc.*                                     2,200                 39,050
Bombay Company, Inc.                               5,950                 71,400
Books-A-Million, Inc.                              3,000                 42,563
Borg-Warner
  Security Corp.*                                  3,400                 35,275
Borland International, Inc.*                       9,300                 99,975
Boston Bancorp                                     1,000                 30,750
Boston Technology, Inc.*                           8,400                138,600
Bowne & Co., Inc.                                  2,800                 44,800
Box Energy Corp. Class A*                            500                  6,000
Box Energy Corp. Class B
  (Non Voting)*                                    3,000                 27,000
Breed Technologies, Inc.                           1,100                 38,913
BroadBand
  Technologies, Inc.*                              1,900                 49,400
Broadway Stores Inc.*                              8,500                 95,625
Broderbund Software, Inc.                          1,400                 89,950
Brown (Tom), Inc.*                                 3,000                 38,250
Brown Group, Inc.                                    500                 16,938
Bruno's, Inc.                                     14,200                135,788
Brush Wellman Inc.                                 2,700                 45,225
Buffets, Inc.                                      5,000                 51,563
Bush Industries, Inc.                                800                 20,900
C-TEC Corp.*                                       1,300                 35,750
CCB Financial Corp.                                1,500                 60,750
CCP Insurance, Inc.                                5,400                 83,700
CDI Corp.*                                         3,400                 57,800
CILCORP Inc.                                       2,400                 73,200
CKE Restaurants Inc.                               2,600                 21,450
CLARCOR Inc.                                       2,400                 48,300
CMAC Investment Corp.                              2,100                 57,750
CML Group, Inc.                                    8,250                 81,469
CNB Bancshares, Inc.                               2,200                 75,625
COR Therapeutics, Inc.*                            4,400                 57,200
CPI Corp.                                          1,700                 36,975
Cross (A.T.) Co. Class A                           2,800                 42,350
CSF Holdings, Inc.*                                1,600                 41,600
CSS Industries, Inc.                               1,700                 28,263
Cabot Oil & Gas Corp.
  Class A                                          3,300                 61,050
Cadence Design
  Systems, Inc.*                                   1,800                 36,000
CalMat Co.                                         4,300                 89,225
Caldor Corp.*                                      3,000                 85,875
Calgene, Inc.*                                     4,600                 39,963
Calgon Carbon Corp.                                6,600                 74,250
California Energy Co., Inc.*                       6,800                115,600
California Federal Bank                            3,000                 34,500
California Microwave, Inc.*                        1,900                 59,138
California Water Service Co.                         800                 25,100
Camco International, Inc.                          4,600                 94,875
Canandaigua Wine Co.,
  Inc. Class A*                                    2,100                 68,775
Canandaigua Wine Co.,
  Inc. Class B*                                      400                 13,500
Capital Re Corp.                                   5,400                118,800
Capitol American
  Financial Corp.                                  6,500                144,625
Capsure Holdings Corp.*                            2,800                 37,100
Caraustar Industries, Inc.                         4,200                 82,950
Carlisle Companies Inc.                            2,800                 91,350
Carpenter Technology Corp.                         1,200                 67,800
Carr-Gottstein Food Co.*                           2,000                 13,750
Casey's General Stores, Inc.                       4,700                 62,275
Cash America
  Investments, Inc.                                3,400                 28,050
Casino America, Inc.                                 850                  9,350
Castle & Cooke Homes, Inc.*                        9,300                145,313
Catalina Marketing Corp.*                          1,500                 76,313
Catellus Development Corp.*                       13,300                 88,113
Cato Corp. (New) Class A                           4,500                 42,750
Cell Genesys, Inc.*                                2,300                 17,250
CellPro, Inc.*                                     2,300                 38,525
Cellular Communications
  Class A (Redeemable)*                            4,500                239,063
Centennial Cellular Corp.                          4,100                 70,725


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               3
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Centerbank Waterbury
  Connecticut*                                     2,200                $27,775
Centocor, Inc.*                                    9,300                165,075
Central Hudson Gas &
  Electric Corp.                                   3,100                 75,950
Central Jersey Bancorp                             1,500                 48,750
Central Louisiana Electric
  Co., Inc. (New)                                  4,100                 88,663
Central Maine Power Co.                            5,200                 59,800
Central Vermont Public
  Service Corp.                                    2,100                 27,825
Centura Banks, Inc.                                2,700                 59,400
Century Communications
  Corp. Class A                                    3,900                 33,150
Cerner Corp.*                                      2,400                 98,700
Chambers Development
  Co., Inc.*                                       1,900                  3,800
Chambers Development
  Co., Inc. Class A*                               9,400                 18,800
Champion Enterprises, Inc.*                        1,400                 49,700
Chaparral Steel Co.                                6,000                 48,000
Charter Medical Corp.*                             4,900                121,275
Charter One Financial, Inc.                        4,000                 81,000
Checkers Drive-In
  Restaurants, Inc.                                8,800                 29,975
Checkpoint Systems, Inc.*                          2,100                 39,375
Cheesecake Factory, Inc.                           1,600                 30,600
Chemed Corp.                                       1,500                 51,188
Chemical Financial Corp.                           1,330                 52,535
Chesapeake Corp.                                   4,300                133,300
Cheyenne Software, Inc.                            6,250                 69,531
Chipcom Corp.                                      1,800                108,450
Chiquita Brands
  International, Inc.                              8,200                101,475
Church & Dwight Co., Inc.                          3,600                 81,000
Circa Pharmaceuticals, Inc.*                       3,500                 52,063
Citizens Bancorp                                   2,100                 59,325
Citizens Banking Corp.                             2,400                 63,600
Citizens First Bancorp, Inc.                       7,500                 72,656
City National Corp.                                8,200                 90,200
Claire's Stores, Inc.                              3,300                 38,363
Clear Channel
  Communications, Inc.                               575                 28,966
Cleveland-Cliffs Inc.                              1,800                 68,625
Coast Savings
  Financial, Inc.*                                 2,300                 32,775
Coastal Healthcare
  Group, Inc.*                                     3,400                106,250
Cobra Golf, Inc.                                   3,400                126,225
Coca-Cola Bottling Co.
  Consolidated                                     1,300                 34,288
Coeur d'Alene Mines Corp.                          2,600                 48,425
Cognex Corp.                                       2,700                 66,825
Collagen Corp.                                     1,800                 39,600
Collective Bancorp, Inc.                           3,600                 64,125
Colonial BancGroup, Inc.                           1,600                 36,800
Colonial Gas Co.                                     900                 17,438
Colonial Group, Inc. Class A                       1,300                 44,688
Comair Holdings, Inc.                              3,800                 81,700
Commerce Clearing
  House, Inc. Class A                              2,800                 49,350
Commerce Clearing
  House, Inc. Class B
  (Non Voting)                                     2,900                 49,663
Commercial Federal Corp.*                          2,200                 46,338
Commercial Intertech Corp.                         2,850                 54,863
Commercial Metals Co.                              2,733                 74,474
Commonwealth Energy
  System                                           1,900                 71,725
Community Health
  Systems, Inc.                                    1,800                 47,250
Community Psychiatric
  Centers                                          7,300                 72,088
Comnet Cellular Inc.*                              1,900                 53,913
CompUSA, Inc.*                                     2,700                 31,388
Comverse Technology Inc.*                          3,000                 37,125
Concord EFS Inc.                                   2,700                 66,825
Cone Mills Corp.*                                  3,600                 42,750
Connecticut Energy Corp.                             900                 19,125
Connecticut Natural
  Gas Corp.                                        1,400                 33,075
Conner Peripherals, Inc.*                          4,500                 51,750
Consolidated
  Freightways, Inc.*                               2,000                 44,750
Consolidated Stores Corp.*                         8,700                157,688
Consorcio G Grupo Dina*                            4,202                 42,545
Continental Airlines, Inc.
  Class A*                                           800                 13,300
Continental Airlines, Inc.
  Class B*                                         3,600                 59,400
Continental Medical
  Systems, Inc.*                                  15,000                106,875
Continuum Company, Inc.*                           3,500                 94,063
Copley Pharmaceutical, Inc.                        3,064                 54,003
CopyTele, Inc.*                                    3,900                 19,378
Coram Healthcare Corp.*                            4,662                 76,923
Cordis Corp.*                                      1,200                 69,375
Coventry Corp.                                     4,600                114,425
Crawford & Co. Class A                             2,300                 35,650
Crawford & Co. Class B                             2,100                 32,813
Cray Research, Inc.*                               4,300                 82,238
Credence Systems Corp.*                            4,500                113,625
Credit Acceptance Corp.                            3,500                131,688
Cross Timbers Oil Co.                              4,900                 78,400
CrossComm Corp.*                                   1,000                 10,250
Crown Central
  Petroleum Corp.*                                   600                 10,200
Cullen/Frost Bankers, Inc.                         1,900                 63,175
Cypress Semiconductor Corp.*                       6,200                129,425
Cyrix Corp.*                                       3,100                127,681
Cyrk, Inc.*                                        1,500                 58,875
Cytec Industries, Inc.*                            2,100                 86,100
CytRx Corp.*                                       3,200                  7,700
Dallas Semiconductor Corp.*                        9,500                133,000
Dames & Moore, Inc.                                4,700                 69,325
Daniel Industries, Inc.                            1,400                 18,900
Data General Corp.*                                5,900                 57,525
Datascope Corp.*                                   2,700                 46,238
DeVRY Inc.*                                        3,500                101,938
Dell Computer Corp.*                               3,150                140,569
Delphi Financial Group, Inc.
  Class A*                                           700                 13,738
Delta Woodside
  Industries, Inc.                                 8,100                 84,038
Department 56, Inc.*                                 400                 14,650
Deposit Guaranty Corp.                             3,000                 86,250
Destec Energy, Inc.*                              11,500                126,500
Detroit Diesel Corp.*                              4,700                116,325
Devon Energy Corp.                                 3,400                 74,375
Dexter Corp.                                       4,500                 92,813


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               4
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Diagnostek, Inc.*                                  4,000                $63,000
Diagnostic Products Corp.                          1,600                 38,400
Dial Page, Inc.*                                   1,600                 34,800
Dibrell Brothers, Inc.                             2,000                 44,000
Digi International, Inc.*                          2,300                 38,813
Digital Microwave Corp.*                             800                 11,900
Dime Bancorp Inc.*                                10,400                 91,000
Dionex Corp.*                                      1,500                 56,063
Discount Auto Parts, Inc.*                         2,600                 39,650
Discovery Zone, Inc.                               6,800                130,900
Donaldson Co., Inc.                                4,800                110,400
Downey Savings and
  Loan Association                                 1,900                 35,863
Dress Barn, Inc.*                                  3,800                 37,050
Dreyer's Grand Ice
  Cream, Inc.                                      2,600                 66,625
Dual Drilling Co.*                                 1,900                 24,819
Duff & Phelps Corp.                                4,200                 74,025
Duriron Co., Inc.                                  3,000                 53,625
Duty Free International, Inc.                      5,300                 70,888
Dynatech Corp.*                                    1,700                 49,300
E'town Corp.                                         700                 18,200
E-Z Serve Corp.*                                   4,300                  7,659
ENVOY Corp.*                                       2,000                 40,750
Eagle Hardware &
  Garden, Inc.*                                    3,400                 33,150
Eastern Enterprises                                3,900                101,400
Eastern Utilities Associates                       3,600                 78,750
Eaton Vance Corp.
  (Non Voting)                                     1,400                 44,275
Edison Brothers Stores, Inc.                       3,500                 83,125
Education Alternatives, Inc.*                      2,000                 42,750
Elcor Corp.*                                       1,000                 16,875
Electroglas Inc.*                                  1,400                 55,825
Electronics for Imaging, Inc.*                     2,300                 60,375
Empire District Electric Co.                       2,200                 35,475
Energen Corp.                                      1,300                 29,575
Energy Service Co., Inc.                           2,275                 32,988
Energy Ventures, Inc.*                             1,400                 20,300
Enhance Financial
  Services Group, Inc.                             3,100                 56,188
Ennis Business Forms, Inc.                         2,700                 36,450
Enquirer/Star Group, Inc.
  Class A                                          3,300                 55,275
Enterra Corp.*                                     2,700                 61,763
Envirotest Systems Corp.
  Class A*                                         2,500                 31,563
Ethan Allen Interiors, Inc.*                       2,200                 53,900
Evergreen Media Corp.
  Class A*                                           700                 12,600
Exabyte Corp.*                                     3,900                 86,044
Exar Corp.                                         1,200                 24,750
Excel Industries, Inc.                             1,900                 28,500
Expeditors International of
  Washington, Inc.                                 2,300                 47,438
Express Scripts, Inc. Class A                      1,200                 40,800
F & M National Corp.                               2,255                 36,644
FHP International Corp.*                           1,056                 30,624
FHP International Corp.                            3,520                 96,360
FMC Gold Co.                                      17,500                 72,188
FTP Software Inc.*                                 3,600                 90,000
Fab Industries, Inc.                                 900                 27,788
Fair, Issac & Co. Inc.                             1,000                 40,250
Farmer Bros. Co.                                     300                 38,400
Fastenal Co.                                         800                 35,900
Fidelity National
  Financial, Inc.                                  2,900                 32,988
Fieldcrest Cannon, Inc.*                           1,300                 33,150
Figgie International Inc.
  Class A                                          4,600                 35,938
Figgie International Inc.
  Class B                                            600                  5,025
FileNet Corp.*                                     1,500                 37,875
Filene's Basement Corp.*                           3,900                 29,738
Financial Trust Corp.                              1,200                 34,200
First Alert Inc.                                   3,800                 80,275
First American
  Financial Corp.                                  3,600                 67,050
First Bancorporation of Ohio                         900                 21,713
First Citizens BancShares,
  Inc. Class A                                     1,300                 58,825
First Colonial Bankshares Corp.
  Class A                                          1,500                 34,031
First Commerce Corp.                               1,162                 30,793
First Commercial Corp.                             2,800                 58,450
First Commonwealth
  Financial Corp.                                  3,000                 42,750
First Financial Bancorp                            1,600                 61,400
First Financial Corp.                              4,000                 56,000
First Michigan Bank Corp.                          2,959                 69,537
First Midwest Bancorp, Inc.                        2,100                 57,488
First Mississippi Corp.                            3,200                 67,200
First National Bancorp                             2,700                 52,650
First Pacific Networks, Inc.*                      1,100                  7,425
FirstFed Financial Corp.*                            200                  2,850
FirstFed Michigan Corp.                            3,300                 68,888
Firstbank of Illinois Co.                          1,000                 38,250
Fisher Scientific
  International, Inc.                              2,600                 72,475
Flagstar Companies, Inc.*                          7,200                 59,400
Florida East Coast
  Industries, Inc.                                 1,400                106,575
Florida Rock Industries, Inc.                      1,400                 37,275
Fluke Corp.                                        1,100                 32,588
Foamex International Inc.*                         4,300                 38,431
Foodmaker, Inc. (New)*                            11,100                 59,663
Foote, Cone & Belding
  Communications, Inc.                             1,900                 85,025
Foothill Group, Inc. Class A                       2,400                 36,000
Foremost Corp. of America                          1,800                 58,500
Forest City Enterprises, Inc.
  Class A                                            900                 27,338
Forest City Enterprises, Inc.
  Class B (Convertible)                              500                 17,781
Fort Wayne National Corp.                          1,800                 49,725
Fossil, Inc.*                                      2,200                 61,325
FoxMeyer Health Corp.*                             5,473                 90,989
Franklin Electric Co., Inc.                        1,100                 34,650
Franklin Quest Co.*                                1,700                 60,138
Fremont General Corp.                              2,800                 68,950
Fritz Companies, Inc.*                             1,800                 69,750
Frontier Insurance
  Group, Inc.                                      2,350                 64,331
Frozen Food Express
  Industries, Inc.                                 2,100                 34,650
Fuller (H.B.) Co.                                  2,400                 79,200
Fulton Financial Corp.                             3,300                 62,700
G&K Services, Inc. Class A                         2,950                 47,938
GAINSCO, Inc.                                      2,315                 20,256
GC Companies, Inc.*                                1,280                 36,160


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               5
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Galey & Lord, Inc.*                                1,800                $28,350
Gartner Group Inc. Class A                         4,000                128,500
Gaylord Container Corp.
  Class A*                                         8,700                 73,950
GenCare Health Systems, Inc.*                      1,700                 78,838
GenCorp Inc.                                       5,800                 69,600
General Binding Corp.                              2,900                 62,350
General DataComm
  Industries, Inc.*                                3,100                103,463
Genesco Inc.*                                      2,800                  6,300
Genesis Health
  Ventures, Inc.*                                  2,100                 61,950
Genetic Therapy, Inc.*                             2,400                 16,200
Geneva Steel Class A*                              2,200                 38,775
Gensia Pharmaceuticals, Inc.*                      5,400                 25,650
Gentex Corp.                                       2,900                 70,325
Geon Co.                                             700                 21,000
Geotek Communications Inc.*                       10,300                 88,838
Gerber Scientific, Inc.                            3,900                 52,163
Germantown Savings Bank                              500                 30,500
Gerrity Oil & Gas Corp.*                           1,600                  9,400
Getty Petroleum Corp.*                             1,800                 20,475
Gibson Greetings, Inc.                             2,600                 39,000
Giddings & Lewis, Inc.                             6,200                 95,325
Gilead Sciences, Inc.*                             1,200                 10,500
Glendale Federal Bank (New)                        5,400                 58,725
Global Natural
  Resources Inc.*                                  4,400                 33,000
Good Guys, Inc., The*                              2,300                 26,306
Goody's Family
  Clothing, Inc.*                                  2,700                 28,688
Goulds Pumps, Inc.                                 3,600                 78,075
Graco Inc.                                         1,350                 24,975
GranCare, Inc.*                                    5,000                 77,500
Grand Casinos, Inc.*                               3,800                 51,300
Granite Construction Inc.                          1,900                 41,563
Greenfield Industries, Inc.                        2,700                 64,125
Grenada Sunburst
  System Corp.                                     1,300                 40,300
Grey Advertising Inc.                                100                 15,450
Grow Group, Inc.                                   2,000                 28,750
Guaranty National
  Corp. (New)                                      1,500                 25,125
Guilford Mills, Inc.                               1,600                 33,000
Gupta Corp.*                                         600                  6,675
Gymboree Corp.                                     4,000                131,000
HBO & Co.                                          2,600                 84,825
HS Resources, Inc.*                                2,100                 43,050
Hach Co.                                           2,075                 28,531
Haemonetics Corp.*                                 5,300                106,000
Haggar Corp.                                       1,200                 28,500
Hancock Fabrics, Inc.                              4,000                 30,500
Hancock Holding Co.                                1,300                 37,700
Handleman Co.                                      6,300                 70,875
Handy & Harman                                     1,700                 28,263
Hanover Direct, Inc.*                             13,300                 54,031
Harleysville Group Inc.                            4,600                111,550
Harman International
  Industries, Inc.                                 2,200                 78,650
Harnischfeger
  Industries Corp.                                 5,100                127,500
Harper Group, Inc.                                 2,800                 37,800
Harry's Farmers Market, Inc.
  Class A*                                           400                  3,550
Hartmarx Corp.*                                    5,300                 30,475
Haverty Furniture
  Companies, Inc.                                  3,000                 36,750
Hawkeye Bancorporation                             2,000                 40,750
Hayes Wheels International, Inc.                   3,200                 75,200
Health Care and
  Retirement Corp.*                                2,500                 67,188
Health Systems
  International Inc.*                              4,700                126,313
HealthCare Compare Corp.*                          5,600                155,400
Healthsouth
  Rehabilitation Corp.*                            2,500                 95,000
Heart Technology, Inc.*                            2,900                 68,875
Heartland Express, Inc.                            2,000                 58,500
Hechinger Co. Class A                              4,900                 55,125
Hechinger Co. Class B
  (Convertible)                                    2,300                 26,163
Hecla Mining Co.*                                  7,800                 87,750
Helene Curtis Industries, Inc.                     1,800                 63,675
Herbalife International, Inc.                      1,000                 16,625
Heritage Media Corp.
  Class A*                                         1,900                 46,075
Hibernia Corp. Class A                             2,900                 23,200
Hilb, Rogal and Hamilton Co.                       2,700                 32,063
Hillhaven Corp.                                   12,500                278,125
Holly Corp.                                        1,000                 24,625
Home Beneficial Corp.
  Class B                                          1,700                 35,063
Homedco Group, Inc.*                               2,300                 82,800
Hometown Buffet, Inc.                              2,800                 31,850
Horizon Healthcare Corp.*                          4,100                113,263
Hornbeck Offshore
  Services, Inc.*                                  2,200                 33,000
Houghton Mifflin Co.                                 900                 41,400
Hovnanian Enterprises,
  Inc. Class A*                                    1,400                  8,400
Hudson Foods, Inc.                                 1,300                 28,600
Huffy Corp.                                        2,200                 33,000
Hunt Manufacturing Co.                             3,000                 48,375
Huntco, Inc. Class A                                 700                 15,400
ICN Pharmceuticals, Inc.*                          3,900                 45,338
IDEX Corp.*                                        2,300                100,050
IDEXX Laboratories, Inc.                           2,600                 72,800
IHOP Corp.*                                        1,500                 41,250
INDRESCO, Inc.*                                    3,800                 47,500
INTERCO Inc. (New)*                                2,100                 30,450
IVAX Corp.                                         2,092                 40,010
Immunex Corp. (New)*                               7,100                 96,738
Immunomedics, Inc.*                                3,600                 15,525
Imperial Bancorp                                   2,000                 32,000
Independent Insurance
  Group, Inc. (Non Voting)                           800                  9,400
Indiana Energy, Inc.                               4,100                 79,950
Information Resources, Inc.*                       4,200                 61,950
Ingles Markets Inc.                                1,100                 12,100
Input/Output, Inc.                                 2,800                 60,550
Insignia Financial Group
  Class A (New)*                                   1,700                 34,213
Insilco Corp.*                                     1,500                 39,750
Insituform Technologies, Inc.
  Class A*                                         2,600                 33,800
Instrument Systems Corp.*                          5,300                 39,750
Insurance Auto Auctions, Inc.*                     1,600                 51,800
Integon Corp.                                      2,800                 42,000


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               6
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Integrated Device
  Technology, Inc.*                                1,000                $28,500
Integrated Health
  Services, Inc.*                                  3,200                130,400
Intelligent Electronics, Inc.                      6,400                 99,200
Inter-Regional Financial
  Group, Inc.                                      1,400                 32,900
Interface Systems, Inc.
  Class A                                          2,400                 27,750
Intergraph Corp.*                                 11,900                102,638
Intergroup Healthcare Corp.*                       1,600                101,200
Intermet Corp.                                     9,200                 63,250
International Dairy Queen,
  Inc. Class A*                                    2,600                 43,225
International Dairy Queen,
  Inc. Class B*                                    1,800                 30,825
International Family
  Entertainment, Inc.
  Class B*                                         5,700                 74,813
International Multifoods Corp.                     2,900                 52,200
International Rectifier Corp.*                     3,500                 81,375
Interneuron
  Pharmaceuticals, Inc.*                             500                  2,813
Interpool, Inc.*                                   2,100                 28,875
Interstate Bakeries Corp.                          4,000                 51,500
Interstate Power Co.                               1,500                 33,375
Intuit, Inc.*                                        600                 42,225
Invacare Corp.                                     1,600                 48,600
Ionics, Inc.*                                      1,000                 53,750
Iowa-Illinois Gas &
  Electric Co.                                     4,800                 98,400
J. Baker, Inc.                                     2,200                 37,400
JSB Financial, Inc.                                1,800                 44,775
Jacobs Engineering
  Group Inc.*                                      4,500                 96,188
Jacor Communications,
  Inc. Class A*                                    3,700                 51,800
Jan Bell Marketing, Inc.*                         10,100                 55,550
Jason Inc.                                         3,125                 28,516
Jefferies Group, Inc.                              1,000                 34,250
Jefferson Bankshares, Inc.                         2,500                 47,969
John Wiley & Sons, Inc.
  Class A                                          1,600                 70,000
Johnson Worldwide
  Associates, Inc. Class A*                        1,200                 27,450
Johnstown America
  Industries, Inc.*                                1,500                 29,813
Jones Intercable, Inc.*                            1,300                 18,200
Jones Intercable, Inc.
  Class A*                                         2,300                 31,769
Joslyn Corp.                                       1,200                 32,400
Joy Technologies Inc.*                             7,200                 99,900
Juno Lighting, Inc.                                2,900                 54,738
Justin Industries, Inc.                            4,300                 56,975
K N Energy, Inc.                                   4,268                105,100
KCS Energy, Inc.                                   1,900                 31,825
KLA Instruments Corp.*                               700                 36,750
Kaiser Aluminum Corp.*                            10,600                119,250
Kaman Corp. Class A                                3,200                 31,000
Kasler Corp.                                       1,300                  6,663
Kaufman & Broad
  Home Corp.                                       5,700                 74,100
Kaydon Corp.                                       2,700                 63,113
Keane, Inc.                                        4,500                 92,250
Kelley Oil Corp.*                                    700                  4,375
Kellwood Co.                                       3,300                 66,413
Kemet Corp.*                                       2,700                 58,050
Kendall Square
  Research Corp.*                                  1,700                    186
Kennametal Inc.                                      800                 22,500
Keystone Financial, Inc.                           3,500                 96,688
Kimball International, Inc.
  Class B                                          2,200                 52,800
Kinder-Care Learning
  Centers, Inc. (New)*                             3,400                 45,050
Kirby Corp.*                                       3,900                 65,325
Komag, Inc.*                                       3,700                 92,038
L.A. Gear, Inc.*                                   2,700                 18,900
LCI International, Inc.                            2,400                 58,200
La Quinta Inns, Inc.                               2,700                 67,838
La-Z-Boy Chair Co.                                 3,000                 90,750
LabOne, Inc.                                       2,100                 36,225
Laclede Gas Co.                                    2,500                 52,188
Lance Inc.                                         5,100                 90,525
Landmark Graphics Corp.*                           2,100                 43,050
Landstar Systems, Inc.*                            2,200                 72,600
Lattice Semiconductor Corp.                        2,900                 49,119
Lawson Products, Inc.                              2,300                 59,513
Lawter International, Inc.                         7,600                 95,950
Leader Financial Corp.*                            2,000                 47,750
Lechters, Inc.*                                    2,900                 51,113
Legg Mason, Inc.                                   1,900                 39,900
Lennar Corp.                                       4,800                 72,600
Level One
  Communications, Inc.                             2,150                 38,700
Levitz Furniture Inc.*                            11,000                 96,250
Libbey, Inc.                                       2,400                 38,100
Liberty Bancorp, Inc.                              1,200                 38,100
Liberty Corp.                                      3,600                 94,950
Life Partners Group, Inc.                          3,800                 82,650
Life Re Corp.                                      2,000                 36,500
Life Technologies, Inc.                            2,500                 46,875
Life USA Holding, Inc.*                            2,900                 23,744
Lilly Industries, Inc. Class A                     3,750                 50,625
Lincare Holdings, Inc.                             4,800                129,600
Lincoln
  Telecommunications Co.                           5,500                 90,750
Liposome Technology, Inc.*                         2,200                 14,300
Liqui-Box Corp.                                    1,000                 34,500
Littelfuse, Inc.*                                  3,400                 88,400
Living Centers of
  America, Inc.*                                   1,900                 57,238
Logicon, Inc.                                      1,100                 33,825
Lone Star Industries Inc.*                         2,300                 44,563
Lone Star Steakhouse &
  Saloon, Inc.*                                    6,100                156,313
Lottery Enterprises, Inc.                             45                    293
Louis Dreyfus Natural
  Gas Corp.*                                       7,400                108,225
Loyola Capital Corp.                               2,800                 56,000
Luby's Cafeterias, Inc.                            4,700                108,688
Lukens Inc.                                        2,450                 77,481
M.S. Carriers, Inc.*                               2,100                 49,088
M/A-COM., Inc.*                                    3,000                 21,000
MAXXAM Inc.*                                       1,500                 50,438
MDU Resources Group, Inc.                          3,200                 86,800
MICROS Systems, Inc.                               1,100                 40,975
Mac Frugal's
  Bargains-Close-outs, Inc.*                       4,800                 99,000


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               7
--------------------------------------------------------------------------------

                                                  Number
                                                of Shares                Value
                                                ---------                -----
Madison Gas and Electric Co.                       1,500                $49,875
Magma Copper Co. (New)*                            1,900                 33,963
Magna Group, Inc.                                  4,600                 95,163
MagneTek, Inc.*                                    4,100                 60,988
Manitowoc Co., Inc.                                1,600                 41,200
Marcus Corp.                                       1,200                 31,500
Marine Drilling
  Companies, Inc.*                                12,400                 50,375
Mariner Health Group, Inc.*                        3,100                 69,944
Mark Twain Bancshares, Inc.                        2,500                 67,813
Markel Corp.*                                        900                 37,013
Marquette Electronics, Inc.
  Class A*                                         1,900                 36,575
Marsam
  Pharmaceuticals Inc.*                            2,300                 30,619
Marshall Industries                                2,700                 70,538
Masland Corp.                                      2,100                 33,731
Material Sciences Corp.                            1,800                 28,575
Maxim Integrated
  Products, Inc.*                                  1,200                 80,700
Maybelline, Inc.                                   2,500                 45,313
McClatchy Newspapers,
  Inc. Class A                                       600                 13,950
Measurex Corp.                                     2,900                 62,713
Medaphis Corp.*                                    2,500                 95,625
Medicine Shoppe
  International, Inc.                                900                 21,150
Medusa Corp.                                       2,800                 63,700
Men's Wearhouse, Inc.                              2,300                 57,213
Mentor Graphics Corp.                              8,000                107,500
Meredith Corp.                                     1,200                 58,800
Merisel, Inc.*                                     5,500                 50,188
Merrill Corp.                                        900                 16,650
Mesa Airlines, Inc.*                               6,000                 49,500
MESA Inc.*                                        10,300                 52,788
Methode Electronics, Inc.
  Class A                                          4,000                 75,000
Methode Electronics, Inc.
  Class B (Convertible)                              200                  4,175
Metricom, Inc.*                                    2,100                 27,300
Metropolitan Financial Corp.                       5,600                134,400
Michael Foods, Inc.                                2,300                 23,000
Michaels Stores, Inc.*                             3,900                158,438
Micom Communications*                              1,599                 22,986
Micro Warehouse, Inc.                              6,300                219,713
MicroAge Computer
  Centers, Inc.                                    1,950                 24,131
Microchip Technology, Inc.                         1,700                 79,900
Mid Atlantic Medical
  Services Inc.                                    2,000                 46,250
Mid-Am, Inc.                                       2,200                 32,450
Midwest Grain Products, Inc.                       1,600                 42,200
Mine Safety Appliances Co.                         1,200                 54,150
Minerals Technologies, Inc.                          800                 23,800
Mohawk Industries, Inc.                            5,300                 85,463
Molten Metal Technology, Inc.*                     3,800                 84,550
Money-Store Inc., The                              2,300                 47,150
Monk-Austin, Inc.                                  2,900                 42,413
Moorco International, Inc.                         1,800                 26,325
Morgan Keegan, Inc.                                2,100                 26,775
Mosinee Paper Corp.                                  900                 24,413
Mueller Industries, Inc.*                          1,500                 47,438
Multicare Companies, Inc.*                         3,200                 65,800
Musicland Group, Inc.*                             6,200                 84,475
Mutual Assurance, Inc.                             1,550                 45,144
Mycogen Corp.*                                     3,200                 32,800
Myers Industries, Inc.                             2,500                 42,500
N.S. Bancorp, Inc.                                 1,300                 35,994
NAC Re Corp.                                       3,200                 83,200
NACCO Industries, Inc.
  Class A                                          1,300                 76,700
NBB Bancorp, Inc.                                  1,300                 62,075
NCH Corp.                                          1,400                 93,275
NL Industries, Inc.*                               8,700                110,925
NUI Corp.                                          1,500                 23,063
NYMAGIC, Inc.                                      1,400                 23,450
Nabors Industries, Inc.*                          11,900                 87,763
Nash Finch Co.                                     2,000                 32,000
Nashua Corp.                                         700                 15,925
National Auto Credit Inc.*                         4,100                 49,969
National Bancorp of
  Alaska, Inc.                                     1,400                 72,100
National Commerce Bancorp                          4,100                 95,325
National Computer
  Systems, Inc.                                    1,800                 25,650
National Data Corp.                                2,400                 49,800
National Gypsum Co. (New)*                         3,500                118,125
National Penn
  Bancshares, Inc.                                 1,155                 31,329
National Presto
  Industries, Inc.                                 1,100                 43,313
National RE Holdings Corp.                         3,100                 75,950
National Steel Corp. Class B*                      2,300                 40,825
Nautica Enterprises, Inc.                          2,300                 66,700
Navigators Group, Inc.                               600                  9,750
Neiman Marcus Group, Inc.                          6,400                 92,000
Nellcor Inc.*                                      3,000                 93,000
Netmanage, Inc.                                    5,400                152,550
Network General Corp.*                             3,000                 64,313
Network Systems Corp.*                             4,800                 33,300
New England Business
  Service, Inc.                                    2,400                 45,300
New Jersey
  Resources Corp.                                  3,200                 69,600
Noble Drilling Corp.*                             18,975                138,755
Noise Cancellation
  Technologies, Inc.*                             15,400                 20,213
Norand Corp.*                                      1,200                 47,100
North American
  Mortgage Co.                                     2,800                 50,400
North Carolina Natural
  Gas Corp.                                          700                 15,750
North Fork Bancorp, Inc.                           3,000                 45,750
Northwest Natural Gas Co.                          2,000                 60,750
Northwestern Public
  Service Co.                                        900                 23,400
Northwestern Steel & Wire*                         3,900                 23,888
NovaCare, Inc.*                                    4,280                 42,800
Novellus Systems, Inc.*                            2,800                152,950
Noven Pharmaceuticals, Inc.*                       2,600                 39,325
Nuevo Energy Co.*                                  1,300                 29,088
O'Reilly Automotive, Inc.*                         1,400                 35,350
O'Sullivan Corp.                                   2,000                 19,000
OEA, Inc.                                          3,500                 86,188
OM Group, Inc.                                     2,000                 39,875
OMI Corp.                                          3,600                 23,400
ONBANCorp, Inc.                                    2,100                 55,125
Oak Industries Inc.*                               2,900                 74,675


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               8
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Oakwood Homes Corp.                                                                  3,700            $87,875
Oceaneering International, Inc.*                                                     3,600             46,350
Octel Communications Corp.*                                                          4,400             95,150
Offshore Logistics, Inc.*                                                            2,800             36,225
Offshore Pipelines, Inc.*                                                            2,100             42,788
Ogden Projects, Inc.*                                                                  600             10,500
Omega Environmental, Inc.*                                                           5,000             30,000
Omnicare, Inc.                                                                       1,100             40,150
One Valley Bancorp of West Virginia, Inc.                                            2,800             83,650
Oneok Inc.                                                                           4,300             75,788
OrNda Heathcorp*                                                                     6,660            106,560
Orange & Rockland Utilities, Inc.                                                    2,500             75,938
Orbital Sciences Corp.*                                                              2,500             53,438
Oregon Steel Mills, Inc.                                                             6,300            107,888
Orion Capital Corp.                                                                  2,300             70,438
Oshkosh B'Gosh, Inc. Class A                                                         2,400             35,700
Oshkosh B'Gosh, Inc. Class B                                                           200              2,975
Otter Tail Power Co.                                                                 1,600             52,200
Outboard Marine Corp.                                                                3,400             70,125
Owens & Minor, Inc.                                                                  5,100             75,863
Oxford Health Plans, Inc.                                                            1,300            107,250
Oxford Industries, Inc.                                                              1,600             40,800
PAXAR Corp.                                                                          2,750             29,219
PLATINUM technology, inc.*                                                           3,200             71,200
PXRE Corp.                                                                           1,100             27,225
Pacific Crest Capital, Inc.*                                                           126                725
Papa John's International*                                                           1,900             60,563
Paragon Trade Brands*                                                                1,800             43,200
Park Communications, Inc.*                                                           3,100             87,188
Park National Corp.                                                                    800             31,600
Parker Drilling Co.*                                                                11,100             67,988
Patterson Dental Co.                                                                 3,850             72,669
Penn Traffic Co.*                                                                    1,900             78,375
PennCorp Financial  Group, Inc.                                                      2,900             45,675
Pentair, Inc.                                                                          700             29,488
People's Bank Bridgeport Connecticut                                                 5,200             67,925
PeopleSoft, Inc.*                                                                    1,900            117,800
Peoples Choice TV Corp.*                                                             1,100             21,725
Peoples Heritage Financial Group, Inc.                                               2,800             39,550
PerSeptive Biosystems, Inc.*                                                         2,000             22,125
Petroleum Heat and Power Co., Inc. Class A                                           3,200             28,400
Petrolite Corp.                                                                      1,900             56,525
Pharmaceutical Resources, Inc.*                                                      1,800             17,100
Philadelpia Suburban Corp.                                                           1,300             23,075
PhyCor, Inc.*                                                                        1,600             54,800
Physicians Health Services, Inc.*                                                      600             15,225
PictureTel Corp.*                                                                    2,300             44,850
Piedmont Natural Gas Co., Inc.                                                       4,800             96,600
Pier 1 Imports, Inc.                                                                 5,600             43,400
Pikeville National Corp.                                                             1,200             27,600
Pilgrim's Pride Corp.                                                                4,500             45,000
Pillowtex Corp.*                                                                     2,100             25,725
Pioneer Group, Inc.                                                                  2,000             94,000
Pioneer-Standard Electronics, Inc.                                                   2,550             46,219
Piper Jaffray Inc.                                                                   4,600             53,475
Pittston Minerals Group                                                                900             21,600
Pittway Corp.                                                                          300             11,213
Pittway Corp. Class A                                                                1,400             51,100
Plains Petroleum Co.                                                                 1,200             32,400
Platinum Software Corp.                                                              1,500             17,906
Playboy Enterprises, Inc. Class B*                                                   2,100             17,325
Players International, Inc.*                                                         2,800             62,825
Ply-Gem Industries, Inc.                                                             2,200             47,300
Poe & Brown, Inc.                                                                    1,500             32,063
Pogo Producing Co.                                                                     700             15,663
Policy Management Systems Corp.*                                                     2,000             94,000
Pope & Talbot, Inc.                                                                  1,800             31,950
Powersoft Corp.*                                                                     1,500             95,250
Precision Castparts Corp.                                                            3,300             75,488
Premier Bancorp, Inc.                                                                4,600             75,325
President Riverboat Casinos, Inc.                                                    4,700             38,188
Presidential Life Corp.                                                              6,800             40,375
Presstek, Inc.                                                                       1,125             37,898
Primark Corp.*                                                                       3,500             45,500
Prime Hospitality Corp.*                                                             5,500             42,625
Production Operators Corp.                                                           1,600             41,000
Proffitt's, Inc.*                                                                    1,600             28,800
Progress Software Corp.*                                                               900             28,238
Protective Life Corp.                                                                2,200             99,000
Protein Design Labs, Inc.*                                                           2,500             43,438
Provident Bancorp, Inc.                                                              2,800             94,850
Public Service Co. of New Mexico*                                                    6,300             77,963
Public Service Co. of North Carolina, Inc.                                           3,300             48,263
Pulitzer Publishing Co.                                                              2,100             75,075
Puritan-Bennett Corp.                                                                4,200            108,938
Purolator Products Co.                                                               1,600             39,800
Quaker State Corp.                                                                   4,100             55,863
Quality Food Centers, Inc.                                                           3,100             66,650
Quanex Corp.                                                                         2,100             52,238
Quantum Corp.*                                                                       8,100            123,525
Quantum Health Resources, Inc.*                                                      2,600             94,900
Queens County Bancorp                                                                1,200             31,200
Quick & Reilly Group, Inc.                                                           1,680             43,260
REN Corporation-USA*                                                                 2,200             27,500
Raymond James Financial, Inc.                                                        2,800             42,000
Read-Rite Corp.*                                                                     5,900            102,144
Reading & Bates Corp. (New)*                                                        10,600             71,550
Recognition International, Inc.*                                                     1,800             13,275
Recoton Corp.                                                                        1,900             35,625
Regal-Beloit Corp.                                                                   2,800             39,200
Regency Health Services*                                                             3,300             37,538
Reinsurance Group of America, Inc.                                                   3,000             66,750
Reliance Group Holdings, Inc.                                                       18,600            113,925
Republic Bancorp Inc.                                                                2,750             33,000
Rexall Sundown, Inc.                                                                 2,700             28,181
Richfood Holdings, Inc.                                                              3,500             56,000

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               9
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Riggs National Corp.*                                                               11,100           $101,288
Rio Hotel and Casino, Inc.*                                                          3,900             50,700
Rival Co.                                                                            1,500             38,250
River Forest Bancorp, Inc.                                                           1,200             40,350
RoTech Medical Corp.*                                                                1,800             46,125
Robert Half International Inc.                                                       4,600             98,900
Roberts Pharmaceutical Corp.*                                                        3,100             82,538
Rochester Community Savings Bank                                                     2,300             42,263
Rohr Inc.*                                                                           6,600             60,225
Rollins Environmental Services, Inc.                                                11,500             67,563
Rollins Leasing Corp.                                                                8,400             98,700
Roosevelt Financial Group, Inc.                                                      3,300             49,913
Roper Industries, Inc.                                                               2,600             63,050
Ross Stores, Inc.                                                                    4,000             56,000
Ruddick Corp.                                                                        4,200             81,900
Russ & Berrie Co., Inc.                                                              3,500             47,688
Ryan's Family Steak Houses, Inc.*                                                   21,100            134,513
Ryland Group, Inc.                                                                   2,900             46,763
S & T Bancorp, Inc.                                                                  2,000             40,250
S.E. Rykoff & Co.*                                                                   1,400             28,175
S3, Inc.                                                                             2,500             35,625
SCI Systems, Inc.*                                                                   4,800             87,000
SCIMED Life Systems, Inc.*                                                           2,800            134,050
SCOR Reinsurance U.S. Corp.                                                          2,200             24,475
SEI Corp.                                                                            2,900             60,175
SFFed Corp.                                                                          1,400             24,150
SLM Interational, Inc.                                                               3,350             20,519
SPI Pharmaceuticals, Inc.                                                            3,107             71,461
SPX Corp.                                                                            2,300             39,963
SafeCard Services, Inc.                                                              3,700             59,200
Safeskin Corp.*                                                                      2,200             35,750
Sanifill, Inc.*                                                                      2,500             56,875
Santa Cruz Operation, Inc.*                                                          5,500             59,813
Savannah Foods & Industries, Inc.                                                    4,900             61,250
Savoy Pictures Entertainment, Inc.*                                                  4,200             37,275
Sbarro, Inc.                                                                         3,000             74,625
Scholastic Corp.*                                                                    2,800            128,100
Schuler Homes, Inc.*                                                                 3,300             51,563
Scios Nova, Inc.*                                                                    5,200             34,450
Scotts Co. Class A*                                                                  7,400            114,700
Seabord Corp.                                                                          200             36,250
Seafield Capital Corp.                                                               1,100             39,188
Sealed Air Corp.*                                                                    3,700            126,263
Sealright Co., Inc.                                                                  1,300             22,100
Security Capital Bancorp                                                             2,100             32,550
Seitel, Inc.*                                                                        1,000             28,000
Selective Insurance Group, Inc.                                                      4,400            110,550
Sequa Corp. Class A                                                                  1,100             26,950
Sequa Corp. Class B                                                                    700             19,600
Sequent Computer Systems, Inc.*                                                      5,400            103,275
Shared Medical Systems Corp.                                                         3,900            115,294
Shoe Carnival, Inc.                                                                    500              3,250
ShopKo Stores, Inc.                                                                  8,800             86,900
Shorewood Packaging Corp.*                                                           2,800             56,350
Showboat, Inc.                                                                       2,400             28,800
Sierra Health Services, Inc.*                                                        2,000             65,000
Sierra Pacific Resources                                                             5,400            103,950
Silicon Valley Group, Inc.*                                                          1,000             19,500
Simpson Industries, Inc.                                                             3,000             39,000
Sizzler International, Inc.                                                         11,500             69,000
SkyWest Airlines, Inc.                                                               1,900             38,950
Skyline Corp.                                                                        1,300             25,675
Smart & Final Inc.                                                                   3,800             56,525
Smith (A.O.) Corp. Class A                                                           1,000             24,500
Smith (A.O.) Corp. Class B                                                           2,600             63,375
Smith International, Inc.*                                                           7,100            118,925
Smith's Food & Drug Centers, Inc. Class B                                            3,200             82,800
Smithfield Foods, Inc.*                                                              2,600             75,400
Smucker (J.M.) Co. Class B                                                             500             10,688
Snyder Oil Corp.                                                                     4,300             74,175
Sodak Gaming Inc.*                                                                   1,700             24,013
Sofamor Danek Group, Inc.*                                                           4,600             77,050
Sonat Inc.                                                                           5,200            103,350
Sotheby's Holdings, Inc. Class A                                                       700              8,488
South Jersey Industries, Inc.                                                        1,200             20,850
Southdown, Inc.*                                                                     6,400            111,200
Southeastern Michigan Gas Enterprises, Inc.                                          1,890             35,201
Southern California Water Co.                                                          900             14,063
Southern Indiana Gas & Electric Co.                                                  2,866             76,666
Southern Union Co. (New)                                                             2,000             33,750
Southwest Gas Corp.                                                                  3,400             58,225
Southwestern Energy Co.                                                              4,200             72,450
Southwestern Life Insurance Co.*                                                     7,200             31,500
Sovereign Bancorp, Inc.                                                              6,280             57,305
SpaceLabs Medical Inc.*                                                              1,700             35,913
Spectravision, Inc.*                                                                 1,300              1,381
Spectrum Information Technologies, Inc.*                                             8,100             13,542
Spelling Entertainment Group, Inc.                                                  12,300            147,600
Sports & Recreation, Inc.                                                            3,000             84,750
Springs Industries, Inc.                                                             3,200            129,200
St. John's Knits, Inc.                                                               1,300             39,650
St. Paul Bancorp, Inc.                                                               3,500             71,969
Standard Microsystems Corp.*                                                         1,900             46,669
Standard Motor Products, Inc.                                                        2,500             45,625
Standard Pacific Corp.                                                               5,800             39,875
Standard Products Co.                                                                2,700             65,138
Standard Register Co.                                                                4,800             85,200
Standex International Corp.                                                          1,800             58,275
Stanhome Inc.                                                                          400             13,450
Stant Corp.                                                                          2,600             29,250
Starbucks Corp.                                                                      1,100             29,838
Starter Corp.*                                                                       4,900             36,138
State Auto Financial Corp.                                                           2,100             29,925
Station Casinos Inc.*                                                                4,800             63,600
Steel Technologies Inc.                                                              2,100             25,988
Stein Mart, Inc.                                                                     3,600             63,900
Sterling Chemicals, Inc.                                                            10,100            122,463
Sterling Software, Inc.*                                                             3,700            115,625
Stewart Enterprises, Inc. Class A                                                    3,700             89,725

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               10
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF NET ASSETS
October 31, 1994
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Stone & Webster, Inc.                                                                2,700            $87,413
Stone Container Corp.*                                                               6,112            102,376
Stratacom Inc.*                                                                      3,100            175,150
Stratus Computer, Inc.*                                                              2,000             74,500
Strawbridge & Clothier Class A                                                       1,700             36,975
Structural Dynamics Research Corp.*                                                  4,300             20,694
Student Loan Corp.                                                                   2,800             53,550
Sturm, Ruger & Co., Inc.                                                             2,000             53,000
Summa Four, Inc.*                                                                      500             10,375
Summit Bancorp                                                                       4,600             96,888
Summit Technology, Inc.*                                                             2,800             79,800
Sun Healthcare Group, Inc.*                                                          3,608             82,984
Sunglass Hut International, Inc.*                                                    1,600             66,600
Sunrise Medical Inc.*                                                                3,300             85,800
Sunshine Mining Co.                                                                 23,000             48,875
Supercuts, Inc.*                                                                     1,200             13,200
Surgical Care Affiliates, Inc.                                                       7,150            140,319
Susquehanna Bancshares, Inc.                                                         1,700             39,525
Swift Transportation Co.                                                             2,100             90,825
SyStemix, Inc.*                                                                      1,200             18,750
Sybron Corp.*                                                                        1,900             65,788
Symantec Corp.*                                                                      6,000            107,250
Symbol Technologies, Inc.*                                                           4,300            145,125
Symmetricom, Inc.*                                                                   1,600             19,300
Syncor International Corp.*                                                            700              5,950
Synergen, Inc.*                                                                      6,800             36,975
Synetic, Inc.*                                                                       3,300             54,038
Synopsys, Inc.*                                                                        300             13,838
Syratech Corp.*                                                                      1,600             29,400
System Software Associates, Inc.                                                     4,600             57,213
Systems & Computer Technology Corp.*                                                 1,700             33,788
TBC Corp.*                                                                           4,300             41,656
TCA Cable TV, Inc.                                                                   4,000             94,000
TCF Financial Corp.                                                                  2,000             78,000
TJ International                                                                     3,100             55,800
TNP Enterprises, Inc.                                                                1,300             18,038
TNT Freightways Corp.                                                                3,500             89,688
Taco Cabana Class A                                                                  2,500             19,844
Tandycrafts, Inc.*                                                                   1,900             22,800
Tech Data Corp.                                                                      9,000            176,625
Tecnol Inc.*                                                                         3,200             50,800
Tejas Gas Corp.*                                                                     1,800             81,450
Tejon Ranch Co.                                                                      1,900             25,888
Teleflex Inc.                                                                        2,450             94,938
Telxon Corp.                                                                         2,500             33,125
Tencor Instruments*                                                                  1,900             83,600
Tennant Co.                                                                            900             41,063
Terra Industries, Inc.                                                              25,800            274,125
Tesoro Petroleum Corp.*                                                              4,600             43,125
Tetra Tech, Inc. (New)                                                               3,125             60,156
Texas Industries, Inc.                                                               1,800             57,600
Thermedics Inc.                                                                      4,800             72,600
Thermo Cardiosystems Inc.                                                            3,300             58,163
Thermo Fibertek, Inc.*                                                              10,700            164,513
Thermotrex Corp.                                                                     2,700             41,175
Thiokol Corp.                                                                        3,000             73,875
Thomas Nelson, Inc.                                                                  2,100             40,163
Thor Industries, Inc.                                                                1,200             24,600
Tiffany & Co. (New)                                                                  2,700            105,300
Timberland Co. Class A*                                                              1,400             47,425
Titan Wheel International, Inc.                                                        200              5,750
Toll Brothers, Inc.*                                                                 5,700             62,700
Topps Co., Inc.                                                                      7,500             43,594
Toro Co.                                                                             2,100             58,275
Transco Energy Co.                                                                   1,100             15,813
Trenwick Group Inc.                                                                  1,100             40,563
TriMas Corp.                                                                         2,500             57,813
Triarc Cos., Inc. Class A*                                                           3,900             45,338
Trident NGL Holding, Inc.                                                            6,000             63,750
Trimble Navigation Ltd.*                                                             3,100             44,369
Trust Co. of New Jersey (New)                                                        3,900             57,525
TrustCo Bank Corp NY                                                                 2,420             47,190
Trustmark Corp.                                                                      5,300             94,075
Tuscon Electric Power Co.*                                                          26,000             91,000
Tyco Toys, Inc.                                                                      5,900             38,350
U.S. Bioscience, Inc.*                                                               7,600             55,100
U.S. Can Corp.*                                                                      1,800             29,025
U.S. Home Corp. (New)*                                                               1,200             19,050
U.S. Robotics, Inc.*                                                                 2,100             83,738
U.S. Trust Corp.                                                                     1,500             90,750
UMB Financial Corp.                                                                  3,240            104,895
UNR Industries, Inc.                                                                 9,700             58,806
USAir Group, Inc.*                                                                   9,800             42,875
USLICO Corp.                                                                         2,800             56,000
UST Corp.*                                                                           3,200             36,400
UniFirst Corp.                                                                       3,000             35,625
Unilab Corp. (New)*                                                                  6,600             32,588
Union Planters Corp.                                                                 2,700             62,100
Union Switch & Signal*                                                               2,600             41,275
United Bankshares, Inc.                                                              1,900             46,550
United Carolina Bancshares Corp.                                                     2,400             62,100
United Companies Financial Corp.                                                     2,200             72,325
United Fire & Casualty Co.                                                             700             29,400
United Illuminating Co.                                                              2,300             70,150
United Insurance Companies, Inc.*                                                    1,500             46,125
United International Holdings Inc.                                                   1,600             24,200
United Meridian Corp.*                                                               3,900             57,038
United States Shoe Corp.                                                             4,000             71,500
United Stationers Inc.                                                               6,000             59,250
United Television, Inc.*                                                             1,500             79,313
United Waste Systems, Inc.*                                                          3,400             81,175
United Water Resources Inc.                                                          6,000             82,500
United Wisconsin Services, Inc.                                                      2,200             80,850
Unitog Co.                                                                           1,650             30,319
Unitrode Corp.*                                                                      1,600             30,800
Univar Corp.                                                                         2,300             31,913
Universal Health Services, Inc. Class B*                                             1,800             47,925
VISX, Inc.*                                                                          1,800             21,825
VLSI Technology, Inc.*                                                               5,900             76,331
Valassis Communications, Inc.                                                        2,900             44,225
Valence Technology, Inc.*                                                            2,700              8,775
Valhi, Inc.                                                                         21,000            141,750
Valmont Industries, Inc.                                                             1,600             27,400

               See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                              11
--------------------------------------------------------------------------------

                                                                                    NUMBER
                                                                                   OF SHARES           VALUE
                                                                                   ---------          -------
Value City Department Stores, Inc.*                                                  5,900            $67,113
Value Health, Inc.*                                                                  1,232             47,740
Value Line, Inc.                                                                     1,700             53,550
Varco International, Inc.*                                                           9,900             69,300
Vencor, Inc.                                                                         4,650            138,919
Ventritex, Inc.*                                                                     3,700             96,200
Venture Stores, Inc.                                                                 2,900             44,950
VeriFone, Inc.*                                                                      4,300             95,675
Vertex Pharmaceuticals, Inc.*                                                        2,500             33,438
Vesta Insurance Group                                                                1,500             39,563
Vicor Corp.*                                                                         3,600            100,800
Victoria Bankshares, Inc.                                                            1,000             25,750
ViewLogic Systems, Inc.*                                                             2,300             50,600
Vigoro Corp.                                                                         3,300            101,475
Vintage Petroleum, Inc.                                                              3,700             71,688
Viratek, Inc.                                                                        2,295             26,679
Vivra Inc.                                                                           2,800             79,100
W.H. Brady Co. Class A                                                                 900              2,975
WD-40 Co.                                                                            1,200             51,450
WHX Corp.*                                                                          11,000            165,000
WICOR, Inc.                                                                          2,300             65,838
WLR Foods, Inc.                                                                      1,800             47,250
WMS Industries Inc.*                                                                 4,000             70,500
Waban, Inc.*                                                                         6,000            106,500
Wabash National Corp.                                                                3,000            104,250
Walbro Corp.                                                                         1,400             25,025
Wall Data, Inc.*                                                                     1,500             54,938
Wallace Computer Services, Inc.                                                      1,400             38,850
Washington Energy Co.                                                                3,800             51,775
Washington National Corp.                                                            4,900            105,963
Waterhouse Securities, Inc.                                                          1,600             25,800
Watson Pharmaceuticals, Inc.*                                                        2,600             68,250
Watts Industries, Inc. Class A                                                       3,100             74,400
Weatherford International Inc.*                                                      3,500             39,813
Webb (Del) Corp.                                                                     2,100             33,863
Weirton Steel Corp.*                                                                 4,300             37,088
Welbilt Corp.*                                                                       1,500             37,313
Wellman, Inc.                                                                          500             16,438
Werner Enterprises, Inc.                                                               500             12,688
WesBanco, Inc.                                                                       1,400             38,325
West Company, Inc.                                                                   3,000             84,375
Westamerica Bank                                                                     1,000             32,000
Westcorp Financial Services                                                          4,130             39,235
Westcott Communications, Inc.                                                        2,900             39,875
Western Co. of North America*                                                        2,900             51,475
Western Digital Corp.*                                                               8,200            139,400
Western Waste Industries*                                                            2,400             42,000
WestPoint Stevens, Inc.*                                                             5,600             82,600
Westwood One, Inc.*                                                                  5,000             47,813
White River Corp.*                                                                   1,000             32,875
Whitney Holding Corp.                                                                2,400             54,300
Whole Foods Market, Inc.                                                             1,900             29,213
Williams-Sonoma, Inc.                                                                4,200            145,950
Winnebago Industries, Inc.                                                           4,100             36,388
Wisconsin Central Transportation Corp.                                               2,800            129,150
Wolverine Tube, Inc.*                                                                2,000             50,250
Wolverine World Wide, Inc.                                                           1,700             41,650
Worthen Bank & Trust Co.                                                             2,500             71,563
Wyle Laboratories                                                                    2,300             42,550
X-Rite, Inc.                                                                         1,600             58,600
XCL Limited*                                                                        20,500             28,188
Xircom, Inc.*                                                                        2,500             43,438
Yankee Energy System, Inc.                                                           1,900             42,513
Yellow Corp.                                                                         5,100             99,131
Younkers, Inc.*                                                                      1,000             19,625
Zebra Technologies Corp. Class A*                                                      900             36,563
Zenith Electronics Corp.*                                                            7,700            107,800
Zenith Laboratories, Inc. (New)                                                      2,400             57,000
Zenith National Insurance Corp.                                                      3,100             73,238
Zero Corp.                                                                           1,900             24,463
Zilog, Inc.*                                                                           400             11,600
Zions Bancorp                                                                        2,300             86,408
Zurn Industries, Inc.                                                                2,000             36,500
1st Source Corp.                                                                     1,145             28,482
3DO Co.*                                                                             3,200             53,200
                                                                                                  -----------
TOTAL COMMON STOCK(Cost $64,786,151)                                                               65,383,543
                                                                                  Maturity        -----------
                                                                                  --------
REPURCHASE AGREEMENT--4.0%
State Street Bank & Trust 4.25%
         Dated 10/31/94
         Due 11/01/94
         Collateralized By:
         U.S. Treasury Bill
         $2,860,000 Par;
         Due 4/30/95                                                     $2,730,000                 2,730,000
                                                                                                  -----------
TOTAL REPURCHASE AGREEMENT
         (Cost $2,730,000)                                                                          2,730,000
                                                                                                  -----------
TOTAL INVESTMENTS -- 100.0%
         (Cost $67,516,151)                                                                        68,113,543
                                                                                                  -----------
OTHER ASSETS AND LIABILITIES -- 0.0%
         Other Assets                                                                                 230,704
         Liabilities                                                                                 (216,246)
                                                                                                  -----------
                                                                                                       14,458
                                                                                                  -----------
NET ASSETS -- 100.0%
Applicable to 6,779,517
         outstanding $0.00001
         par value shares
         (unlimited shares authorized)                                                            $68,128,001
                                                                                                  ===========
NET ASSET VALUE PER SHARE                                                                         $     10.05
                                                                                                  ===========

---------------
*Non-Income Producing Security

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                               12
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF OPERATIONS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------


Investment income:
  Dividends                                                          $   588,017
  Interest                                                               112,525
                                                                     -----------
  Total investment income                                                700,542
                                                                     -----------
Expenses:
  Investment advisory and administration fee                             258,394
  Transfer agency and shareholder service fees                           129,197
  Custodian fees                                                          82,467
  Registration fees                                                       32,217
  Professional fees                                                       28,173
  Shareholder reports                                                     48,377
  Trustees' fees                                                          18,495
  Amortization of deferred organization costs                             13,320
  Insurance and other expenses                                             4,609
                                                                     -----------
                                                                         615,249
Less expenses reduced and absorbed                                      (267,476)
                                                                     -----------
    Total expenses incurred by Fund                                      347,773
                                                                     -----------
Net investment income                                                    352,769
                                                                     -----------

Net realized gain (loss) on investments:
  Proceeds from sales of investments                                   8,478,561
  Cost of investments sold                                            (9,006,296)
                                                                     -----------
    Net realized loss on investments sold                               (527,735)
                                                                     -----------

Net unrealized appreciation on investments:
  Beginning of period                                                         --
  End of period                                                          597,392
                                                                     -----------
    Net unrealized appreciation on investments                           597,392
                                                                     -----------
  Net gain on investments                                                 69,657
                                                                     -----------
  Net increase in net assets resulting from operations               $   422,426
                                                                     ===========


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                              13
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
STATEMENT OF CHANGES IN NET ASSETS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------

Operations:
  Net investment income                                             $    352,769
  Net realized loss on investments sold                                 (527,735)
  Net unrealized appreciation on investments                             597,392
                                                                    ------------
  Net increase in net assets resulting from operations                   422,426
                                                                    ------------
Dividends to shareholders from net investment income                     (56,830)

Capital Share Transactions:
  Proceeds from shares sold                                           78,645,543
  Net asset value of shares issued in reinvestment of dividends           52,690
  Early withdrawal fees                                                   27,385
  Less payments for shares redeemed                                  (10,963,213)
                                                                    ------------
  Increase in net assets from capital share transactions              67,762,405
                                                                    ------------
Total increase in net assets                                        $ 68,128,001

Net Assets:
  Beginning of period                                                         --
                                                                    ------------
  End of period (including undistributed net
    Investment income of $295,939)                                  $ 68,128,001
                                                                    ============
Number of Fund Shares:
  Sold                                                                 7,883,827
  Reinvested                                                               5,322
  Redeemed                                                            (1,109,632)
                                                                    ------------
  Net increase in shares outstanding                                   6,779,517
Shares Outstanding:
  Beginning of period                                                         --
                                                                    ------------
  End of period                                                        6,779,517
                                                                    ============

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                              14
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended. The Fund commenced operations on December 3, 1993.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(TM). The assets of each series are segregated and accounted for separately.

The investment objective of the Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM), an index created to represent the performance of the second 1,000 largest publicly traded common stocks issued by United States companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Security valuation -- Investments in securities traded on an exchange are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's sub-advisor pursuant to Board of Trustees guidelines. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions, in the accompanying financial statements, are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund, its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

SchwabFunds(R)                                                              15
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

At October 31, 1994, (for financial reporting and federal income tax purposes), net unrealized appreciation aggregated $597,392 of which $7,021,886 related to appreciated securities and $6,424,494 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .50% of the first $300 million of average daily net assets and .45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $258,394 during the period from December 3, 1993 (commencement of operations) to October 31, 1994, before the Investment Manager reduced its fee (see Note 5).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Dimensional Fund Advisors Inc. ("Dimensional") to perform day-to-day portfolio management for the Fund. Dimensional does not receive compensation directly from the Fund. However, the Investment Manager pays Dimensional an annual fee, payable monthly, of .10% of the first $300 million of average daily net assets and .05% of such assets over $300 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .05% of average daily net assets for transfer agency services and .20% of such assets for shareholder services. For the period from December 3, 1993 (commencement of operations) to October 31, 1994, the Fund incurred transfer agency and shareholder service fees of $129,197, before Schwab reduced its fees (see Note 5).

Officers and trustees -- During the period, certain officers and trustees of the Trust were also officers or directors of the Investment Manager, Schwab or Dimensional. During the period ended October 31, 1994, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $18,495 related to the Trust's unaffiliated trustees.

4. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period December 3, 1993 (commencement of operations) to October 31, 1994, no borrowings were made under this arrangement.

SchwabFunds(R)                                                              16
--------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the period December 3, 1993 (commencement of operations) to October 31, 1994
--------------------------------------------------------------------------------

5. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the period from December 3, 1993 (commencement of operations) to October 31, 1994, the total of such fees and expenses reduced and absorbed by the Investment Manager was $153,640 and the total of such fees reduced by Schwab was $113,836.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $73,792,447 and $8,478,561, respectively, for the period from December 3, 1993 (commencement of operations) to October 31, 1994.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a .50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the period from December 3, 1993 (commencement of operations) to October 31, 1994, total early withdrawal fees retained by the Fund amounted to $27,385.

8. COMPOSITION OF NET ASSETS

At October 31, 1994, net assets consisted of:

Capital paid in                                                      $67,762,405
Accumulated undistributed net investment income                          295,939
Accumulated net realized loss on investments sold                       (527,735)
Net unrealized appreciation on investments                               597,392
                                                                     -----------
        Total                                                        $68,128,001
                                                                     ===========

At October 31, 1994, the Fund's Statement of Net Assets included liabilities of $106,248 for Fund shares redeemed and $24,610 for investment advisory and administration fee payable.

SchwabFunds(R)                                                              17
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period, from December 3, 1993 (commencement of operations) to October 31, 1994:

Net asset value at beginning of period                               $     10.00
Income from Investment Operations
  Net investment income                                                      .06
  Net realized and unrealized gain (loss) on investments                      --
                                                                     -----------
  Total from investment operations                                           .06
Less Distributions
  Dividends from net investment income                                      (.01)
  Distributions from realized gain on investments                             --
                                                                     -----------
  Total distributions                                                       (.01)
Net asset value at end of period                                     $     10.05
                                                                     ===========
Total return (%)                                                             .63
Ratios/Supplemental Data
  Net assets, end of period                                          $68,128,001
  Ratio of expenses to average net assets (%)*                               .67
  Ratio of net investment income to average net assets (%)*                  .68
  Portfolio turnover rate (%)                                                 16


The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the period ended October 31, 1994, would have been 1.19%*, and the ratio of net investment income to average net assets would have been .16%*.


* Annualized

SchwabFunds(R)                                                               18
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Small-Cap Index Fund(TM)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Schwab Small-Cap Index Fund(TM) (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1994, the results of its operations and the changes in its net assets for the period presented, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1994 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 30, 1994


                    1994 SPECIAL TAX INFORMATION (UNAUDITED)

Notice to Corporate Shareholders
-------------------------------------------------------------------------------
100% of the Fund's distributions for the fiscal year ended October 31, 1994 qualify for the corporate dividends received deduction.
-------------------------------------------------------------------------------

                                     PART C
                                OTHER INFORMATION



                                DECEMBER 15, 1995


                              SCHWAB CAPITAL TRUST


Item 24.      Financial Statements and Exhibits.


     (a) Financial Statements for Schwab International Index Fund(TM) and Schwab Small-Cap Index Fund(TM) (as of the filing date of this Post-Effective Amendment, Schwab Asset Director-High Growth, Schwab Asset Director-Balanced, and Schwab Asset Director conservative (the "Asset Director Funds") had no financial statements):


              -- Incorporated by reference to Prospectuses for Schwab International Index Fund and Schwab Small-Cap Index Fund filed with the Securities and Exchange Commission under Rule 497(e) on June 30, 1995

                      --  Condensed Financial Information

              --      Included in Part B, Statement of Additional Information:

                      -- Statement of Net Assets for Schwab International Index Fund as of October 31, 1994 (Audited)

                      -- Statement of Operations for Schwab International Index Fund for the year ended October 31, 1994 (Audited)

                      -- Statement of Changes in Net Assets for Schwab International Index Fund for the year ended October 31, 1994 (Audited)

                      -- Notes to Financial Statements for Schwab International Index Fund for the year ended October 31, 1994 (Audited)

                      -- Report of the Independent Accountants for Schwab International Index Fund, dated November 30, 1994

                      -- Statement of Net Assets for Schwab Small-Cap Index Fund for the year ended October 31, 1994

                      -- Statement of Operations for Schwab Small-Cap Index Fund for the period December 3, 1993 (commencement of operations) to October 31, 1994 (Audited)

                      -- Statement of Changes in Net Assets for Schwab Small-Cap Index Fund for the period December 3, 1993 (commencement of operations) to October 31, 1994 (Audited)

                      -- Notes to Financial Statements for Schwab Small-Cap Index Fund(TM) for the period December 3, 1993 (commencement of operations) to October 31, 1994 (Audited)

                      -- Report of the Independent Accountants for Schwab Small-Cap Index Fund, dated November 30, 1994

    (b)               Exhibits:

      (1)             --          Agreement and Declaration of Trust is
                                  incorporated by reference to Exhibit (1) to Registrant's Registration Statement on Form
                                  N-1A, filed on May 10, 1993

      (2)             --          Amended and Restated By-Laws are incorporated
                                  by reference to Exhibit (2) to Post-Effective
                                  Amendment No. 4 to Registrant's Registration
                                  Statement on Form N-1A, filed on February 24,
                                  1995

      (3)             --          Inapplicable

      (4)    (a)      --          Article III, Section 5, Article V, Article
                                  VI, Article VIII, Section 4 and Article IX,
                                  Sections 1, 5 and 7 of the Agreement and
                                  Declaration of Trust is incorporated by
                                  reference to Exhibit (1) to Registrant's
                                  Registration Statement on Form N-1A, filed on
                                  May 10, 1993

             (b)      --          Article 9, Article 10, Section 6 and Article
                                  11 of the By-Laws is incorporated by
                                  reference to Exhibit (2) to Post-Effective
                                  Amendment No. 4 to Registrant's Registration
                                  Statement on Form N-1A, filed on February 24,
                                  1995

      (5)    (a)      --          Investment Advisory and Administration
                                  Agreement between Registrant and Charles
                                  Schwab Investment Management, Inc. (the
                                  "Investment Manager") is incorporated by
                                  reference to Exhibit (5)(a) to Post-Effective
                                  Amendment No. 4 to Registrant's Registration
                                  Statement on Form N-1A, filed on February 24,
                                  1995


             (b)      --          Revised Schedules to Investment Advisory and
                                  Administration Agreement referred to at
                                  Exhibit 5(a) above are filed herewith




             (c)      --          Investment Sub-Advisory Agreement between
                                  Investment Manager and Symphony Asset
                                  Management, Inc.  ("Symphony") is filed
                                  herewith


      (6)    (a)      --          Distribution Agreement between Registrant and
                                  Charles Schwab & Co., Inc. ("Schwab") is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 1 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed on August 16, 1993

             (b)      --          Revised Schedule to the Distribution
                                  Agreement referred to at Exhibit (6)(a) above is filed herewith


      (7)             --          Inapplicable

      (8)    (a)      --          Custodian Agreement between Registrant and
                                  State Street Bank and Trust Company is
                                  incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 2 to
                                  Registrant's Registration Statement on Form
                                  N-1A, filed on February 25, 1994


             (b)      --          Revised Schedules to the Custodian Agreement
                                  referred to at Exhibit (8)(a) above are filed herewith


             (c)      --          Transfer Agency Agreement between Registrant
                                  and Schwab is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment
                                  No. 1 to Registrant's Registration Statement on Form N-1A, filed on August 16, 1993


             (d)       --         Revised Schedules to the Transfer Agency
                                  Agreement referred to at Exhibit (8)(c) above are filed herewith


             (e)      --          Shareholder Service Agreement between
                                  Registrant and Schwab is incorporated by
                                  reference to Exhibit (8)(c) to Post-Effective
                                  Amendment No. 1 to Registrant's Registration
                                  Statement on Form N- 1A, filed on August 16,
                                  1993


             (f)      --          Revised Schedules to the Shareholder Service
                                  Agreement referred to at Exhibit (8)(e) above are filed herewith



      (9)             --          License Agreement between Schwab Capital
                                  Trust and Standard & Poor's is filed herewith


      (10)            --          Opinion and Consent of Ropes & Gray as to
                                  legality of the securities being registered is incorporated by reference to Registrant's
                                  Rule 24f-2 Notice, filed on December 16, 1994

      (11)   (a)      --          Consent of Ropes & Gray is filed herewith

             (b)      --          Consent of Price Waterhouse LLP, Independent
                                  Accountants, is filed herewith

      (12)            --          Inapplicable

      (13)   (a)      --          Purchase Agreement for the Schwab
                                  International Index Fund(TM) is incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 1 to
                                  Registrant's Registration Statement on Form
                                  N- 1A, filed on August 16, 1993

             (b)      --          Purchase Agreement for the Schwab Small-Cap
                                  Index Fund(TM) is incorporated by reference
                                  to Exhibit (13)(b) to Post-Effective
                                  Amendment No. 2 to Registrant's Registration
                                  Statement on Form N-1A, filed on February 25,
                                  1994


             (c)      --          Purchase Agreement for the Asset Director
                                  Funds is filed herewith


      (14)            --          Inapplicable

      (15)            --          Inapplicable

      (16)   (a)      --          Performance calculation for Schwab
                                  International Index Fund is incorporated by reference to Exhibit (16) to Post-Effective
                                  Amendment No. 2 to Registrant's Registration
                                  Statement on Form N- 1A, filed on February
                                  25, 1994

             (b)      --          Performance calculation for Schwab Small-Cap
                                  Index Fund is incorporated by reference to Exhibit (16)(b) to Post-Effective Amendment
                                  No. 4 to Registrant's Registration Statement on Form N-1A, filed on February 24, 1995

      (27)   (a)      Financial Data Schedule for Schwab International Index
                      Fund is filed herewith

             (b) Financial Data Schedule for Schwab Small-Cap Index Fund is filed herewith

Item 25.     Persons Controlled by or under Common Control with Registrant.

      The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, and Schwab Advantage Trust each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, and Schwab Advantage Trust may be deemed to be under common control with Registrant.


Item 26.     Number of Holders of Registrant's Securities.


      As of December 1, 1995, the number of record holders of shares of beneficial interest for the series of Registrant was:



              Name of Fund                               Number of Record Holders
              ------------                               ------------------------
              Schwab International Index Fund(TM)        1 (for the benefit of 24,771
                                                         accounts)

              Schwab Small-Cap Index Fund(TM)            1 (for the benefit of 18,559
                                                         accounts)

              Name of Fund                               Number of Record Holders
              ------------                               ------------------------
              Schwab Asset Director(R)-High Growth       1 (for the benefit of 11,253
              Fund                                       accounts)
              Schwab Asset Director(R)-Balanced          1 (for the benefit of 6,671
              Growth Fund                                accounts)
              Schwab Asset Director(R)-Conservative      1 (for the benefit of 2,321
              Growth Fund                                accounts)


Item 27.     Indemnification.

      Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

      Insofar as indemnification for liability arising under the Securities
Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28.     Business and Other Connections of Investment Manager.

      (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the Prospectus section captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Schwab International Index Fund(TM) and Schwab Small-Cap Index Fund(TM).

             Information pertaining to business and other connections of Registrant's Investment Manager and sub-adviser is incorporated by reference to the Prospectus section captioned "Management Functions and Responsibilities" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Asset Director Funds.


             Information pertaining to business and other connections of Registrant's Investment Manager and is incorporated by reference to the Prospectus section captioned "Management Functions and Responsibilities" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Schwab S&P 500 Fund.


             Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to The Charles Schwab Family of Funds, also serves as the Investment Manager to Schwab Investments, Schwab Annuity Portfolios, and Schwab Advantage Trust, each an open-end management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Advantage Trust, and any other investment companies that Schwab may sponsor in the future.

             Registrant's sub-investment adviser for the Asset Director Funds is Symphony. Symphony was formed on March 30, 1994 and, as of June 30, 1995, manages approximately $600 million. BARRA, Inc. owns 100% of the outstanding stock of Symphony.

      (b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:


Name and Position
 with Registrant                     Name of Company                       Capacity
-----------------                    ---------------                       --------
Charles R. Schwab,                   Charles Schwab & Co., Inc.            Founder, Chairman and Director
Chairman and Trustee
                                     The Charles Schwab Corporation        Chairman, Chief Executive Officer
                                                                           and Director

                                     Charles Schwab Investment             Chairman and Director
                                     Management, Inc.

                                     The Charles Schwab Trust Company      Chairman and Director

                                     Mayer & Schweitzer, Inc.              Director

                                     The Gap, Inc.                         Director

                                     Transamerica Corporation              Director

                                     AirTouch Communications               Director


 Lawrence J. Stupski                 Charles Schwab & Co., Inc.            Director until February 1995; Vice
                                                                           Chairman until August 1994

Name and Position
 with Registrant                     Name of Company                       Capacity
-----------------                    ---------------                       --------
                                     The Charles Schwab Corporation        Vice Chairman and Director; Chief
                                                                           Operating Officer until March 1994

                                     The Charles Schwab Trust Company      Director

David S. Pottruck                    Charles Schwab & Co., Inc.            President, Chief Executive Officer,
                                                                           and Director

                                     The Charles Schwab Corporation        President, Chief Operating Officer,
                                                                           and Director

                                     Charles Schwab Investment             Director
                                     Management, Inc.

                                     Mayer & Schweitzer, Inc.              Chairman and Chief Executive
                                                                           Officer and Director

Ronald W. Readmond                   Charles Schwab & Co., Inc.            Vice Chairman and Director; Senior
                                                                           Executive Vice President and Chief
                                                                           Operating Officer until January
                                                                           1995

                                     The Charles Schwab Corporation        Executive Vice President; Senior
                                                                           Executive Vice President until
                                                                           January 1995

                                     Mayer & Schweitzer, Inc.              Director

John P. Coghlan                      Charles Schwab & Co., Inc.            Executive Vice President - Schwab
                                                                           Institutional

                                     The Charles Schwab Corporation        Executive Vice President - Schwab
                                                                           Institutional

                                     The Charles Schwab Trust Company      Director and Executive Vice
                                                                           President

A. John Gambs,                       Charles Schwab & Co., Inc.            Executive Vice President, Chief
Treasurer and Principal Financial                                          Financial Officer, and Director
Officer
                                     The Charles Schwab Corporation        Executive Vice President and Chief
                                                                           Financial Officer

                                     Charles Schwab Investment             Chief Financial Officer and Director
                                     Management, Inc.

                                     The Charles Schwab Trust Company      Chief Financial Officer

Name and Position
 with Registrant                     Name of Company                       Capacity
-----------------                    ---------------                       --------
                                     Mayer & Schweitzer, Inc.              Director

Dawn G. Lepore                       Charles Schwab & Co., Inc.            Executive Vice President and Chief
                                                                           Information Officer

                                     The Charles Schwab Corporation        Executive Vice President and Chief
                                                                           Information Officer

Daniel O. Leemon                     The Charles Schwab Corporation        Executive Vice President - Business
                                                                           Strategy

                                     Charles Schwab & Co., Inc.            Executive Vice President - Business
                                                                           Strategy

Timothy F. McCarthy,                 Charles Schwab Investment             Chief Executive Officer
Trustee and President                Management, Inc.

                                     Charles Schwab & Co., Inc.            Executive Vice President - Mutual
                                                                           Funds

                                     The Charles Schwab Corporation        Executive Vice President - Mutual
                                                                           Funds

                                     Jardine Fleming Unit Trusts Ltd.      Chief Executive Officer (until
                                                                           October 1995)

                                     Fidelity Investment Advisor Group     President (until 1994)


Elizabeth G. Sawi                    Charles Schwab & Co., Inc.            Executive Vice President -
                                                                           Electronic Brokerage

                                     The Charles Schwab Corporation        Executive Vice President -
                                                                           Electronic Brokerage


John N. Tognino                      Charles Schwab & Co., Inc.            Executive Vice President - Capital
                                                                           Markets and Trading

                                     The Charles Schwab Corporation        Executive Vice President - Capital
                                                                           Markets and Trading

                                     Mayer & Schweitzer, Inc.              Director and Vice Chairman

Luis E. Valencia                     Charles Schwab & Co., Inc.            Executive Vice President - Human
                                                                           Resources and Administrative
                                                                           Services

                                     The Charles Schwab Corporation        Executive Vice President - Human

Name and Position
 with Registrant                     Name of Company                       Capacity
-----------------                    ---------------                       --------
                                                                           Resources and Administrative
                                                                           Services

                                     Commercial Credit Corporation         Managing Director until February
                                                                           1994


Christopher V. Dodds                 Charles Schwab & Co., Inc.            Treasurer and Senior Vice President

                                     The Charles Schwab Corporation        Treasurer and Senior Vice President

                                     Mayer & Schweitzer, Inc.              Treasurer


William J. Klipp,                    Charles Schwab & Co., Inc.            Senior Vice President;
Trustee, Senior Vice President,                                            Treasurer until 1993
and Chief Operating Officer
                                     Charles Schwab Investment             President and Chief Operating
                                     Management, Inc.                      Officer

                                     Mayer & Schweitzer, Inc.              Treasurer until 1993


Stephen B. Ward,                     Charles Schwab Investment             Senior Vice President and Chief
Senior Vice President and Chief      Management, Inc.                      Investment Officer
Investment Officer

Frances Cole,                        Charles Schwab Investment             Vice President, Chief Counsel and
Secretary                            Management, Inc.                      Compliance Officer, and Assistant
                                                                           Corporate Secretary

Pamela E. Herlich,                   The Charles Schwab Corporation        Assistant Corporate Secretary
Assistant Secretary
                                     Charles Schwab & Co., Inc.            Assistant Corporate Secretary

                                     Charles Schwab Investment             Corporate Secretary
                                     Management, Inc.

                                     Mayer & Schweitzer, Inc.              Corporate Secretary


David J. Neuman                      The Charles Schwab Trust Company      Corporate Secretary


Mary B. Templeton                    Charles Schwab Investment             Assistant Corporate Secretary
                                     Management, Inc.

                                     The Charles Schwab Corporation        Corporate Secretary

Name and Position
 with Registrant                     Name of Company                       Capacity
-----------------                    ---------------                       --------
                                     Charles Schwab  & Co., Inc.           Corporate Secretary

                                     Mayer & Schweitzer                    Assistant Corporate Secretary

                                     The Charles Schwab Trust Company      Assistant Corporate Secretary

Christina M. Perrino                 Charles Schwab Investment             Vice President and Senior Counsel
Assistant Secretary                  Management, Inc.

David H. Lui                         Charles Schwab Investment             Vice President and Senior Counsel
Assistant Secretary                  Management, Inc.


(b) The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name                      Name of Company                           Capacity
----                      ---------------                           --------
Andrew T. Rudd            Symphony Asset Management, Inc.           Director and Chairman

                          BARRA, Inc.                               Director, Chief Executive Officer and
                                                                    Chairman

Jeffrey L. Skelton        Symphony Asset Management, Inc.           Director, Chief Executive Officer, and
                                                                    President

                          BARRA, Inc.                               President, BARRA Ventures Div.

                          Wells Fargo Nikko Investment Advisors     President -- WFNIA Europe until 1993

James D. Kirsner          Symphony Asset Management, Inc.           Director

                          BARRA, Inc.                               Chief Financial Officer

                          Arthur Andersen & Co.                     Partner until 1993

Maria L. Hekker           Symphony Asset Management, Inc.           General Counsel and Secretary

                          BARRA, Inc.                               Chief Legal Officer

Neil L. Rudolph           Symphony Asset Management, Inc.           Chief Operating Officer/Chief
                                                                    Compliance Officer

                          Wells Fargo Nikko Investment Advisors     Managing Director, Chief Operating
                                                                    Officer -- Mutual Fund Group until 1994

Name                      Name of Company                           Capacity
----                      ---------------                           --------
Praveen K. Gottipalli     Symphony Asset Management, Inc.           Director of Investments

                          BARRA, Inc.                               Director of Active Strategies, 1994


Michael J. Henman         Symphony Asset Management, Inc.           Director of Business Development

                          Wells Fargo Nikko Investment Advisors     Managing Director until 1994


Item 29.     Principal Underwriter.

      (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Advantage Trust, and intends to act as such for any other investment company which Schwab may sponsor in the future.

      (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

      (c)    Not applicable.

Item 30.     Location of Accounts and Records.


      All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are
maintained at the offices of:   Registrant (transfer agency and shareholder
records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Asset Director Funds is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian and fund accountants, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02180 (ledgers, receipts, and brokerage orders); or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws, and declaration of trust).



Item 31.     Management Services.

             Not applicable.

Item 32.     Undertakings.

      (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

      (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

      (c) Registrant undertakes to file a post-effective amendment using financial statements, which need not be audited, for the Asset Director Funds, within four to six months from the commencement of operations for each the Schwab Asset Director-High Growth, Schwab Asset Director-Balanced Growth, and Schwab Asset Director-Conservative Growth.


      (d) Registrant undertakes to file a post-effective amendment using financial statements, which need not be audited, for the Schwab S&P 500 Index Fund, within four to six months from the commencement of operations for the Schwab S&P 500 Index Fund.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 6 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California, on the 15th day of December 1995.


                                      SCHWAB CAPITAL TRUST
                                      Registrant


                                      Charles R. Schwab*
                                      ------------------------------------------
                                      Charles R. Schwab, Chairman



      Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 15th day of December 1995.



Signature                                        Title
---------                                        -----
Charles R. Schwab*                               Chairman and Trustee
--------------------------
Charles R. Schwab

Timothy F. McCarthy*                             President and Trustee
--------------------------
Timothy F. McCarthy

William J. Klipp*                                Senior Vice President, Chief
--------------------------                       Operating Officer, and Trustee
William J. Klipp

Donald F. Dorward*                               Trustee
--------------------------
Donald F. Dorward

Robert G. Holmes*                                Trustee
--------------------------
Robert G. Holmes

Donald R. Stephens*                              Trustee
--------------------------
Donald R. Stephens

Michael W. Wilsey*                               Trustee
--------------------------
Michael W. Wilsey

A. John Gambs*                                   Principal Financial Officer
--------------------------
A. John Gambs

*By:  /s/ Frances Cole
     ----------------------------------------------
     Frances Cole, Attorney-in-Fact pursuant
     to Powers of Attorney filed herewith

                                POWER OF ATTORNEY

        I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

        WITNESS my hand on the date set forth below.

November 8, 1995                          /s/ Charles R. Schwab
                                          ------------------------------
                                          Charles R. Schwab, Trustee and Officer

                                POWER OF ATTORNEY

        I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

        WITNESS my hand on the date set forth below.

November 8, 1995                            /s/ William J. Klipp
                                           ------------------------------
                                           William J. Klipp, Trustee and Officer

                                POWER OF ATTORNEY

        I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

        WITNESS my hand on the date set forth below.

November 8, 1995                            /s/ Donald F. Dorward
                                            ------------------------------
                                            Donald F. Dorward, Trustee

                                POWER OF ATTORNEY

        I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

        WITNESS my hand on the date set forth below.

November 8, 1995                            /s/ Robert G. Holmes
                                            ------------------------------
                                            Robert G. Holmes, Trustee

                                POWER OF ATTORNEY

        I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

        WITNESS my hand on the date set forth below.

November 8, 1995                        /s/ Timothy F. McCarthy
                                        ------------------------------
                                        Timothy F. McCarthy, Trustee and Officer

                                POWER OF ATTORNEY

         I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         WITNESS my hand on the date set forth below.

November 8, 1995                                     /s/ Donald R. Stephens
                                                     ---------------------------
                                                     Donald R. Stephens, Trustee

                                POWER OF ATTORNEY

         I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         WITNESS my hand on the date set forth below.

November 8, 1995                                   /s/ Michael W. Wilsey
                                                   ---------------------------
                                                   Michael W. Wilsey, Trustee

                                POWER OF ATTORNEY

         I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         WITNESS my hand on the date set forth below.

November 8, 1995                                   /s/ A. John Gambs
                                                   ---------------------------
                                                   A. John Gambs
                                                   Principal Financial Officer

                                 EXHIBIT INDEX

Exhibit No.
-----------

(5)(b)              Revised Schedules to the Investment Advisory and
                    Administration Agreement

(5)(c)              Investment Sub-Advisory Agreement
(6)(b)              Revised Schedule to the Distribution Agreement

(8)(b)              Revised Schedules to the Custodian Agreement

(8)(d)              Revised Schedules to the Transfer Agency Agreement

(8)(f)              Revised Schedules to the Shareholder Services Agreement

(9)                 License Agreement
(11)(a)             Consent of Ropes & Gray
(11)(b)             Consent of Price Waterhouse LLP
(13)(c)             Purchase Agreement
(27)(a)             Financial Data Schedule for Schwab International Index
                    Fund
(27)(b)             Financial Data Schedule for Schwab Small-Cap Index Fund